Semi-Annual Report

[Graphic Representaion Omitted--See Appendix]

Independence One®

Mutual Funds

Independence One® Mutual Funds offer eight portfolios, including three equity funds, two bond funds and three money market funds. This Semi-Annual Report relates to the following funds:

Independence One
Equity Plus Fund
Class A Shares
Class B Shares

Independence One
Small Cap
Fund Class A Shares

Independence One
International Equity Fund
Class A Shares

Independence One
U.S. Government Securities Fund
Class A Shares
Class B Shares

October 31, 2000

[Independence One Logo]

For more information about any of the Independence One® Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report of the Independence One Mutual Funds, which covers the six-month period from May 1, 2000 through October 31, 2000. Inside, you'll find complete financial information for the funds. The report begins with a discussion by the funds' portfolio managers, followed by a listing of each fund's holdings and financial statements.

The following is a fund-by-fund summary of performance over the six-month reporting period:

Independence One Equity Plus Fund

This fund invests in a portfolio of high-quality stocks that typically includes many household name companies. Class A Shares, which began operation on May 23, 2000, produced a total return of 0.32%, or (3.68%) adjusted for the sales charge.1 Class B Shares produced a total return of (4.19%), or (8.98%) adjusted for the contingent deferred sales charge.1 The fund ended the reporting period with $334.4 million in net assets.

Independence One Small Cap Fund

During the reporting period, small cap stocks produced relatively flat returns. However, small cap stocks continued to remain very attractively valued compared to large cap stocks.

Independence One International Equity Fund

During the reporting period, the fund's portfolio of stocks from recognized exchanges throughout the world3 produced a negative total return of (8.46%), or (12.11%) adjusted for the sales charge,1 for Class A Shares. The fund's net assets totaled $23.4 million at the end of the reporting period.

Independence One U.S. Government Securities Fund

For Class A Shares, this fund's all-government bond portfolio produced an income stream totaling $0.29 per share. The net asset value rose from $10.03 to $10.24. As a result, Class A Shares produced a positive total return of 5.07%, or 0.85% adjusted for the sales charge.1 Class B Shares produced a positive total return of 4.55%, or (0.45%) adjusted for the contingent deferred sales charge,1 through income totaling $0.24 per share and a net asset value increase from $10.03 to $10.24. Fund net assets totaled $43.6 million at the end of the reporting period.

Thank you for selecting Independence One Mutual Funds to pursue your financial goals. We look forward to keeping you informed about the progress of your investment.

Sincerely,

/s/Edward C. Gonzales

Edward C. Gonzales
President
December 15, 2000

1 Performance quoted reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

2 In return for a higher level of growth potential, small-company stocks have historically experienced a higher degree of price volatility.

3 Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

Independence One Equity Plus Fund-- Class A Shares, Class B Shares

Question: What is your overview of the stock market, which continued to exhibit extreme day-to-day volatility in response to earnings announcements?

Answer: The volatility should continue as the economy slows and investors continue to focus on earnings reports.

Question: What was the total return of Independence One Equity Plus Fund--Class A Shares and Class B Shares during the six-month reporting period?

Answer: The performance, based on net asset value, for the Independence One Equity Plus Fund, Class A Shares was 0.32% for the period from May 23, 2000 (date of initial public investment) to October 31, 2000.1 Class B Shares were down 4.19%, based on net asset value, for the six-month reporting period ended October 31, 2000.1

Question: What were the fund's top 10 holdings at the end of the reporting period?

Top 10 Holdings

Name	% of Net Assets
General Electric Co.	7.969%
Cisco Systems, Inc.	5.613%
Microsoft Corp.	5.320%
Exxon Mobil	4.561%
Intel Corp.	4.424%
Oracle Corp.	4.206%
EMC Corp.	3.705%
Citigroup, Inc.	3.475%
American International Group, Inc.	3.329%
Merck & Co., Inc.	3.036%

Question: As we reach the end of the year with what appears to be a slowing economy, what factors may impact the market going forward?

Answer: The market going forward may be affected by earnings reports, actions that the Federal Reserve Board may take in response to a slowing economy and any legislation put forth by the newly elected officials.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. The fund's Class A Shares total return, based on offering price for the period from May 23, 2000 (date of initial public investment) to October 31, 2000 was (3.68%). The fund's Class B Shares total return, based on redemption value, was (8.98%), for the reporting period.

Independence One Small Cap Fund--Class A Shares

Question: What are your comments on the small cap market during the reporting period?

Answer: The small cap market has done well compared to most of its large cap brethren as these companies tend to do well in a slowing economy due to the fact that their capital structure relies little on borrowing.

Question: What was the total return of Independence One Small Cap Fund--Class A Shares during the six-month reporting period ended October 31, 2000 compared to the average small cap fund tracked by the Standard & Poor's SmallCap 600 Index and the Russell 2000 Index?

Answer: The Independence One Small Cap Fund--Class A Shares was up 5.25%,1 based on net asset value, compared to the S&P SmallCap 600 Index, the benchmark of the fund, being up 5.08%2 and the Russell 2000 Index being down 3.48%.3

Question: What is your outlook for the small cap market as we reach the close of the year?

Answer: As with the large cap market, the volatility should continue and investors' interest will depend upon the quality of earnings generated.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. Total return for Class A Shares, based on offering price, was 1.01%, for the reporting period.

2 The S&P SmallCap 600 Index is an unmanaged, capitalization weighted index of 600 common stocks. It is designed to provide a measure of overall small capitalization company performance, and includes common stocks of companies from a variety of economic sectors. "Standard & Poor's® ," "S&P® " and "S&P Small Cap 600® " are trademarks of the McGraw-Hill Companies, Inc. and have been authorized for use by Independence One Small Cap Fund. The fund is not sponsored, endorsed, sold or promoted by or affiliated with Standard & Poor's. Investment cannot be made in an index.

3 The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

Independence One International Equity Fund--Class A Shares

Question: What is your review of the international marketplace during the six-month reporting period?

Answer: International equity markets have been extremely volatile over the last six months--producing negative returns for U.S. based investors. These returns have stemmed from a combination of the continuing strength in the U.S. dollar--which translates into currency losses for holders of non-U.S. assets--and lower share-prices across all international equity markets. In contrast to our expectations six months ago, both Japan and Asia experienced poor returns over the reporting period. For Asia, it was a case of following the lead from the U.S. Nasdaq as technology, internet and semi-conductor stocks all fell sharply in price--reversing a large amount of the gains they experienced in late 1999. In addition, a number of country specific factors weighed heavily on the larger capitalized Asian markets. Korea was undermined by investor unease with progress on resolving the debt problems with the Daewoo and Hyundai Chaebols. In Taiwan, it was political instability with the newly elected President, not part of the KMT--the party which had ruled the island for the last fifty years. In Japan, concerns over the sustainability of the economic recovery--fears magnified by the Bank of Japan ending its zero interest rate policy--and the continued unwinding of corporate cross shareholdings similarly pushed share prices lower. Weaker prices were also seen in European and UK equity markets--particularly in the expensive technology, media and telecom sectors.

Question: What was the total return of Independence One International Equity Fund--Class A Shares during the six-month reporting period ended October 31, 2000 compared to the average international equity fund tracked by the MSCI-EAFE Index?

Answer: The total return of the Independence One International Equity Fund's Class A Shares, based on net asset value, for the six-month reporting period ended October 31, 2000 was (8.46%).1 This compares to a return of (8.90%) for the MSCI EAFE Index.2

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. Total return for Class A Shares, based on offering price was (12.11%) for the reporting period.

2 The MSCI-EAFE is an unmanaged market capitalization weighted foreign securities index, which is widely used to measure performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The MSCI-EAFE is monitored by Capital International, S.A., Geneva, Switzerland. Investments cannot be made in an index.

Question: What were the fund's country weightings at the end of the reporting period?

Country	% of portfolio
Japan	26.5%
United Kingdom	20.8%
France	10.7%
Germany	8.7%
Switzerland	6.1%
Netherlands	5.5%
Liquidity--United States	5.3%
Italy	3.7%
Australia	2.4%
Hong Kong	2.4%
Spain	2.2%
Sweden	2.1%
Finland	1.4%
Belgium	1.1%
Singapore	1.1%
Europe STOXX futures	0.0%*
Total	100.0%

Question: What regions appear to offer the best opportunities as we reach the close of the year?

Answer: The European and UK regions appear to offer the best opportunities for the fund in the near term. Within Europe, the region is benefiting from the weakness in the euro--the single European currency--and the economies are continuing to exhibit strong growth. Moreover, the euro is expected to appreciate over the coming year--presenting the potential for currency gains for U.S. based investors. Growth in company earnings also remains positive while the European Central Bank is indicating that the peak in short-term interest rates is approaching. With the U.S. dollar looking increasingly vulnerable--reflecting both the size of its current account deficit and the prospective slow-down in the economy--Europe may also benefit from a flight to quality if U.S. financial markets begin to unravel. In a similar vein, the outlook for the UK also looks positive. The Bank of England has not changed official interest rates since February and the next move in rates appears to be down rather than up. Growth forecasts for 2001 have been revised higher and company earnings continue to look quite achievable.

* Less than 0.1%.

Independence One U.S. Government Securities Fund--Class A Shares, Class B Shares

Question: What are your comments on what was a modestly positive reporting period for the bond market?

Answer: Evidence that the Federal Reserve Board's (the "Fed") tight monetary policy is having the desired effect of slowing the economic growth rate benefited the bond market during the past six months. The six interest rate increases dating back to last June have tempered the booming housing market, and the production of durable goods such as motor vehicles have begun to taper. Investors have also been encouraged by recent consumer price data. Although a spike in gasoline prices has been well documented, outside of the energy sector the rate of inflation has continued to be well behaved. The turbulence in the stock market over the past six months has also benefited bonds, as many investors sought refuge in fixed income securities. In addition, high quality bonds issued by the U.S. Treasury and Federal Agencies have been popular investment choices for investors who are concerned that a slowing economy will have a negative impact on future corporate earnings.

Question: How did Independence One U.S. Government Securities Fund--Class A Shares and Class B Shares perform during the six-month reporting period ended October 31, 2000?

Answer: The Independence One U.S. Government Securities Fund--Class A Shares had a total return, based on net asset value, of 5.07% for the reporting period.1 The Independence One U.S. Government Securities Fund--Class B Shares had a total return, based on net asset value, of 4.55% for the reporting period.1

Question: As we reach the close of the year with a slowing economy, what is your outlook for bonds?

Answer: With the unemployment rate hovering at a 30-year low of 3.9%, a reduction in official interest rates by the Fed does not appear imminent. Indeed, the Fed has maintained a tightening bias since its last rate hike on May 16th, insisting that the risks to the economy are still skewed towards heightened inflation pressures as opposed to a recession. However, the most recently released Federal Open Market Committee meeting minutes noted that a "softening in business and household demand and tightening conditions in financial markets over recent months suggest that the economy could expand for a time at a pace below the productivity-enhanced rate of growth of its potential to produce." Many market analysts believe that this text is laying the foundation for the Fed to formally switch its policy stance to neutral in the near future. While we concur with this assessment, we think that any actual lowering of rates by the Fed will not take place before next spring.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original price. Total return for Class A Shares, based on offering price, for the reporting period was 0.85%. Total return for Class B Shares based on redemption value, for the reporting period was (0.45%).

Independence One Equity Plus Fund
Portfolio of Investments

October 31, 2000 (unaudited)

Shares		Value
Common Stocks--98.7%
	Aerospace & Defense--1.3%
21,400	Boeing Co.	$1,451,187
9,700	General Dynamics Corp.	694,156
8,300	Raytheon Co., Class B	283,756
9,100	Rockwell International Corp.	357,744
23,000	United Technologies Corp.	1,605,687

	Total	4,392,530

	Automotive--1.2%
92,900	Ford Motor Co.	2,427,012
26,300	General Motors Corp.	1,633,887

	Total	4,060,899

	Basic Industry--0.4%
42,300	ALCOA, Inc.	1,213,481
12,800	Homestake Mining Co.	52,800

	Total	1,266,281

	Capital Goods--0.6%
19,400	Minnesota Mining & Manufacturing Co. (3M)	1,874,525

	Chemicals--1.0%
33,200	Dow Chemical Co.	1,016,750
51,200	Du Pont (E.I.) de Nemours & Co.	2,323,200

	Total	3,339,950

	Computer Services--21.0%
113,300	(1) America Online, Inc.	5,713,719
7,100	(1) Ceridian Corp.	177,500
348,400	(1) Cisco Systems, Inc.	18,770,050
8,200	(1) Computer Sciences Corp.	516,600
98,000	Hewlett-Packard Co.	4,550,875
86,400	International Business Machines Corp.	8,510,400
258,300	(1) Microsoft Corp.	17,790,412
426,200	(1) Oracle Corp.	14,064,600
15,300	(1) Unisys Corp.	195,075

	Total	70,289,231

	Consumer Basics--1.2%
65,400	American Express Co.	3,924,000

	Consumer Non-Durables--1.8%
20,700	Campbell Soup Co.	605,475
64,200	Procter & Gamble Co.	4,586,287
42,700	Sara Lee Corp.	920,719

	Total	6,112,481

	Electrical Equipment--9.0%
4,100	Black & Decker Corp.	154,263
10,900	Entergy Corp.	417,604
486,200	General Electric Co.	26,649,837
39,300	Honeywell Inc.	2,114,831
31,800	Southern Co.	934,125

	Total	30,270,660

	Electronic Technology--9.5%
139,100	(1) EMC Corp.	12,388,594
328,800	Intel Corp.	14,796,000
8,700	(1) National Semiconductor Corp.	226,200
2,200	Polaroid Corp.	22,137
2,400	Tektronix, Inc.	171,000
84,900	Texas Instruments, Inc.	4,165,406

	Total	31,769,337

	Entertainment--2.4%
102,300	Disney (Walt) Co.	3,663,619
5,700	(1) Harrah's Entertainment, Inc.	163,162
74,500	(1) Viacom, Inc., Class B	4,237,187

	Total	8,063,968

	Finance--7.9%
56,700	Bank One Corp.	2,069,550
80,600	Bank of America Corp.	3,873,837
220,800	Citigroup, Inc.	11,619,600
55,200	Morgan Stanley, Dean Witter & Co.	4,433,250
36,600	U.S. Bancorp, Inc.	885,262
79,100	Wells Fargo Co.	3,663,319

	Total	26,544,818

	Financial Services--1.1%
11,000	Hartford Financial Services Group, Inc.	818,813
39,400	Merrill Lynch & Co., Inc.	2,758,000

	Total	3,576,813

	Food & Beverage--4.1%
121,600	Coca-Cola Co.	7,341,600
17,100	Heinz (H.J.) Co.	717,131
64,800	McDonald's Corp.	2,008,800
70,800	PepsiCo, Inc.	3,429,375
15,100	Ralston Purina Co.	366,175

	Total	13,863,081

	Forest Products & Paper--0.4%
2,800	Boise Cascade Corp.	80,325
23,700	International Paper Co.	868,013
10,800	Weyerhaeuser Co.	506,925

	Total	1,455,263

	Health Technology--0.9%
50,500	Amgen, Inc.	2,925,844

	Home Building--0.0%
3,700	Fluor Corp.	129,500

	Hospital Supplies--0.7%
14,300	Baxter International, Inc.	1,175,281
27,400	HCA - The Healthcare Co.	1,094,288

	Total	2,269,569

	Household Products--0.5%
28,200	Colgate-Palmolive Co.	1,657,032

	Insurance--3.9%
12,400	American General Corp.	998,200
113,600	American International Group, Inc.	11,132,800
7,700	CIGNA Corp.	939,015

	Total	13,070,015

	Manufacturing--0.2%
4,100	Allegheny Technologies Inc.	83,025
15,100	Eastman Kodak Co.	677,613

	Total	760,638

	Office Equipment--0.1%
32,700	Xerox Corp.	275,906

	Oil--6.0%
16,200	Baker Hughes, Inc.	556,875
10,500	Coastal Corp.	792,094
171,000	Exxon Mobil Corp.	15,251,057
21,900	Halliburton Co.	811,669
18,100	Occidental Petroleum Corp.	359,738
28,000	Schlumberger Ltd.	2,131,500

	Total	19,902,933

	Personal Care Products--0.2%
11,700	Avon Products, Inc.	567,450
4,900	International Flavors & Fragrances, Inc.	82,075

	Total	649,525

	Pharmaceuticals--8.2%
121,500	Bristol-Myers Squibb Co.	7,403,906
68,300	Johnson & Johnson	6,292,138
112,900	Merck & Co., Inc.	10,153,944
63,700	Pharmacia & Upjohn, Inc.	3,503,500

	Total	27,353,488

	Producer Manufacturing--1.4%
82,700	Tyco International Ltd.	4,688,056

	Recreation--0.0%
4,300	Brunswick Corp.	83,581

	Retail--5.0%
113,700	Home Depot, Inc.	4,889,100
23,600	(1) K Mart Corp.	140,125
9,700	Limited, Inc.	244,925
7,600	May Department Stores Co.	199,500
9,200	RadioShack Corp.	548,550
16,800	Sears, Roebuck & Co.	499,464
10,600	(1) Toys 'R' Us, Inc.	182,188
219,300	Wal-Mart Stores, Inc.	9,950,738

	Total	16,654,590

	Steel--0.0%
6,500	(1) Bethlehem Steel Corp.	18,688

	Telecommunications--7.4%
276,200	AT&T Corp.	6,404,388
163,900	Lucent Technologies, Inc.	3,820,919
146,600	Nortel Networks Corp.	6,670,300
133,400	Verizon Communications	7,712,188

	Total	24,607,795

	Transportation--0.5%
19,800	Burlington Northern Santa Fe	525,938
6,000	Delta Air Lines, Inc.	283,500
14,000	(1) FedEx Corp.	656,040
18,800	Norfolk Southern Corp.	265,550

	Total	1,731,028

	Utilities--0.6%
15,900	Exelon Corp.	955,988
21,700	Williams Cos., Inc. (The)	907,331

	Total	1,863,319

	Utilities-Electric--0.2%
15,800	American Electric Power Co., Inc.	655,700

	Total Common Stocks (identified cost $171,810,254)	330,101,044

Mutual Fund Shares--1.2%
3,869,000	Independence One Prime Money Market Fund (at net asset value)	3,869,000

	Total Investments (identified cost $175,679,254) (2)	$333,970,044

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $175,679,254. The net unrealized appreciation of investments on a federal tax basis amounts to $158,290,790 which is comprised of $169,040,700 appreciation and $10,749,910 depreciation at October 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($334,411,511) at October 31, 2000.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Assets and Liabilities

October 31, 2000 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $175,679,254)		$333,970,044
Cash		70,684
Income receivable		247,801
Receivable for shares sold		231,681

Total assets		334,520,210
Liabilities:
Payable for shares redeemed	$ 9,042
Payable to adviser	54,068
Other accrued expenses	45,589

Total liabilities		108,699

Net Assets for 13,999,709 shares outstanding		$334,411,511

Net Assets Consist of:
Paid in capital		$160,447,006
Net unrealized appreciation of investments		158,290,790
Accumulated net realized gain on investments		15,583,034
Undistributed net investment income		90,681

Total Net Assets		$334,411,511

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Trust Shares:
Net Asset Value Per Share ($328,602,381 13,755,316 shares outstanding)		$23.89

Offering Price Per Share		$23.89

Redemption Proceeds Per Share		$23.89

Class A Shares:
Net Asset Value Per Share ($563,802 23,623 shares outstanding)		$23.87

Offering Price Per Share (100/96.00 of $23.87) (1)		$24.86

Redemption Proceeds Per Share		$23.87

Class B Shares:
Net Asset Value Per Share ($5,245,328 220,770 shares outstanding)		$23.76

Offering Price Per Share		$23.76

Redemption Proceeds Per Share (95.00/100 of $23.76) (1)		$22.57

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Operations

Six Months Ended October 31, 2000 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $809)		$1,577,979
Interest		251,815

Total income		1,829,794
Expenses:
Investment adviser fee	$678,957
Administrative personnel and services fee	167,555
Custodian fees	29,060
Transfer and dividend disbursing agent fees and expenses	35,775
Trustees' fees	5,689
Auditing fees	7,556
Legal fees	1,808
Portfolio accounting fees	52,554
Distribution services fee--Class A Shares	245
Distribution services fee--Class B Shares	14,360
Shareholder services fee--Class B Shares	4,787
Share registration costs	17,916
Printing and postage	12,151
Insurance premiums	849
Miscellaneous	5,022

Total expenses	1,034,284
Waivers--
Waiver of investment adviser fee	(169,739)

Net expenses		864,545

Net investment income		965,249

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		7,660,668
Net change in unrealized appreciation of investments		(21,632,754)

Net realized and unrealized loss on investments		(13,972,086)

Change in net assets resulting from operations		$(13,006,837)

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 965,249	$ 2,214,382
Net realized gain on investments ($7,660,668 and $11,934,854, respectively, as computed for federal tax purposes)	7,660,668	12,069,026
Net change in unrealized appreciation/depreciation of investments	(21,632,754)	32,468,020

Change in net assets resulting from operations	(13,006,837)	46,751,428

Distributions to Shareholders--
Distributions from net investment income
Trust Shares	(973,781)	(2,228,832)
Class A Shares	(441)	--
Class B Shares	--	(65)
Distributions from net realized gains
Trust Shares	--	(6,460,281)
Class B Shares	--	(1,334)

Change in net assets resulting from distributions to shareholders	(974,222)	(8,690,512)

Share Transactions--
Proceeds from sale of shares	41,223,887	58,672,495
Net asset value of shares issued to shareholders in payment of distributions declared	605,580	6,865,673
Cost of shares redeemed	(19,092,266)	(73,379,819)

Change in net assets resulting from share transactions	22,737,201	(7,841,651)

Change in net assets	8,756,142	30,219,265
Net Assets:
Beginning of period	325,655,369	295,436,104

End of period (including undistributed net investment income of $90,681 and $99,654, respectively)	$334,411,511	$325,655,369

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Financial Highlights--Class A Shares

(For a share outstanding throughout the period)

	Period Ended (unaudited) October 31, 2000 (1)
Net asset value, beginning of period	$23.85
Income from investment operations
Net investment income	0.03	(2)
Net realized and unrealized gain on investments	0.05

Total from investment operations	0.08

Less distributions
Distributions from net investment income	(0.06)
Distributions from net realized gain on investments	--

Total distributions	(0.06)

Net asset value, end of period	$23.87

Total return (3)	0.32%
Ratios to average net assets
Expenses	0.75	%(5)
Net investment income	0.25	%(5)
Expense waiver/reimbursement (4)	0.10	%(5)
Supplemental data
Net assets, end of period (000 omitted)	$564
Portfolio turnover	8%

(1) Reflects operations for the period from May 23, 2000 (date of initial public investment) to October 31, 2000.

(2) Per share amount based on average shares outstanding.

(3) Based on net asset value.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(5) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Financial Highlights--Class B Shares

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31, 2000		Period Ended April 30, 2000 (1)
Net asset value, beginning of period	$24.80		$21.54
Income from investment operations
Net operating loss	(0.05	)(2)	(0.06	)(2)
Net realized and unrealized gain on investments	(0.99)		3.83

Total from investment operations	(1.04)		3.77

Less distributions
Distributions from net investment income	--		(0.02)
Distributions from net realized gain on investments	--		(0.49)
Total distributions	--		(0.51)

Net asset value, end of period	$23.76		$24.80

Total return (3)	(4.19)%		17.54%
Ratios to average net assets
Expenses	1.50	%(5)	1.52	%(5)
Net operating loss	(0.44	)%(5)	(0.44	%)(5)
Expense waiver/reimbursement (4)	0.10	%(5)	0.10	%(5)
Supplemental data
Net assets, end of period (000 omitted)	$5,245		$2,718
Portfolio turnover	8%		10%

(1) Reflects operations for the period from October 20, 1999 (date of initial public investment) to April 30, 2000.

(2) Per share amount based on average shares outstanding.

(3) Based on net asset value.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(5) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Portfolio of Investments

October 31, 2000 (unaudited)

Shares		Value
Common Stocks--94.4%
	Basic Industry--2.0%
8,000	AptarGroup, Inc.	$165,500
5,800	Caraustar Industries, Inc.	58,362
7,900	Corn Products International, Inc.	198,487
8,600	Delta & Pine Land Co.	210,162
3,500	IMCO Recycling, Inc.	19,469
7,000	MacDermid, Inc.	150,500
2,600	Republic Group, Inc.	48,912

	Total	851,392

	Commercial Services--2.3%
8,900	(1) Dendrite International, Inc.	193,575
4,600	G & K Services, Inc., Class A	127,075
3,100	(1) Performance Food Group Co.	125,550
11,100	(1) Profit Recovery Group International, Inc.	59,662
14,300	(1) Spherion Corp.	169,812
7,700	(1) United Stationers, Inc.	231,481
3,400	(1) Volt Information Sciences, Inc.	73,950

	Total	981,105

	Consumer Durables--3.7%
2,600	Bassett Furniture Industries, Inc.	32,825
10,600	(1) Champion Enterprises, Inc.	41,075
14,997	D. R. Horton, Inc.	277,444
2,600	Dixie Group, Inc.	8,287
8,800	Ethan Allen Interiors, Inc.	257,400
13,600	La-Z Boy Chair Co.	214,200
5,300	Polaris Industries, Inc., Class A	184,175
2,900	Ryland Group, Inc.	93,525
5,200	Smith (A.O.) Corp.	73,450
4,300	(1) THQ, Inc.	88,150
8,100	(1) Toll Brothers, Inc.	263,250

	Total	1,533,781

	Consumer Non-Durables--2.8%
3,000	(1) Ashworth, Inc.	22,125
7,800	(1) Buckeye Technologies, Inc.	133,575
3,400	ChemFirst, Inc.	78,200
4,100	(1) Constellation Brands, Inc., Class A	199,875
9,500	Earthgrains Co.	192,375
7,000	(1) Nautica Enterprise, Inc.	88,375
12,600	(1) Smithfield Foods, Inc.	361,462
9,300	Wolverine World Wide, Inc.	100,556

	Total	1,176,543

	Electronic Technology--2.4%
6,600	(1) Aeroflex, Inc.	392,700
9,600	(1) Alpha Industries, Inc.	382,800
11,200	(1) Pinnacle Systems, Inc.	141,400
3,800	(1) RadiSys Corp.	100,700

	Total	1,017,600

	Energy Minerals--4.5%
7,400	(1) Barrett Resources	269,175
15,500	Cross Timbers Oil Co.	291,594
9,700	(1) Louis Dreyfus Natural Gas Corp.	311,006
9,500	(1) Newfield Exploration Co.	358,625
4,700	(1) Offshore Logistics, Inc.	81,075
9,000	Pogo Producing Co.	225,000
5,100	St. Mary Land & Exploration Co.	119,531
4,100	(1) Stone Energy Corp.	209,920

	Total	1,865,926

	Finance--14.4%
16,900	(1) Americredit Corp.	454,187
8,900	Centura Banks, Inc.	342,094
5,900	Chittenden Corp.	156,719
9,000	(1) ChoicePoint, Inc.	460,687
7,000	Commerce Bancorp, Inc.	423,937
12,600	Commercial Federal Corp.	220,500
11,900	Cullen Frost Bankers, Inc.	396,419
6,300	Downey Financial Corp.	300,825
7,900	Eaton Vance Corp.	393,519
8,500	Enhance Financial Services Group, Inc.	98,812
14,200	First American Corp.	297,312
9,200	First Midwest Bancorp, Inc.	230,575
6,000	First BanCorp.	137,625
15,700	Fremont General Corp.	56,912
14,900	Hooper Holmes, Inc.	141,401
10,800	Hudson United Bancorp	241,650
9,200	Mutual Risk Management Ltd.	166,750
2,200	RLI Corp.	86,075
8,400	Radiant Group, Inc.	595,350
10,300	Raymond James Financial, Inc.	348,269
6,300	Riggs National Corp.	70,875
5,700	Selective Insurance Group, Inc.	98,325
8,800	Susquehanna Bancshares, Inc.	124,300
9,400	United Bankshares, Inc.	183,300

	Total	6,026,418

	Health Care--8.8%
8,900	Alpharma, Inc., Class A	345,431
9,200	(1) Cephalon, Inc.	493,350
7,600	(1) Cerner Corp.	470,725
7,700	(1) IDEXX Laboratories, Inc.	184,800
6,700	Invacare Corp.	190,950
5,300	Mentor Corp.	93,412
4,900	(1) Noven Pharmaceuticals, Inc.	218,356
10,900	(1) Orthodontic Centers of America, Inc.	363,787
5,700	(1) Parexel International Corp.	49,875
15,100	(1) Patterson Dental Co.	472,819
10,300	(1) Renal Care Group, Inc.	242,050
6,700	(1) Universal Health Services, Inc., Class B	561,962

	Total	3,687,517

	Health Technology--6.1%
7,800	Bindley Western Industries, Inc.	280,312
12,000	(1) Cor Therapeutics, Inc.	678,000
5,700	(1) Enzo Biochem, Inc.	219,450
6,600	(1) Medicis Pharmaceutical Corp., Class A	485,925
4,600	(1) Techne Corp.	518,650
7,100	Varian Medical Systems, Inc.	347,012

	Total	2,529,349

	Industrial Services--1.6%
14,700	(1) Pride International, Inc.	372,094
8,900	(1) Tetra Tech, Inc.	309,275

	Total	681,369

	Non-Energy Minerals--0.6%
8,600	(1) Stillwater Mining Co.	249,400

	Paper & Related Products--0.1%
3,100	Pope & Talbot, Inc.	48,244

	Process Industries--1.3%
5,100	Brady (W.H.) Corp., Class A	158,100
3,600	(1) Ionics, Inc.	75,375
5,200	Kaman Corp., Class A	75,400
5,300	OM Group, Inc.	245,125

	Total	554,000

	Producer Manufacturing--8.0%
8,300	(1) Anixter International, Inc.	201,275
7,600	Baldor Electric Co.	151,050
5,500	Belden, Inc.	142,656
5,900	C&D Technologies, Inc.	348,837
9,600	(1) Cable Design Technologies, Class A	221,400
16,600	(1) Gentex Corp.	410,850
4,500	Graco, Inc.	161,719
5,700	Intermet Corp.	42,750
7,700	(1) Mueller Industries, Inc.	179,506
1,300	(1) Nashua Corp.	7,556
3,700	OshKosh Truck Corp., Class B	152,163
2,400	Robbins & Myers, Inc.	58,050
6,800	Roper Industries, Inc.	238,000
7,700	SLI, Inc.	63,525
2,800	(1) SPS Technologies, Inc.	144,550
3,800	Scott Technologies, Inc.	87,400
2,600	Spartan Motors, Inc.	6,500
4,400	(1) Specialty Equipment Cos., Inc.	133,375
8,500	Tredegar Industries, Inc.	162,031
4,900	(1) Triarc Companies, Inc., Class A	122,194
6,800	(1) Zebra Technologies Corp., Class A	297,925

	Total	3,333,312

	Retail Trade--5.5%
7,600	(1) 99 Cents Only Stores	170,525
6,500	(1) Ames Department Stores, Inc.	25,594
3,100	Baker (J.), Inc.	12,109
4,600	(1) Cost Plus, Inc.	128,800
1,300	(1) Damark International, Inc., Class A	16,575
3,700	(1) Discount Auto Parts, Inc.	26,594
4,400	(1) Footstar, Inc.	157,850
4,100	Hancock Fabrics, Inc.	17,938
8,900	(1) Linens 'N Things, Inc.	273,675
9,300	(1) Mens Wearhouse, Inc.	272,025
8,500	(1) Michaels Stores, Inc.	206,656
7,100	(1) Pacific Sunwear of California	145,550
10,300	Pier 1 Imports, Inc.	136,475
9,100	Regis Corp. Minnesota	137,638
6,600	Shopko Stores, Inc.	42,075
5,900	(1) Whole Foods Market, Inc.	272,875
7,900	(1) Zale Corp.	267,613

	Total	2,310,567

	Services--5.3%
6,000	Applebee's International, Inc.	181,219
6,000	(1) CEC Entertainment, Inc.	191,250
12,400	(1) Catalina Marketing Corp.	486,700
8,200	Central Parking Corp.	157,338
9,400	(1) Dycom Industries, Inc.	353,675
8,600	(1) Jack in the Box, Inc.	210,700
5,000	Landrys Seafood Restaurants, Inc.	40,313
2,800	(1) Panera Bread Co.	57,750
5,900	Pinnacle Entertainment, Inc.	134,594
5,000	(1) Prepaid Legal Services, Inc.	219,375
3,900	(1) Sonic Corp.	142,350
2,600	(1) Taco Cabana, Inc., Class A	21,856

	Total	2,197,120

	Technology--16.3%
6,000	AAR Corp.	71,625
5,300	(1) Actel Corp.	194,113
8,400	(1) Adaptive Broadband Corp.	134,925
9,300	(1) American Management Systems, Inc.	201,113
11,600	(1) Aspect Communications Corp.	191,219
6,600	(1) Auspex Systems, Inc.	66,825
12,400	(1) BISYS Group, Inc.	584,350
11,000	(1) C-Cube Microsystems, Inc.	214,500
6,200	CTS Corp.	266,213
13,300	(1) Ciber, Inc.	103,906
9,700	(1) Cognex Corp.	324,950
13,500	Dallas Semiconductor Corp.	534,938
3,400	(1) Digi International, Inc.	24,650
7,700	(1) Filenet Corp.	204,050
4,900	Gerber Scientific, Inc.	39,200
7,200	(1) HNC Software	146,250
5,500	(1) Hutchinson Technology, Inc.	120,656
7,300	(1) Intervoice-Brite, Inc.	71,403
19,600	(1) Kemet Corp.	546,350
3,900	(1) MICROS Systems Corp.	77,025
8,000	Methode Electronics, Inc., Class A	301,000
7,300	National Data Corp.	278,313
11,200	(1) National Instruments Corp.	522,900
10,900	(1) Plantronics, Inc.	497,313
8,900	(1) RSA Security, Inc.	516,200
20,600	(1) S3, Inc.	186,044
4,800	(1) Three-Five Systems, Inc.	165,600
5,200	(1) Trimble Navigation Ltd.	123,500
6,700	(1) Xircom, Inc.	94,638

	Total	6,803,769

	Technology Services--3.5%
5,800	(1) Aspen Technology, Inc.	239,613
11,000	(1) eLoyalty Corp.	105,875
9,100	Henry (Jack) & Associates, Inc.	500,500
6,500	(1) Hyperion Solutions Corp.	91,000
8,000	(1) Progress Software Corp.	126,500
7,100	(1) Remedy Corp.	121,588
7,300	(1) Systems & Computer Technology Corp.	105,394
7,400	(1) Verity, Inc.	173,900

	Total	1,464,370

	Transportation--3.4%
7,200	(1) American Freightways Corp.	116,100
11,500	Expeditors International Washington, Inc.	596,563
8,200	(1) Fritz Companies, Inc.	66,625
5,700	(1) Heartland Express, Inc.	99,038
2,500	(1) M.S. Carriers, Inc.	39,063
7,300	(1) Mesa Air Group, Inc.	42,888
6,100	SkyWest, Inc.	308,050
5,900	USFreightways Corp.	151,925

	Total	1,420,252

	Utilities--1.8%
7,100	Atmos Energy Corp.	164,188
9,200	Philadelphia Suburban Corp.	215,625
7,100	Piedmont Natural Gas, Inc.	216,550
7,000	Southwest Gas Corp.	146,125

	Total	742,488

	Total Common Stocks (identified cost $37,620,302)	39,474,522

Mutual Fund Shares--3.5%
1,484,000	Independence One Prime Money Market Fund (at net asset value)	1,484,000

	Total Investments (identified cost $39,104,302) (2)	$40,958,522

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $39,104,302. The net unrealized appreciation of investments on a federal tax basis amounts to $1,854,220 which is comprised of $7,698,148 appreciation and $5,843,928 depreciation at October 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($41,807,459) at October 31, 2000.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Assets and Liabilities

October 31, 2000 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $39,104,302)		$40,958,522
Income receivable		14,409
Receivable for investments sold		1,222,538

Total assets		42,195,469
Liabilities:
Payable for shares redeemed	$358,293
Accrued expenses	29,717

Total liabilities		388,010

Net Assets for 3,792,083 shares outstanding		$41,807,459

Net Assets Consist of:
Paid in capital		$35,236,127
Net unrealized appreciation of investments		1,854,220
Accumulated net realized gain on investments		4,763,718
Distributions in excess of net investment income		(46,606)

Total Net Assets		$41,807,459

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($41,807,459 3,792,083 shares outstanding)		$11.02

Offering Price Per Share (100/96.00 of $11.02) (1)		$11.48

Redemption Proceeds Per Share		$11.02

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Operations

Six Months Ended October 31, 2000 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $129)		$112,321
Interest		35,300

Total income		147,621
Expenses:
Investment adviser fee	$100,932
Administrative personnel and services fee	19,930
Custodian fees	12,855
Transfer and dividend disbursing agent fees and expenses	13,302
Trustees' fees	575
Auditing fees	6,569
Legal fees	1,470
Portfolio accounting fees	23,997
Share registration costs	6,654
Printing and postage	6,482
Insurance premiums	260
Miscellaneous	1,201
Total expenses	194,227

Net operating loss		(46,606)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		5,263,340
Net change in unrealized appreciation (depreciation) of investments		(3,165,804)

Net realized and unrealized gain on investments		2,097,536

Change in net assets resulting from operations		$2,050,930

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000
Increase (Decrease) in Net Assets:
Operations--
Net operating loss	$(46,606)	$(94,658)
Net realized gain on investments ($5,263,340 and $560,935, respectively, as computed for federal tax purposes)	5,263,340	164,278
Net change in unrealized appreciation/depreciation of investments	(3,165,804)	5,648,843

Change in net assets resulting from operations	2,050,930	5,718,463

Distributions to Shareholders--
Distributions from net realized gains	--	(1,861,428)

Change in net assets resulting from distributions to shareholders	--	(1,861,428)

Share Transactions--
Proceeds from sale of shares	3,414,401	7,186,786
Net asset value of shares issued to shareholders in payment of distributions declared	--	1,850,271
Cost of shares redeemed	(2,990,149)	(3,148,808)

Change in net assets resulting from share transactions	424,252	5,888,249

Change in net assets	2,475,182	9,745,284
Net Assets:
Beginning of period	39,332,277	29,586,993

End of period (including distributions in excess of income of $(46,606) and $0, respectively)	$41,807,459	$39,332,277

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31, 2000		Year Ended April 30, 2000	Period Ended April 30, 1999 (1)
Net asset value, beginning of period	$10.47		$ 9.40	$10.00
Income from investment operations
Net operating loss	(0.01)		(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	0.56		1.65	(0.59	)(2)

Total from investment operations	0.55		1.62	(0.60)

Less distributions
Distributions from net investment income	--		--	(0.00	)(3)
Distributions from net realized gain on investments	--		(0.55)	(0.00	)(3)

Total distributions	--		(0.55)	(0.00	)(3)

Net asset value, end of period	$11.02		$10.47	$ 9.40

Total return (4)	5.25%		17.86%	(5.94%)
Ratios to average net assets
Expenses	0.96	%(6)	1.07%	1.27	%(6)
Net operating loss	(0.23	%)(6)	(0.28%)	(0.09	%)(6)
Expense waiver/reimbursement (5)	--		0.05%	0.42	%(6)
Supplemental data
Net assets, end of period (000 omitted)	$41,807		$39,332	$29,587
Portfolio turnover	32%		38%	36%

(1) Reflects operations for the period from June 22, 1998 (date of initial public investment) to April 30, 1999.

(2) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(3) Amount represents less than $0.01 per share.

(4) Based on net asset value.

(5) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(6) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Portfolio of Investments

October 31, 2000 (unaudited)

Shares		Value
Common Stocks--77.4%
Australia--1.9%
	Banking--0.5%
3,363	Australia & New Zealand Banking Group, Melbourne	$24,841
4,193	Commonwealth Bank of Australia	62,397
4,358	Westpac Banking Corp. Ltd., Sydney	29,760

	Total	116,998

	Beverages & Tobacco--0.1%
4,690	Fosters Brewing Group, Ltd.	10,625
900	British American Tobacco Australia Ltd.	6,006

	Total	16,631

	Broadcasting & Publishing--0.2%
3,100	John Fairfax Holdings Ltd.	7,038
2,603	News Corp. Ltd.	27,228
1,300	PMP Communications Ltd.	1,233
1,500	Publishing and Broadcasting Ltd.	10,240
4,100	Ten Network Holdings Ltd.	5,483

	Total	51,222

	Building Materials & Components--0.0%
3,637	CSR Ltd.	7,449

	Business & Public Services--0.1%
400	Brambles Industries Ltd.	10,371
2,021	Mayne Nickless Ltd.	5,364

	Total	15,735

	Chemicals--0.0%
1,511	Orica Ltd.	4,543

	Energy Minerals--0.0%
5,700	Orogen Minerals Ltd.	4,402

	Energy Sources--0.2%
4,288	Broken Hill Proprietary Co. Ltd.	41,564
2,500	Novus Petroleum Ltd.	2,281
8,000	Oil Search Ltd.	6,428
1,500	Santos Ltd.	4,774

	Total	55,047

	Gold Mines--0.0%
1,900	Delta Gold Ltd.	945
4,200	(1) Lihir Gold Ltd.	1,197

	Total	2,142

	Health & Personal Care--0.1%
1,970	F.H. Faulding & Co. Ltd.	10,416

	Insurance--0.1%
2,564	AMP Ltd.	23,111
2,114	Qbe Insurance Group Ltd.	9,753

	Total	32,864

	Leisure & Tourism--0.1%
1,300	(1) TAB Ltd.	2,069
2,062	TABCORP Holdings	11,210

	Total	13,279

	Metals - Non Ferrous--0.1%
8,192	Mim Holdings Ltd.	4,543
441	Rio Tinto PLC (Australia)	6,054
4,876	Western Metals Ltd.	455
2,600	WMC Ltd.	9,939

	Total	20,991

	Metals - Steel--0.0%
1,072	(1) Onesteel Ltd.	511

	Multi-Industry--0.0%
5,323	Pacific Dunlop Ltd.	4,249

	Real Estate--0.1%
2,029	Advance Property Fund	1,788
2,200	Australian Growth Properties Ltd.	582
4,906	Gen Property Trust	6,408
1,300	Stockland Trust Group	2,527
6,567	Westfield Trust	10,583
116	Westfield Trust	191
1,488	Westpac Property Trust	1,241

	Total	23,320

	Recreation, Other Consumer Goods--0.0%
2,800	Aristocrat Leisure Ltd.	8,752

	Telecommunications--0.2%
2,657	(1) Cable & Wireless Optus Ltd.	5,627
11,034	Telstra Corp. Ltd.	36,010
3,050	(1) Telstra Corp. Ltd., INS RECP	9,954

	Total	51,591

	Transportation - Road & Rail--0.1%
9,423	Macquire Infrastructure Group	9,769

	Utilities - Electrical & Gas--0.0%
400	Energy Developments Ltd.	2,571

	Total Australia (identified cost $477,786)	452,482

Finland--1.3%
	Electrical & Electronics--1.3%
7,200	Nokia Oyj	296,270

	Total Finland (identified cost $392,661)	296,270
France--9.8%
	Automobiles--0.3%
390	Peugeot SA	71,817

	Banking--1.0%
1,545	Banque Nationale de Paris	133,206
195	(1) Banque Nationale de Paris, Warrants	935
1,760	Societe Generale, Paris	99,918

	Total	234,059

	Beverages & Tobacco--0.2%
1,150	Pernod-Ricard	52,698

	Broadcasting & Publishing--0.0%
500	(1) Wanadoo	6,364

	Building Materials & Components--0.3%
740	Lafarge SA	54,633

	Business & Public Services--1.0%
470	Cap Gemini SA	74,982
250	Suez Lyonnaise des Eaux	38,145
1,620	Vivendi	116,440

	Total	229,567

	Chemicals--0.3%
605	L'Air Liquide	71,517

	Electrical & Electronics--1.5%
2,250	Alcatel	137,282
2,310	STMicroelectronics NV	116,538
1,470	Schneider SA	95,741

	Total	349,561

	Energy Sources--1.2%
1,902	Total Fina SA, Class B	272,127

	Food & Household Products--0.5%
810	Groupe Danone	113,278

	Health & Personal Care--1.2%
1,900	Aventis SA	137,049
1,300	L'Oreal	99,286
860	Sanofi Synthelabo SA	45,247

	Total	281,582

	Industrial Components--0.2%
1,770	Michelin, Class B	51,219

	Insurance--0.2%
400	Axa	52,953

	Leisure & Tourism--0.4%
2,390	Accor SA	96,743

	Merchandising--0.2%
660	Carrefour SA	44,302

	Metals - Non Ferrous--0.1%
630	Pechiney SA, Class A	23,523

	Metals - Steel--0.0%
650	Usinor Sacilor	7,088

	Recreation, Other Consumer Goods--0.1%
325	LVMH (Moet-Hennessy)	23,718

	Telecommunications--1.1%
2,480	France Telecommunications	259,278

	Total France (identified cost $2,194,820)	2,296,027

Germany --7.5%
	Automobiles--0.5%
2,620	DaimlerChrysler AG	120,727

	Banking--0.8%
1,300	Deutsche Bank AG	106,435
700	Dresdner Bank AG, Frankfurt	29,166
750	HypoVereinsbank AG, Munich	41,210

	Total	176,811

	Building Materials & Components--0.3%
1,400	Heidelberger Zement AG	66,530

	Chemicals--0.4%
1,240	BASF AG	48,615
1,300	Bayer AG	56,428

	Total	105,043

	Construction & Housing--0.3%
3,100	Hochtief AG	65,767

	Electrical & Electronics--0.8%
1,480	Siemens AG	188,452

	Industrial Components--0.2%
3,400	Continental AG	51,934

	Insurance--2.1%
740	Allianz AG Holding	250,903
760	Muenchener Rueckversicherungs-Gesellschaft AG	238,949

	Total	489,852

	Machinery & Engineering--0.4%
950	Linde AG	41,276
3,100	ThyssenKrupp AG	44,195

	Total	85,471

	Merchandising--0.0%
300	Karstadtquelle AG	9,791

	Telecommunications--1.2%
7,511	Deutsche Telekom AG, Registered Shares	282,042

	Utilities - Electrical & Gas--0.5%
340	RWE AG	13,633
1,930	E.On AG	98,071

	Total	111,704

	Total Germany (identified cost $1,903,826)	1,754,124

Hong Kong--2.2%
	Banking--0.4%
6,000	HSBC Holdings PLC	83,472

	Broadcasting & Publishing--0.1%
6,000	Television Broadcasting	32,850

	Business & Public Services--0.1%
40,000	(1) Pacific Century CyberWorks Ltd.	30,773

	Multi-Industry--0.8%
15,000	Citic Pacific Ltd.	60,200
9,900	Hutchison Whampoa Ltd.	123,131

	Total	183,331

	Real Estate--0.2%
5,000	Sun Hung Kai Properties	41,031

	Technology--0.0%
35	(1) Sunevision Holdings Ltd.	17

	Telecommunications--0.6%
22,000	(1) China Mobile (Hong Kong) Ltd.	141,044

	Total Hong Kong (identified cost $334,886)	512,518

Japan--24.2%
	Appliances & Household Durables--1.1%
4,000	Matsushita Electric Industrial Co.	116,208
2,000	Sharp Corp.	25,478
1,500	Sony Corp.	119,874

	Total	261,560

	Automobiles--1.5%
1,000	Honda Motor Co. Ltd.	34,551
8,000	Toyota Motor Credit Corp.	319,663

	Total	354,214

	Banking--3.4%
31,000	Asahi Bank Ltd.	122,165
15,000	Bank of Tokyo-Mitsubishi Ltd.	179,948
3,000	Mitsubishi Trust & Banking Corp., Tokyo	24,332
31	Mizuho Holdings, Inc.	238,363
9,000	Sakura Bank Ltd., Tokyo	65,573
8,000	Sumitomo Bank Ltd., Osaka	97,145
13,000	Tokai Bank, Ltd., Nagoya	69,697

	Total	797,223

	Beverages & Tobacco--0.2%
4	Japan Tobacco, Inc.	27,494
3,000	Kirin Brewery Co., Ltd.	31,288

	Total	58,782

	Building Materials & Components--0.3%
5,000	Tostem Corp.	72,859

	Business & Public Services--0.7%
200	Benesse Corp.	10,998
6,000	Kokuyo Co.	92,380
200	Konami Co., Ltd.	16,863
700	Softbank Corp.	42,020
100	Trans Cosmos Inc.	7,231

	Total	169,492

	Chemicals--0.3%
25,000	Tosoh Corp.	76,067

	Construction & Housing--0.3%
25,000	Kajima Corp.	65,069

	Data Processing & Reproduction--0.6%
2,000	Canon, Inc.	79,366
3,000	Fujitsu Ltd.	53,448

	Total	132,814

	Electrical & Electronics--0.8%
6,000	Hitachi Ltd.	64,336
3,000	NEC Corp.	57,187
1,000	Omron Corp.	24,653
7,000	Toshiba Corp.	50,039

	Total	196,215

	Electronic Components, Instruments--0.8%
200	Advantest Corp.	26,083
100	Hirose Electric Co., Ltd.	11,547
400	Kyocera Corp.	52,055
200	Nidec Corp.	12,262
300	Rohm Co.	75,636

	Total	177,583

	Energy Sources--0.5%
24,000	Nippon Mitsubishi Oil Corp.	129,111

	Financial Services--1.5%
400	Acom Co. Ltd.	32,369
10,000	Daiwa Securities Co. Ltd.	110,801
7,000	Nomura Securities Co. Ltd.	148,513
300	Promise Co. Ltd.	22,518
300	Takefuji, Corp.	29,693

	Total	343,894

	Food & Household Products--0.3%
3,000	Nissin Food Products	78,770

	Forest Products & Paper--0.6%
22,000	Oji Paper Co. Ltd.	128,030

	Health & Personal Care--1.1%
6,000	Sankyo Co. Ltd.	132,246
2,000	Takeda Chemical Industries	131,788

	Total	264,034

	Industrial Components--1.2%
10,000	Minebea Co.	99,895
10,000	Sumitomo Electric Industries	184,668

	Total	284,563

	Insurance--0.9%
17,000	Mitsui Marine & Fire Insurance Co., Ltd.	86,313
14,000	Sumitomo Marine & Fire Insurance Co., Ltd.	85,451
4,000	Tokio Marine and Fire Insurance Co.	44,210

	Total	215,974

	Leisure & Tourism--0.1%
200	Oriental Land Co. Ltd.	12,097

	Machinery & Engineering--0.1%
2,000	Komatsu Ltd.	8,871
3,000	Kubota Corp.	10,090

	Total	18,961

	Merchandising--0.0%
300	Lawson, Inc.	10,338

	Metals - Steel--0.7%
115,000	Kawasaki Steel Corp.	112,771
30,000	Nippon Steel Co.	48,664

	Total	161,435

	Real Estate--0.6%
10,000	Mitsubishi Estate Co. Ltd.	106,310
2,000	Mitsui Fudosan Co.	24,231

	Total	130,541

	Recreation, Other Consumer Goods--0.2%
300	Nintendo Co., Ltd.	49,627

	Telecommunications--1.2%
30	Nippon Telegraph & Telephone Corp.	273,015

	Transportation - Airlines--0.4%
21,000	Japan Airlines Co.	84,104

	Transportation - Road & Rail--1.8%
20	East Japan Railway Co.	114,925
32,000	Kinki Nippon Railway Co., Ltd.	138,716
7,000	Nippon Express Co., Ltd.	42,020
24,000	Tokyu Corp.	124,053

	Total	419,714

	Transportation - Shipping--0.3%
17,000	Nippon Yusen Kabushiki Kaisha	79,769

	Utilities - Electrical & Gas--1.6%
6,200	Kansai Electric Power Co., Inc.	101,539
4,000	Tohoku Electric Power Co., Inc.	53,888
6,000	Tokyo Electric Power Co.	145,718
26,000	Tokyo Gas Co.	67,910

	Total	369,055

	Wholesale & International Trade--1.1%
2,000	Itochu Corp.	8,523
36,000	Marubeni Corp.	84,131
19,000	Mitsubishi Corp.	156,715

	Total	249,369

	Total Japan (identified cost $6,158,749)	5,664,279

Netherlands--5.0%
	Appliances & Household Durables--0.5%
3,212	Koninklijke Philips Electronics NV	126,227

	Banking--0.4%
3,650	ABN-AMRO Holdings NV	84,559

	Beverages & Tobacco--0.2%
800	Heineken NV	43,448

	Broadcasting & Publishing--0.0%
170	Wolters Kluwer NV	3,826

	Chemicals--0.1%
420	Akzo Nobel NV	19,121

	Electronic Components, Instruments--0.1%
1,100	(1) ASM Lithography Holding NV	30,067

	Energy Sources--1.5%
5,750	Royal Dutch Petroleum Co.	341,025

	Financial Services--0.7%
2,400	ING Groep NV	164,805

	Food & Household Products--0.1%
757	Unilever NV	37,965

	Insurance--0.5%
2,740	AEGON NV	108,818

	Merchandising--0.4%
3,200	Ahold NV	92,952

	Telecommunications--0.2%
2,013	KPN NV	40,775

	Transportation - Airlines--0.1%
1,600	KLM Royal Dutch Airlines	29,192

	Wholesale & International Trade--0.2%
230	Buhrmann NV	6,285
1,800	Hagemeyer NV	42,540

	Total	48,825

	Total Netherlands (identified cost $1,168,113)	1,171,605

Singapore--1.0%
	Banking--0.3%
6,000	DBS Group Holdings Ltd.	70,717

	Electronic Components, Instruments--0.3%
11,000	Natsteel Electronics Ltd.	28,560
5,000	Venture Manufacturing (Singapore) Ltd.	48,397

	Total	76,957

	Real Estate--0.4%
18,000	City Developments Ltd.	83,015

	Total Singapore (identified cost $258,958)	230,689

Switzerland--5.5%
	Banking--1.2%
690	Credit Suisse Group	129,356
1,100	UBS AG	152,370

	Total	281,726

	Business & Public Services--0.2%
70	Adecco SA	48,403

	Electrical & Electronics--0.3%
771	(1) ABB AG	68,518

	Food & Household Products--0.9%
100	Nestle SA	207,221

	Health & Personal Care--2.1%
22	(1) Givaudan	5,275
185	Novartis AG	280,649
22	Roche Holding AG	200,957

	Total	486,881

	Insurance--0.8%
30	Schweizarische Rueckuericherungs - Gesellschatt	59,162
289	Zurich Allied AG	139,637

	Total	198,799

	Machinery & Engineering--0.0%
10	Sulzer AG	6,459

	Merchandising--0.0%
10	Valora Holding AG	2,033

	Total Switzerland (identified cost $1,362,388)	1,300,040

United Kingdom--19.0%
	Banking--4.1%
11,200	Abbey National Bank PLC, London	154,543
5,400	Barclays PLC	154,509
19,000	HSBC Holdings PLC	270,718
4,700	Halifax PLC	36,961
21,700	Lloyds TSB Group PLC	221,029
5,000	(1) Royal Bank of Scotland Group PLC, Edinburgh	5,913
5,000	Royal Bank of Scotland Group PLC, Edinburgh	112,231

	Total	955,904

	Beverages & Tobacco--0.8%
19,500	Diageo PLC	184,049

	Broadcasting & Publishing--0.3%
2,800	British Sky Broadcasting Group PLC	40,423
941	Pearson PLC	25,245

	Total	65,668

	Building Materials & Components--0.3%
15,000	Wolseley PLC	82,922

	Business & Public Services--1.2%
11,000	BAA PLC	91,453
980	Logica PLC	28,993
33,500	Rentokil Initial PLC	77,285
1,500	Reuters Group PLC	29,208
3,300	Sage Group PLC	24,084
1,100	Sema Group PLC	13,886
1,800	WPP Group PLC	24,158

	Total	289,067

	Chemicals--0.3%
5,600	Boc Group PLC	78,003

	Electrical & Electronics--0.3%
6,400	Marconi PLC	80,789

	Electronic Components, Instruments--0.2%
2,250	(1) ARM Holdings PLC	22,200
6,500	Invensys PLC	15,514
1,900	Williams PLC	9,097

	Total	46,811

	Energy Sources--2.4%
65,700	BP Amoco PLC	557,188

	Financial Services--0.1%
1,400	3i Group PLC	31,790

	Food & Household Products--0.2%
7,400	Unilever PLC	50,061

	Health & Personal Care--2.3%
5,100	Glaxo Wellcome PLC	146,813
16,000	Smithkline Beecham Corp.	206,615
3,700	AstraZeneca Group PLC	173,296

	Total	526,724

	Insurance--0.9%
8,500	CGU PLC	113,711
19,600	Legal & General Group PLC	48,772
3,000	Prudential PLC	40,351

	Total	202,834

	Leisure & Tourism--0.1%
2,200	Bass PLC	21,531

	Machinery & Engineering--0.3%
6,300	Smiths Industries PLC	67,460

	Merchandising--0.8%
11,000	Boots Co. PLC	87,782
11,500	Great Universal Stores PLC	79,425
6,900	Marks & Spencer PLC	19,222

	Total	186,429

	Metals - Non Ferrous--0.5%
6,500	Rio Tinto PLC	105,158

	Real Estate--0.3%
6,200	Land Securities PLC	63,871

	Telecommunications--3.2%
9,800	British Telecommunication PLC	114,892
153,526	Vodafone AirTouch PLC	638,760

	Total	753,652

	Utilities - Electrical & Gas--0.4%
11,111	BG Group PLC	44,495
9,600	Centrica PLC	33,012
11,111	(1) Lattice Group PLC	23,699

	Total	101,206

	Total United Kingdom (identified cost $4,812,250)	4,451,117

	Total Common Stocks (identified cost $19,064,437)	18,129,151

Preferred Stocks--0.7%
Australia--0.2%
	Broadcasting & Publishing--0.2%
5,040	News Corp. Ltd., Pfd.	45,196

	Leisure & Tourism--0.0%
5,308	Village Roadshow Ltd.	3,687

	Total Australia (identified cost $44,097)	48,883

Germany --0.5%
	Business & Public Services--0.5%
570	SAP AG	114,884

	Total Germany (identified cost $67,788)	114,884

	Total Preferred Stocks (identified cost $111,885)	163,767

Mutual Fund Shares--13.1%
18,000	WEBS MSCI Belgium Index Fund, Inc.	230,625
36,300	WEBS MSCI Italy Index Fund, Inc.	789,525
20,000	WEBS MSCI Spain Index Fund, Inc.	470,000
22,000	WEBS MSCI Sweden Index Fund, Inc.	445,500
1,124,000	Independence One Prime Money Market Fund	1,124,000

	Total Mutual Fund Shares (identified cost $3,366,709)	3,059,650

Number of Contracts		Expiration Date	Strike Price	Value
(1) Put Option Purchased--0.1%
25	DJ Euro Stoxx 50 Index	December 2000	$162.30	$34,432

	Total Put Option Purchased (identified cost $36,719)			34,432

	Total Investments (identified cost $22,579,750) (2)			$21,387,000

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $22,579,750. The net unrealized depreciation of investments on a federal tax basis amounts to $1,192,750 which is comprised of $1,428,156 appreciation and $2,620,906 depreciation at October 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($23,424,602) at October 31, 2000.

The following acronyms are used throughout this portfolio:

INS RECP--Institutional Receipt

WEBS--World Equity Benchmark Shares

See Notes which are an integral part of the Financial Statements

The following is the industry classification breakdown for the common and preferred stocks:

Industrial Type	TotalTotal	Total
Appliances & Household Durables		1.6%
Automobiles		2.3%
Banking		12.0%
Beverages & Tobacco		1.5%
Broadcasting & Publishing		0.9%
Building Materials & Components		1.2%
Business & Public Services		3.8%
Chemicals		1.5%
Construction & Housing		0.6%
Data Processing & Reproduction		0.6%
Electrical & Electronics		5.0%
Electronic Components, Instruments		1.4%
Energy Minerals		0.0%	*
Energy Sources		5.8%
Financial Services		2.3%
Food & Household Products		2.1%
Forest Products & Paper		0.5%
Gold Mines		0.0%	*
Health & Personal Care		6.7%
Industrial Components		1.7%
Insurance		5.6%
Leisure & Tourism		0.6%
Machinery & Engineering		0.8%
Merchandising		1.5%
Metals - Non Ferrous		0.6%
Metals - Steel		0.7%
Multi-Industry		0.8%
Real Estate		1.5%
Recreation, Other Consumer Goods		0.4%
Technology		0.0%	*
Telecommunications		7.7%
Transportation - Airlines		0.5%
Transportation - Road & Rail		1.8%
Transportation - Shipping		0.3%
Utilities - Electrical & Gas		2.5%
Wholesale & International Trade		1.3%

* Amount is less than 0.1%.

Note: The industry classifications are shown as a percentage of net assets ($23,424,602) at October 31, 2000.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Assets and Liabilities

October 31, 2000 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $22,579,750)		$21,387,000
Cash		429
Cash denominated in foreign currency (at identified cost $1,978,931)		1,950,932
Income receivable		49,536
Receivable for daily variation margin		110,366

Total assets		23,498,263
Liabilities:
Payable for investments purchased	$5,731
Net payable for foreign currency contracts purchased	33,693
Payable to adviser	14,015
Other accrued expenses	20,222

Total liabilities		73,661

Net Assets for 2,004,147 shares outstanding		$23,424,602

Net Assets Consist of:
Paid in capital		$24,409,627
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency transactions, futures contracts, and options		(1,260,089)
Accumulated net realized gain on investments and foreign currency transactions, futures contracts, and options		201,964
Undistributed net investment income		73,100

Total Net Assets		$23,424,602

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($23,424,602 2,004,147 shares outstanding)		$11.69

Offering Price Per Share (100/96.00 of $11.69) (1)		$12.18

Redemption Proceeds Per Share		$11.69

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Operations

Six Months Ended October 31, 2000 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $23,118)			$382,514
Interest (net of interest expense of $18,024)			20,837

Total income			403,351
Expenses:
Investment adviser fee		$122,449
Administrative personnel and services fee		24,944
Custodian fees		17,954
Transfer and dividend disbursing agent fees and expenses		10,747
Trustees' fees		87
Auditing fees		7,915
Legal fees		1,520
Portfolio accounting fees		27,967
Share registration costs		6,720
Printing and postage		8,356
Insurance premiums		125
Miscellaneous		2,288

Total expenses		231,072
Waivers--
Waiver of investment adviser fee	$(36,719)
Waiver of administrative personnel and services fee	(13,112)

Total waivers		(49,831)

Net expenses			181,241

Net investment income			222,110

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency, Futures, and Options:
Net realized loss on investments and foreign currency transactions, futures contracts, and options			(158,030)
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency transactions, futures contracts, and options			(2,193,070)

Net realized and unrealized loss on investments and foreign currency transactions, futures contracts, and options			(2,351,100)

Change in net assets resulting from operations			$(2,128,990)

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 222,110	$149,645
Net realized gain (loss) on investments and foreign currency transactions ($(158,030) and $581,090, respectively, as computed for federal tax purposes)	(158,030)	798,061
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency and futures contracts	(2,193,070)	250,316

Change in net assets resulting from operations	(2,128,990)	1,198,022

Distributions to Shareholders--
Distributions from net investment income	--	(9,985)
Distributions from net realized gains on investments and foreign currency transactions	--	(1,612,030)

Change in net assets resulting from distributions to shareholders	--	(1,622,015)

Share Transactions--
Proceeds from sale of shares	2,727,026	8,197,507
Net asset value of shares issued to shareholders in payment of distributions declared	--	1,620,897
Cost of shares redeemed	(1,726,943)	(486,842)

Change in net assets resulting from share transactions	1,000,083	9,331,562

Change in net assets	(1,128,907)	8,907,569
Net Assets:
Beginning of period	24,553,509	15,645,940

End of period (including undistributed (distributions in excess of) net investment income of $73,100 and $(149,010), respectively)	$23,424,602	$24,553,509

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31, 2000		Year Ended April 30, 2000	Period Ended April 30, 1999 (1)
Net asset value, beginning of period	$12.77		$12.75	$10.00
Income from investment operations
Net investment income	0.09		0.10 (2)	0.01
Net realized and unrealized gain on investments, foreign currency transactions futures contracts, and options	(1.17)		1.06	2.92

Total from investment operations	(1.08)		1.16	2.93

Less distributions
Distributions from net investment income	--		(0.01)	(0.02)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		(1.13)	(0.16)

Total distributions	--		(1.14)	(0.18)

Net asset value, end of period	$11.69		$12.77	$12.75

Total return (3)	(8.46%)		8.63%	29.42%
Ratios to average net assets
Expenses	1.48	%(5)	1.54%	1.55	%(5)
Net investment income	1.82	%(5)	0.75%	0.07	%(5)
Expense waiver/reimbursement (4)	0.41	%(5)	0.61%	1.54	%(5)
Supplemental data
Net assets, end of period (000 omitted)	$23,425		$24,544	$15,646
Portfolio turnover	13%		34%	1%

(1) Reflects operations for the period from September 25, 1998 (date of initial public investment) to April 30, 1999.

(2) Based on average shares outstanding during the year.

(3) Based on net asset value.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(5) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Portfolio of Investments

October 31, 2000 (unaudited)

Principal Amount or Shares		Value
Government Agencies--37.8%
	Federal Farm Credit Bank--15.9%
$4,000,000	5.970%, 3/11/2005	$3,905,880
3,000,000	6.750%, 1/13/2003	3,014,760

	Total	6,920,640

	Federal Home Loan Bank--21.9%
3,000,000	6.350%, 6/28/2004	2,956,740
2,500,000	6.750%, 2/15/2002	2,509,125
4,000,000	7.200%, 6/14/2011	4,074,160

	Total	9,540,025

	Total Government Agencies (identified cost $16,455,493)	16,460,665

U.S. Treasury Obligations--59.5%
	U.S. Treasury Bonds--29.6%
7,000,000	6.500%, 11/15/2026	7,487,200
1,500,000	7.125%, 2/15/2023	1,705,800
3,000,000	8.125%, 8/15/2019	3,706,080

	Total	12,899,080

	U.S. Treasury Notes--29.9%
1,000,000	5.875%, 10/31/2001	996,080
4,000,000	6.000%, 8/15/2009	4,041,560
8,000,000	6.375%, 3/31/2001	7,996,880

	Total	13,034,520

	Total U.S. Treasury Obligations (identified cost $24,862,005)	25,933,600

Mutual Fund Shares--2.0%
881,000	Independence One Prime Money Market Fund (at net asset value)	881,000

	Total Investments (identified cost $42,198,498) (1)	$43,275,265

(1) The cost of investments for federal tax purposes amounts to $42,198,498. The net unrealized appreciation of investments on a federal tax basis amounts to $1,076,767 which is comprised of $1,238,588 appreciation and $161,821 depreciation at October 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($43,582,804) at October 31, 2000.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Assets and Liabilities

October 31, 2000 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $42,198,498)		$43,275,265
Income receivable		720,723

Total assets		43,995,988
Liabilities:
Income distribution payable	$403,912
Accrued expenses	9,272

Total liabilities		413,184

Net Assets for 4,255,981 shares outstanding		$43,582,804

Net Assets Consist of:
Paid in capital		$42,012,740
Net unrealized appreciation of investments		1,076,767
Accumulated net realized gain on investments		493,297

Total Net Assets		$43,582,804

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net Asset Value Per Share ($43,538,732 4,251,677 shares outstanding)		$10.24

Offering Price Per Share (100/96.00 of $10.24) (1)		$10.67

Redemption Proceeds Per Share		$10.24

Class B Shares:
Net Asset Value Per Share ($44,072 4,304 shares outstanding)		$10.24

Offering Price Per Share		$10.24

Redemption Proceeds Per Share (95.00/100 of $10.24) (2)		$9.73

(1) See "What Do Shares Cost?" in the Prospectus.

(2) See "Contingent Deferred Sales Charge" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Operations

Six Months Ended October 31, 2000 (unaudited)

Investment Income:
Interest		$1,437,620

Expenses:
Investment adviser fee	$156,659
Administrative personnel and services fee	22,103
Custodian fees	8,134
Transfer and dividend disbursing agent fees and expenses	25,557
Trustees' fees	918
Auditing fees	7,007
Legal fees	1,941
Portfolio accounting fees	27,041
Distribution services fee--Class B Shares	109
Shareholder services fee--Class B Shares	36
Share registration costs	11,595
Printing and postage	6,243
Insurance premiums	304
Miscellaneous	490

Total expenses	268,137
Waivers--
Waiver of investment adviser fee	(111,900)

Net expenses		156,237

Net investment income		1,281,383

Realized and Unrealized Gain (Loss) on Investments:
Net change in unrealized appreciation of investments		911,425

Change in net assets resulting from operations		$2,192,808

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$1,281,383	$2,798,428
Net realized gain on investments ($0 and $638,394, respectively, as computed for federal tax purposes)	--	638,398
Net change in unrealized appreciation (depreciation)	911,425	(2,636,071)

Change in net assets resulting from operations	2,192,808	800,755

Distributions to Shareholders--
Distributions from net investment income
Class A Shares	(1,280,698)	(2,803,490)
Class B Shares	(685)	(92)
Distributions from net realized gains
Class A Shares	--	(152,812)

Change in net assets resulting from distributions to shareholders	(1,281,383)	(2,956,394)

Share Transactions--
Proceeds from sale of shares	2,447,306	6,702,875
Net asset value of shares issued to shareholders in payment of distributions declared	66,046	284,607
Cost of shares redeemed	(5,110,163)	(19,022,196)

Change in net assets resulting from share transactions	(2,596,811)	(12,034,714)

Change in net assets	(1,685,386)	(14,190,353)
Net Assets:
Beginning of period	45,268,190	59,458,543

End of period	$43,582,804	$45,268,190

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Financial Highlights--Class A Shares

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31,		Year Ended April 30,
	2000		2000	1999	1998	1997	1996
Net asset value, beginning of period	$10.03		$10.41	$10.41	$ 9.98	$9.98	$9.79
Income from investment operations
Net investment income	0.29		0.55	0.56	0.58	0.59	0.59
Net realized and unrealized gain (loss) on investments	0.21		(0.35)	0.00 (1)	0.43	0.01	0.19

Total from investment operations	0.50		0.20	0.56	1.01	0.60	0.78

Less distributions
Distributions from net investment income	(0.29)		(0.55)	(0.56)	(0.58)	(0.59)	(0.59)
Distributions from net realized gain on investments	--		(0.03)	--	--	(0.01)	--

Total distributions	(0.29)		(0.58)	(0.56)	(0.58)	(0.60)	(0.59)

Net asset value, end of period	$10.24		$10.03	$10.41	$10.41	$9.98	$9.98

Total return (2)	5.07%		2.08%	5.41%	10.37%	6.15%	7.97%
Ratios to average net assets
Expenses	0.70	%(4)	0.69%	0.60%	0.61%	0.57%	0.40%
Net Investment Income	5.73	%(4)	5.44%	5.28%	5.67%	5.82%	5.85%
Expense waiver/reimbursement (3)	0.50	%(4)	0.40%	0.41%	0.45%	0.45%	0.66%
Supplemental data
Net assets, end of period (000 omitted)	$43,539		$45,255	$59,459	$70,867	$71,883	$72,291
Portfolio turnover	0%		28%	31%	28%	73%	104%

(1) Amount represents less than $0.01 per share.

(2) Based on net asset value.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(4) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Financial Highlights--Class B Shares

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31, 2000		Period Ended (unaudited) April 30, 2000 (1)
Net asset value, beginning of period	$10.03		$10.00
Income from investment operations
Net investment income	0.24		0.07
Net realized and unrealized gain (loss) on investments	0.21		0.03

Total from investment operations	0.45		0.10

Less distributions
Distributions from net investment income	(0.24)		(0.07)

Net asset value, end of period	$10.24		$10.03

Total return (2)	4.55%		0.97%
Ratios to average net assets
Expenses	1.70	%(4)	1.75	%(4)
Net Investment Income	4.73	%(4)	4.53	%(4)
Expense waiver/reimbursement (3)	0.50	%(4)	0.40	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$44		$13
Portfolio turnover	0%		28%

(1) Reflects operations for the period from March 8, 2000 (date of initial public investment) to April 30, 2000.

(2) Based on net asset value.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(4) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Mutual Funds
Combined Notes to Financial Statements

October 31, 2000 (unaudited)

(1) Organization

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of eight portfolios. The financial statements of the following diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

Portfolio Name	Investment Objective
Independence One Equity Plus Fund ("Equity Plus Fund")	To provide total return.
Independence One Small Cap Fund ("Small Cap Fund")	To provide total return.
Independence One International Equity Fund ("International Equity Fund")	To provide total return.
Independence One U.S. Government Securities Fund ("U.S. Government Securities Fund")	To seek high current income.

Effective May 1, 2000, Equity Plus Fund commenced offering Class A Shares in addition to the existing Trust Shares and Class B Shares. Effective June 30, 2000, Small Cap Fund, International Equity Fund and U.S. Government Securities Fund redesignated Class Y Shares as Class A Shares.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation-- U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange, and in the absence of recorded sales for listed equity securities, at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading on foreign exchanges may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investment gains and losses are determined on the identified cost basis.

Repurchase Agreements-- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Equity Plus Fund, and U.S. Government Securities Fund offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of their respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes-- It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

Net currency losses for International Equity Fund of $145,639 were attributed to currency transactions incurred after October 31, 1999. These losses are treated as arising on May 1, 2000, the first day of the International Equity Fund's next taxable year.

Additionally, net capital losses for Small Cap Fund of $383,972 were attributable to security transactions incurred after October 31, 1999. These losses are treated as arising on May 1, 2000, the first day of the Small Cap Fund's next taxable year.

When-Issued and Delayed Delivery Transactions-- The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts-- The International Equity Fund may purchase and sell financial futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the International Equity Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities as an initial margin deposit. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the International Equity Fund receives from or pays to the counterparty a specified amount of cash "variation margin" equal to the daily change in the value of the futures contract, When a contract is closed, the International Equity Fund recognizes a realized gain or loss. For the period ended October 31, 2000, the International Equity Fund had a realized loss of $397,012 on futures contracts. At October 31, 2000, the International Equity Fund had outstanding future contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Notional Value	Unrealized Appreciation (Depreciation)
Dec 2000	2 All Ords Index Futures	Long	$164,000	$ (1,844)
Dec 2000	7 FTSE 100 Index Futures	Long	454,300	(29,383)
Dec 2000	3 Nikkei 225 Index Futures	Long	21,765,000	(25,266)
Dec 2000	34 DJ Euro Stoxx 50 Index Futures	Long	1,737,740	52,557

Net Unrealized Depreciation on Futures Contracts				$ (3,936)

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Written Options Contracts-- The International Equity Fund may write option contracts. A written option obligates a fund to deliver a call, or to receive a put, the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended October 31, 2000, the International Equity Fund had a realized gain of $16,575 on written options.

The following is a summary of the International Equity Fund's written option activity:

Contract	Number of Contracts	Premium
Outstanding at 4/30/00	2	7,517
Options written	78	15,916
Options expired	(78)	(15,916)
Options closed	(2)	(7,517)
Outstanding at 10/31/00	--	--

Forward Foreign Currency Exchange Contracts-- The International Equity Fund may enter into forward foreign currency exchange contracts to facilitate settlement transactions in foreign securities and to manage its foreign currency exposure. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the International Equity Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At October 31, 2000, the International Equity Fund had outstanding forward foreign currency exchange contracts as set forth below:

Settlement Date	Contracts to Receive	In Exchange For	Contracts at Value	Unrealized (Depreciation)
Contracts Purchased:
11/24/00	607,735 Euro Dollars	$550,000	$516,307	($33,693)

Foreign Currency Translation -- The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other-- Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Equity Plus Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Trust Shares
Shares sold	1,508,594	$37,823,462	2,368,260	$55,972,903
Shares issued to shareholders in payment of distributions declared	23,890	605,139	281,156	6,864,274
Shares redeemed	(760,087)	(19,036,655)	(3,080,476)	(73,376,563)

Net change resulting from Trust Share transactions	772,397	$19,391,946	(431,060)	$(10,539,386)

	Equity Plus Fund
	Period Ended October 31, 2000 (1)		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Class A Shares
Shares sold	23,606	$590,372	--	--
Shares issued to shareholders in payment of distributions declared	18	441	--	--
Shares redeemed	(1)	(25)	--	--

Net change resulting from Class A Share transactions	23,623	$590,788	--	--

(1) Reflects operations for the period from May 23, 2000 (date of initial public investment) to October 31, 2000

.

	Equity Plus Fund
	Six Months Ended October 31, 2000		Period Ended April 30, 2000 (2)
	Shares	Dollars	Shares	Dollars
Class B Shares
Shares sold	113,508	$2,810,053	109,668	$2,699,592
Shares issued to shareholders in payment of distributions declared	--	--	57	1,399
Shares redeemed	(2,331)	(55,586)	(132)	(3,256)

Net change resulting from Class B Share transactions	111,177	$2,754,467	109,593	$2,697,735

Net change resulting from share transactions	907,197	$22,737,201	(321,467)	$(7,841,651)

(2) Reflects operations for the period from October 20, 1999 (date of initial public investment) to April 30, 2000.

	Small Cap Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Shares sold	317,740	$3,414,401	728,719	$7,186,786
Shares issued to shareholders in payment of distributions declared	--	--	193,949	1,850,271
Shares redeemed	(282,333)	(2,990,149)	(313,697)	(3,148,808)

Net change resulting from share transactions	35,407	$424,252	608,971	$5,888,249

	International Equity Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Shares sold	224,589	$2,727,026	611,592	$8,197,507
Shares issued to shareholders in payment of distributions declared	--	--	120,602	1,620,897
Shares redeemed	(143,189)	(1,726,943)	(36,673)	(486,842)

Net change resulting from share transactions	81,400	$1,000,083	695,521	$9,331,562

	U.S. Government Securities Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Class A Shares
Shares sold	238,343	$2,415,652	667,940	$6,689,655
Shares issued to shareholders in payment of distributions declared	6,481	65,629	28,451	284,526
Shares redeemed	(504,963)	(5,108,559)	(1,894,554)	(19,022,096)

Net change resulting from Trust Share transactions	(260,139)	$(2,627,278)	(1,198,163)	$(12,047,915)

	U.S. Government Securities Fund
	Six Months Ended October 31, 2000		Period Ended April 30, 2000 (3)
	Shares	Dollars	Shares	Dollars
Class B Shares
Shares sold	3,101	$31,654	1,322	$13,220
Shares issued to shareholders in payment of distributions declared	41	417	8	81
Shares redeemed	(158)	(1,604)	(10)	(100)

Net change resulting from Class B Share transactions	2,984	$30,467	1,320	$13,201

Net change resulting from share transactions	(257,155)	$(2,596,811)	(1,196,843)	$(12,034,714)

(3) Reflects operations for the period from March 8, 2000 (date of initial public investment) to April 30, 2000.

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee-- Michigan National Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to a percentage of each Fund's average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Equity Plus Fund	0.40%
Small Cap Fund	0.50%
International Equity Fund	1.00%
U.S. Government Securities Fund	0.70%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and Sosnoff Sheridan Weiser Corporation (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to the .035% and 0.05% of the Equity Plus Fund's and Small Cap Fund's average daily net assets, respectively. Under the terms of a similar sub-adviser agreement between the Adviser and National Australia Asset Management Ltd. (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to 0.30% of the International Equity Fund's average daily net assets.

The Sub-Advisers may elect to waive some or all of their fees.

Administrative Fee-- Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

Distribution Services Fee-- The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of Fund's Class A Shares and Class B Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

Percentage of Average Daily Net Assets of Class
Equity Plus Fund
Class A	0.25%
Class B	0.75%
U.S. Government Securities Fund
Class B	0.75%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee-- Under the terms of a Shareholder Services Agreement with Michigan National Bank, Equity Plus Fund and U.S. Government Securities Fund will pay Michigan National Bank up to 0.25% of average daily net assets of the Class B Shares for the period. The fee paid to Michigan National Bank is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses-- Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees-- FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees-- Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions-- During the period ended October 31, 2000, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions compiled with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund Name	Purchases	Sales
Equity Plus Fund	$5,839,000	$1,970,000
Small Cap Fund	1,768,000	284,000
International Equity Fund	2,029,672	905,672
U.S. Government Securities Fund	1,167,000	286,000

General-- Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended October 31, 2000, were as follows:

Fund	Purchases	Sales
Equity Plus Fund	$55,938,328	$27,584,131
Small Cap Fund	11,941,591	12,682,169
International Equity Fund	5,604,448	2,666,801
U.S. Government Securities Fund	2,507,550	--

(6) Concentration of Credit Risk

The International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Trustees

Robert E. Baker

Harold Berry

Nathan Forbes

Harry J. Nederlander

Thomas S. Wilson

Officers

Edward C. Gonzales

President

Jeffrey W. Sterling

Vice President and Assistant Treasurer

Richard J. Thomas

Treasurer

C. Grant Anderson

Secretary

Timothy S. Johnson

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Independence One®

Mutual Funds

(Distributed by Federated Securities Corp.)

Semi-Annual Report

October 31, 2000

Independence One
Equity Plus Fund
Class A Shares
Class B Shares

Independence One
Small Cap Fund
Class A Shares

Independence One
International Equity Fund
Class A Shares

Independence One
U.S. Government Securities Fund
Class A Shares
Class B Shares

800-334-2292
www.MichiganNational.com

Investment Company Act File No: 811-5752
Cusip 453777799
Cusip 453777823
Cusip 453777831
Cusip 453777849
Cusip 453777807
Cusip 453777815

G01889-02 (12/00)

[Independence One Logo]

[Graphic Representaion Omitted--See Appendix]

Semi-Annual Report

[Graphic Representation Omitted--See Appendix]

Independence One(R)

Mutual Funds

Independence One Mutual Funds offer eight portfolios, including three equity funds, two bond funds and three money market funds. This Semi-Annual Report relates to the following funds:

Independence One
Equity Plus Fund
Trust Shares
Independence One
Small Cap Fund
Class A Shares
Independence One
International Equity Fund
Class A Shares
Independence One
U.S. Government Securities Fund
Class A Shares
Independence One
Fixed Income Fund
Trust Shares

October 31, 2000

[Graphic Representation Omitted--See Appendix]

For more information about any of the Independence One Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report of the Independence One Mutual Funds, which covers the six-month period from May 1, 2000 through October 31, 2000. Inside, you'll find complete financial information for the funds. The report begins with a discussion by the funds' portfolio managers, followed by a listing of each fund's holdings and financial statements.

The following is a fund-by-fund summary of performance over the six-month reporting period:

Independence One Equity Plus Fund

This fund invests in a portfolio of high-quality stocks that typically includes many household name companies. Trust Shares produced a six-month total return of (3.66%)1 through a net asset value decrease of $0.98 and income distributions totaling $0.07 per share. The fund ended the reporting period with $334.4 million in net assets.

Independence One Small Cap Fund

During the reporting period, small cap stocks produced relatively flat returns. However, small cap stocks continued to remain very attractively valued compared to large cap stocks.2 In this environment, Independence One Small Cap Fund--Class A Shares produced a six-month total return of 5.25%.1 The fund ended the reporting period with $41.8 million in net assets.

Independence One International Equity Fund

During the reporting period, the fund's portfolio of stocks from recognized exchanges throughout the world3 produced a negative total return of (8.46%)1 for Class A Shares. The fund's net assets totaled $23.4 million at the end of the reporting period.

Independence One U.S. Government Securities Fund

For Class A Shares, this fund's all-government bond portfolio produced an income stream totaling $0.29 per share. The net asset value rose from $10.03 to $10.24. As a result, Class A Shares produced a positive total return of 5.07%.1 Fund net assets totaled $43.6 million at the end of the reporting period.

Independence One Fixed Income Fund

This fund provides a diversified approach to bond investing through a portfolio that consists of a mix of U.S. government and agency and corporate bonds. Trust Shares produced a positive total return of 4.39%1 through income totaling $0.28 per share and a net asset value increase from $9.54 to $9.67. At the end of the reporting period, fund net assets reached $96.2 million.

Thank you for selecting Independence One Mutual Funds to pursue your financial goals. We look forward to keeping you informed about the progress of your investment.

Sincerely,

/s/ Edward C. Gonzales

Edward C. Gonzales
President
December 15, 2000

1 Performance quoted reflects past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return, for Class A Shares, based on offering price was 1.01%, (12.11%) and 0.85% for Independence One Small Cap Fund, Independence One International Equity Fund and Independence One U.S. Government Securities Fund, respectively, for the reporting period.

2 In return for a higher level of growth potential, small-company stocks have historically experienced a higher degree of price volatility.

3 Foreign investing involves special risks including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.

Independence
One Equity
Plus Fund--
Trust Shares

Question: What is your overview of the stock market, which continued to exhibit extreme day-to-day volatility in response to earnings announcements?

Answer: The volatility should continue as the economy slows and investors continue to focus on earnings reports.

Question: What was the total return of Independence One Equity Plus Fund--Trust Shares during the six-month reporting period?

Answer: The performance for the Independence One Equity Plus Fund--Trust Shares was down 3.66% for the six-month reporting period ended October 31, 2000.1

Question: What were the fund's top 10 holdings at the end of the reporting period?

Top 10 Holdings

Name	% of Net Assets
General Electric Co.	7.969%
Cisco Systems, Inc.	5.613%
Microsoft Corp.	5.320%
Exxon Mobil	4.561%
Intel Corp.	4.424%
Oracle Corp.	4.206%
EMC Corp.	3.705%
Citigroup, Inc.	3.475%
American International Group, Inc.	3.329%
Merck & Co., Inc.	3.036%

Question: As we reach the end of the year with what appears to be a slowing economy, what factors may impact the market going forward?

Answer: The market going forward may be affected by earnings reports, actions that the Federal Reserve Board may take in response to a slowing economy, and any legislation put forth by the newly elected officials.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost.

Independence
One Small
Cap Fund--
Class A Shares

Question: What are your comments on the small cap market during the reporting period?

Answer: The small cap market has done well compared to most of its large cap brethren as these companies tend to do well in a slowing economy due to the fact that their capital structure relies little on borrowing.

Question: What was the total return of Independence One Small Cap Fund--Class A Shares during the six-month reporting period ended October 31, 2000 compared to the average small cap fund tracked by the Standard & Poor's SmallCap 600 Index and the Russell 2000 Index?

Answer: The Independence One Small Cap Fund--Class A Shares was up 5.25%,1 based on net asset value, compared to the S&P SmallCap 600 Index, the benchmark of the fund, being up 5.08%2 and the Russell 2000 Index being down 3.48%.3

Question: What is your outlook for the small cap market as we reach the close of the year?

Answer: As with the large cap market, the volatility should continue and investors' interest will depend upon the quality of earnings generated.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. Total return, for Class A Shares, based on offering price, was 1.01%, for the reporting period.

2 The S&P SmallCap 600 Index is an unmanaged, capitalization weighted index of 600 common stocks. It is designed to provide a measure of overall small capitalization company performance, and includes common stocks of companies from a variety of economic sectors. "Standard & Poor's® ," "S&P® " and "S&P Small Cap 600® " are trademarks of the McGraw-Hill Companies, Inc. and have been authorized for use by Independence One Small Cap Fund. The fund is not sponsored, endorsed, sold or promoted by or affiliated with Standard & Poor's. Investment cannot be made in an index.

3 The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index.

Independence
One
International
Equity
Fund--
Class A Shares

Question: What is your review of the international marketplace during the six-month reporting period?

Answer: International equity markets have been extremely volatile over the last six months--producing negative returns for U.S. based investors. These returns have stemmed from a combination of the continuing strength in the U.S. dollar--which translates into currency losses for holders of non-U.S. assets--and lower share-prices across all international equity markets. In contrast to our expectations six months ago, both Japan and Asia experienced poor returns over the reporting period. For Asia, it was a case of following the lead from the U.S. Nasdaq as technology, internet and semi-conductor stocks all fell sharply in price--reversing a large amount of the gains they experienced in late 1999. In addition, a number of country specific factors weighed heavily on the larger capitalized Asian markets. Korea was undermined by investor unease with progress on resolving the debt problems with the Daewoo and Hyundai Chaebols. In Taiwan, it was political instability with the newly elected President, not part of the KMT--the party which had ruled the island for the last fifty years. In Japan, concerns over the sustainability of the economic recovery--fears magnified by the Bank of Japan ending its zero interest rate policy--and the continued unwinding of corporate cross shareholdings similarly pushed share prices lower. Weaker prices were also seen in European and UK equity markets--particularly in the expensive technology, media and telecom sectors.

Question: What was the total return of Independence One International Equity Fund--Class A Shares during the reporting period ended October 31, 2000 compared to the average international equity fund tracked by the MSCI-EAFE Index?

Answer: The total return of the Independence One International Equity Fund's Class A Shares, based on net asset value, for the reporting period ended October 31, 2000 was (8.46%).1 This compares to a return of (8.90%) for the MSCI EAFE Index.2

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. Total return, for Class A Shares, based on offering price was (12.11%), for the reporting period.

2 The MSCI-EAFE is an unmanaged market capitalization weighted foreign securities index, which is widely used to measure performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The MSCI-EAFE is monitored by Capital International, S.A., Geneva, Switzerland. Investments cannot be made in an index.

Question: What were the fund's country weightings at the end of the reporting period?

Country	% of portfolio
Japan	26.5%
United Kingdom	20.8%
France	10.7%
Germany	8.7%
Switzerland	6.1%
Netherlands	5.5%
Liquidity--United States	5.3%
Italy	3.7%
Australia	2.4%
Hong Kong	2.4%
Spain	2.2%
Sweden	2.1%
Finland	1.4%
Belgium	1.1%
Singapore	1.1%
Europe STOXX futures	0.0%*
Total	100.0%

Question: What regions appear to offer the best opportunities as we reach the close of the year?

Answer: The European and UK regions appear to offer the best opportunities for the fund in the near term. Within Europe, the region is benefiting from the weakness in the euro--the single European currency--and the economies are continuing to exhibit strong growth. Moreover, the euro is expected to appreciate over the coming year--presenting the potential for currency gains for U.S. based investors. Growth in company earnings also remains positive while the European Central Bank is indicating that the peak in short-term interest rates is approaching. With the U.S. dollar looking increasingly vulnerable--reflecting both the size of its current account deficit and the prospective slow-down in the economy--Europe may also benefit from a flight to quality if U.S. financial markets begin to unravel. In a similar vein, the outlook for the UK also looks positive. The Bank of England has not changed official interest rates since February and the next move in rates appears to be down rather than up. Growth forecasts for 2001 have been revised higher and company earnings continue to look quite achievable.

* Less than 0.1%.

Independence
One U.S.
Government
Securities
Fund--
Class A Shares

Question: What are your comments on what was a modestly positive reporting period for the bond market?

Answer: Evidence that the Federal Reserve Board's (the "Fed") tight monetary policy is having the desired effect of slowing the economic growth rate benefited the bond market during the past six months. The six interest rate increases dating back to last June have tempered the booming housing market, and the production of durable goods such as motor vehicles have begun to taper. Investors have also been encouraged by recent consumer price data. Although a spike in gasoline prices has been well documented, outside of the energy sector the rate of inflation has continued to be well behaved. The turbulence in the stock market over the past six months has also benefited bonds, as many investors sought refuge in fixed income securities. In addition, high quality bonds issued by the U.S. Treasury and Federal Agencies have been popular investment choices for investors who are concerned that a slowing economy will have a negative impact on future corporate earnings.

Question: How did Independence One U.S. Government Securities Fund--Class A Shares perform during the reporting period ended October 31, 2000?

Answer: The Independence One U.S. Government Securities Fund-- Class A Shares had a total return, based on net asset value, of 5.07% for the reporting period.1

Question: As we reach the close of the year with a slowing economy, what is your outlook for bonds?

Answer: With the unemployment rate hovering at a 30-year low of 3.9%, a reduction in official interest rates by the Fed does not appear imminent. Indeed, the Fed has maintained a tightening bias since its last rate hike on May 16th, insisting that the risks to the economy are still skewed towards heightened inflation pressures as opposed to a recession. However, the most recently released Federal Open Market Committee meeting minutes noted that a "softening in business and household demand and tightening conditions in financial markets over recent months suggest that the economy could expand for a time at a pace below the productivity-enhanced rate of growth of its potential to produce." Many market analysts believe that this text is laying the foundation for the Fed to formally switch its policy stance to neutral in the near future. While we concur with this assessment, we think that any actual lowering of rates by the Fed will not take place before next spring.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original price. Total return for Class A Shares, based on offering price, for the reporting period was 0.85%.

Independence
One Fixed
Income
Fund--
Trust Shares

Question: What are your comments on what was a modestly positive period for bonds?

Answer: Evidence that the Federal Reserve Board's (the "Fed") tight monetary policy is having the desired effect of slowing the economic growth rate benefited the bond market during the past six months. The six interest rate increases dating back to last June have tempered the booming housing market, and the production of durable goods such as motor vehicles have begun to taper. Investors have also been encouraged by recent consumer price data. Although a spike in gasoline prices has been well documented, outside of the energy sector the rate of inflation has continued to be well behaved. The turbulence in the stock market over the past six months has also benefited bonds, as many investors sought refuge in fixed income securities. In addition, high quality bonds issued by the U.S. Treasury and Federal Agencies have been popular investment choices for investors who are concerned that a slowing economy will have a negative impact on future corporate earnings.

Question: How did Independence One Fixed Income Fund--Trust Shares perform during the six-month reporting period ended October 31, 2000?

Answer: The Independence One Fixed Income Fund--Trust Shares had a total return of 4.39% for the six-month reporting period.1

Question: What is your outlook for bonds as we end the year with a slowing economy?

Answer: With the unemployment rate hovering at a 30-year low of 3.9%, a reduction in official interest rates by the Fed does not appear imminent. Indeed, the Fed has maintained a tightening bias since its last rate hike on May 16th, insisting that the risks to the economy are still skewed towards heightened inflation pressures as opposed to a recession. However, the most recently released Federal Open Market Committee meeting minutes noted that a "softening in business and household demand and tightening conditions in financial markets over recent months suggest that the economy could expand for a time at a pace below the productivity-enhanced rate of growth of its potential to produce". Many market analysts believe that this text is laying the foundation for the Fed to formally switch its policy stance to neutral in the near future. While we concur with this assessment, we think that any actual lowering of rates by the Fed will not take place before next spring.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost.

Independence One Equity Plus Fund
Portfolio of Investments

October 31, 2000 (unaudited)

Shares		Value
Common Stocks--98.7%
	Aerospace & Defense--1.3%
21,400	Boeing Co.	$1,451,187
9,700	General Dynamics Corp.	694,156
8,300	Raytheon Co., Class B	283,756
9,100	Rockwell International Corp.	357,744
23,000	United Technologies Corp.	1,605,687

	Total	4,392,530

	Automotive--1.2%
92,900	Ford Motor Co.	2,427,012
26,300	General Motors Corp.	1,633,887

	Total	4,060,899

	Basic Industry--0.4%
42,300	ALCOA, Inc.	1,213,481
12,800	Homestake Mining Co.	52,800

	Total	1,266,281

	Capital Goods--0.6%
19,400	Minnesota Mining & Manufacturing Co. (3M)	1,874,525
	Chemicals--1.0%
33,200	Dow Chemical Co.	1,016,750
51,200	Du Pont (E.I.) de Nemours & Co.	2,323,200

	Total	3,339,950

	Computer Services--21.0%
113,300	(1) America Online, Inc.	5,713,719
7,100	(1) Ceridian Corp.	177,500
348,400	(1) Cisco Systems, Inc.	18,770,050
8,200	(1) Computer Sciences Corp.	516,600
98,000	Hewlett-Packard Co.	4,550,875
86,400	International Business Machines Corp.	8,510,400
258,300	(1) Microsoft Corp.	17,790,412
426,200	(1) Oracle Corp.	14,064,600
15,300	(1) Unisys Corp.	195,075

	Total	70,289,231

	Consumer Basics--1.2%
65,400	American Express Co.	3,924,000
	Consumer Non-Durables--1.8%
20,700	Campbell Soup Co.	605,475
Common Stocks--continued
	Consumer Non-Durables--continued
64,200	Procter & Gamble Co.	$4,586,287
42,700	Sara Lee Corp.	920,719

	Total	6,112,481

	Electrical Equipment--9.0%
4,100	Black & Decker Corp.	154,263
10,900	Entergy Corp.	417,604
486,200	General Electric Co.	26,649,837
39,300	Honeywell Inc.	2,114,831
31,800	Southern Co.	934,125

	Total	30,270,660

	Electronic Technology--9.5%
139,100	(1) EMC Corp.	12,388,594
328,800	Intel Corp.	14,796,000
8,700	(1) National Semiconductor Corp.	226,200
2,200	Polaroid Corp.	22,137
2,400	Tektronix, Inc.	171,000
84,900	Texas Instruments, Inc.	4,165,406

	Total	31,769,337

	Entertainment--2.4%
102,300	Disney (Walt) Co.	3,663,619
5,700	(1) Harrah's Entertainment, Inc.	163,162
74,500	(1) Viacom, Inc., Class B	4,237,187

	Total	8,063,968

	Finance--7.9%
56,700	Bank One Corp.	2,069,550
80,600	Bank of America Corp.	3,873,837
220,800	Citigroup, Inc.	11,619,600
55,200	Morgan Stanley, Dean Witter & Co.	4,433,250
36,600	U.S. Bancorp, Inc.	885,262
79,100	Wells Fargo Co.	3,663,319

	Total	26,544,818

	Financial Services--1.1%
11,000	Hartford Financial Services Group, Inc.	818,813
39,400	Merrill Lynch & Co., Inc.	2,758,000

	Total	3,576,813

	Food & Beverage--4.1%
121,600	Coca-Cola Co.	7,341,600
Common Stocks--continued
	Food & Beverage--continued
17,100	Heinz (H.J.) Co.	$717,131
64,800	McDonald's Corp.	2,008,800
70,800	PepsiCo, Inc.	3,429,375
15,100	Ralston Purina Co.	366,175

	Total	13,863,081

	Forest Products & Paper--0.4%
2,800	Boise Cascade Corp.	80,325
23,700	International Paper Co.	868,013
10,800	Weyerhaeuser Co.	506,925

	Total	1,455,263

	Health Technology--0.9%
50,500	Amgen, Inc.	2,925,844
	Home Building--0.0%
3,700	Fluor Corp.	129,500
	Hospital Supplies--0.7%
14,300	Baxter International, Inc.	1,175,281
27,400	HCA - The Healthcare Co.	1,094,288

	Total	2,269,569

	Household Products--0.5%
28,200	Colgate-Palmolive Co.	1,657,032
	Insurance--3.9%
12,400	American General Corp.	998,200
113,600	American International Group, Inc.	11,132,800
7,700	CIGNA Corp.	939,015

	Total	13,070,015

	Manufacturing--0.2%
4,100	Allegheny Technologies Inc.	83,025
15,100	Eastman Kodak Co.	677,613

	Total	760,638

	Office Equipment--0.1%
32,700	Xerox Corp.	275,906
	Oil--6.0%
16,200	Baker Hughes, Inc.	556,875
10,500	Coastal Corp.	792,094
171,000	Exxon Mobil Corp.	15,251,057
21,900	Halliburton Co.	811,669
Common Stocks--continued
	Oil--continued
18,100	Occidental Petroleum Corp.	$359,738
28,000	Schlumberger Ltd.	2,131,500

	Total	19,902,933

	Personal Care Products--0.2%
11,700	Avon Products, Inc.	567,450
4,900	International Flavors & Fragrances, Inc.	82,075

	Total	649,525

	Pharmaceuticals--8.2%
121,500	Bristol-Myers Squibb Co.	7,403,906
68,300	Johnson & Johnson	6,292,138
112,900	Merck & Co., Inc.	10,153,944
63,700	Pharmacia & Upjohn, Inc.	3,503,500

	Total	27,353,488

	Producer Manufacturing--1.4%
82,700	Tyco International Ltd.	4,688,056
	Recreation--0.0%
4,300	Brunswick Corp.	83,581
	Retail--5.0%
113,700	Home Depot, Inc.	4,889,100
23,600	(1) K Mart Corp.	140,125
9,700	Limited, Inc.	244,925
7,600	May Department Stores Co.	199,500
9,200	RadioShack Corp.	548,550
16,800	Sears, Roebuck & Co.	499,464
10,600	(1) Toys 'R' Us, Inc.	182,188
219,300	Wal-Mart Stores, Inc.	9,950,738

	Total	16,654,590

	Steel--0.0%
6,500	(1) Bethlehem Steel Corp.	18,688
	Telecommunications--7.4%
276,200	AT&T Corp.	6,404,388
163,900	Lucent Technologies, Inc.	3,820,919
146,600	Nortel Networks Corp.	6,670,300
133,400	Verizon Communications	7,712,188

	Total	24,607,795

	Transportation--0.5%
19,800	Burlington Northern Santa Fe	525,938
6,000	Delta Air Lines, Inc.	283,500
Common Stocks--continued
	Transportation--continued
14,000	(1) FedEx Corp.	$656,040
18,800	Norfolk Southern Corp.	265,550

	Total	1,731,028

	Utilities--0.6%
15,900	Exelon Corp.	955,988
21,700	Williams Cos., Inc. (The)	907,331

	Total	1,863,319

	Utilities-Electric--0.2%
15,800	American Electric Power Co., Inc.	655,700

	Total Common Stocks (identified cost $171,810,254)	330,101,044

Mutual Fund Shares--1.2%
3,869,000	Independence One Prime Money Market Fund (at net asset value)	3,869,000

	Total Investments (identified cost $175,679,254) (2)	$333,970,044

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $175,679,254. The net unrealized appreciation of investments on a federal tax basis amounts to $158,290,790 which is comprised of $169,040,700 appreciation and $10,749,910 depreciation at October 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($334,411,511) at October 31, 2000.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Assets and Liabilities

October 31, 2000 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $175,679,254)		$333,970,044
Cash		70,684
Income receivable		247,801
Receivable for shares sold		231,681

Total assets		334,520,210
Liabilities:
Payable for shares redeemed	$ 9,042
Payable to adviser	54,068
Other accrued expenses	45,589

Total liabilities		108,699

Net Assets for 13,999,709 shares outstanding		$334,411,511

Net Assets Consist of:
Paid in capital		$160,447,006
Net unrealized appreciation of investments		158,290,790
Accumulated net realized gain on investments		15,583,034
Undistributed net investment income		90,681

Total Net Assets		$334,411,511

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Trust Shares:
Net Asset Value Per Share ($328,602,381 13,755,316 shares outstanding)		$23.89

Offering Price Per Share		$23.89

Redemption Proceeds Per Share		$23.89

Class A Shares:
Net Asset Value Per Share ($563,802 23,623 shares outstanding)		$23.87

Offering Price Per Share (100/96.00 of $23.87) (1)		$24.86

Redemption Proceeds Per Share		$23.87

Class B Shares:
Net Asset Value Per Share ($5,245,328 ÷ 220,770 shares outstanding)		$23.76

Offering Price Per Share		$23.76

Redemption Proceeds Per Share (95.00/100 of $23.76) (1)		$22.57

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Operations

Six Months Ended October 31, 2000 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $809)		$1,577,979
Interest		251,815

Total income		1,829,794
Expenses:
Investment adviser fee	$678,957
Administrative personnel and services fee	167,555
Custodian fees	29,060
Transfer and dividend disbursing agent fees and expenses	35,775
Trustees' fees	5,689
Auditing fees	7,556
Legal fees	1,808
Portfolio accounting fees	52,554
Distribution services fee--Class A Shares	245
Distribution services fee--Class B Shares	14,360
Shareholder services fee--Class B Shares	4,787
Share registration costs	17,916
Printing and postage	12,151
Insurance premiums	849
Miscellaneous	5,022
Total expenses	1,034,284
Waivers--
Waiver of investment adviser fee	(169,739)
Net expenses		864,545

Net investment income		965,249

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		7,660,668
Net change in unrealized appreciation of investments		(21,632,754)

Net realized and unrealized loss on investments		(13,972,086)

Change in net assets resulting from operations		$(13,006,837)

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$965,249	$2,214,382
Net realized gain on investments ($7,660,668 and $11,934,854, respectively, as computed for federal tax purposes)	7,660,668	12,069,026
Net change in unrealized appreciation/depreciation of investments	(21,632,754)	32,468,020

Change in net assets resulting from operations	(13,006,837)	46,751,428

Distributions to Shareholders--
Distributions from net investment income
Trust Shares	(973,781)	(2,228,832)
Class A Shares	(441)	--
Class B Shares	--	(65)
Distributions from net realized gains
Trust Shares	--	(6,460,281)
Class B Shares	--	(1,334)

Change in net assets resulting from distributions to shareholders	(974,222)	(8,690,512)

Share Transactions--
Proceeds from sale of shares	41,223,887	58,672,495
Net asset value of shares issued to shareholders in payment of distributions declared	605,580	6,865,673
Cost of shares redeemed	(19,092,266)	(73,379,819)

Change in net assets resulting from share transactions	22,737,201	(7,841,651)

Change in net assets	8,756,142	30,219,265
Net Assets:
Beginning of period	325,655,369	295,436,104

End of period (including undistributed net investment income of $90,681 and $99,654, respectively)	$334,411,511	$325,655,369

See Notes which are an integral part of the Financial Statements

Independence One Equity Plus Fund
Financial Highlights--Trust Shares

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31,		Year Ended April 30,
	2000		2000	1999	1998	1997	1996 (1)
Net asset value, beginning of period	$24.87		$22.02	$18.24	$14.04	$11.39	$10.00
Income from investment operations
Net investment income	0.07	(2)	0.17	0.18	0.22	0.21	0.11
Net realized and unrealized gain on investments	(0.98)		3.34	4.44	4.85	2.70	1.38
Total from investment operations	(0.91)		3.51	4.62	5.07	2.91	1.49
Less distributions
Distributions from net investment income	(0.07)		(0.17)	(0.18)	(0.22)	(0.21)	(0.10)
Distributions from net realized gain on investments	--		(0.49)	(0.66)	(0.65)	(0.05)	--
Total distributions	(0.07)		(0.66)	(0.84)	(0.87)	(0.26)	(0.10)
Net asset value, end of period	$23.89		$24.87	$22.02	$18.24	$14.04	$11.39
Total return (3)	(3.66)%		16.00%	26.10%	37.20%	26.00%	14.96%
Ratios to average net assets
Expenses	0.50	%(5)	0.49%	0.48%	0.42%	0.40%	0.39	%(5)
Net investment income	0.58	%(5)	0.70%	0.96%	1.28%	1.74%	1.92	%(5)
Expense waiver/reimbursement (4)	0.10	%(5)	0.10%	0.11%	0.19%	0.24%	0.31	%(5)
Supplemental data
Net assets, end of period (000 omitted)	$328,602		$322,937	$295,436	$209,753	$169,328	$112,609
Portfolio turnover	8%		10%	19%	11%	8%	6%

(1) Reflects operations for the period from September 25, 1995 (date of initial public investment) to April 30, 1996.

(2) Per share amount based on average shares outstanding.

(3) Based on net asset value.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(5) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Portfolio of Investments

October 31, 2000 (unaudited)

Shares		Value
Common Stocks--94.4%
	Basic Industry--2.0%
8,000	AptarGroup, Inc.	$165,500
5,800	Caraustar Industries, Inc.	58,362
7,900	Corn Products International, Inc.	198,487
8,600	Delta & Pine Land Co.	210,162
3,500	IMCO Recycling, Inc.	19,469
7,000	MacDermid, Inc.	150,500
2,600	Republic Group, Inc.	48,912

	Total	851,392

	Commercial Services--2.3%
8,900	(1) Dendrite International, Inc.	193,575
4,600	G & K Services, Inc., Class A	127,075
3,100	(1) Performance Food Group Co.	125,550
11,100	(1) Profit Recovery Group International, Inc.	59,662
14,300	(1) Spherion Corp.	169,812
7,700	(1) United Stationers, Inc.	231,481
3,400	(1) Volt Information Sciences, Inc.	73,950

	Total	981,105

	Consumer Durables--3.7%
2,600	Bassett Furniture Industries, Inc.	32,825
10,600	(1) Champion Enterprises, Inc.	41,075
14,997	D. R. Horton, Inc.	277,444
2,600	Dixie Group, Inc.	8,287
8,800	Ethan Allen Interiors, Inc.	257,400
13,600	La-Z Boy Chair Co.	214,200
5,300	Polaris Industries, Inc., Class A	184,175
2,900	Ryland Group, Inc.	93,525
5,200	Smith (A.O.) Corp.	73,450
4,300	(1) THQ, Inc.	88,150
8,100	(1) Toll Brothers, Inc.	263,250

	Total	1,533,781

	Consumer Non-Durables--2.8%
3,000	(1) Ashworth, Inc.	22,125
7,800	(1) Buckeye Technologies, Inc.	133,575
3,400	ChemFirst, Inc.	78,200
4,100	(1) Constellation Brands, Inc., Class A	199,875
9,500	Earthgrains Co.	192,375
7,000	(1) Nautica Enterprise, Inc.	88,375
12,600	(1) Smithfield Foods, Inc.	361,462
9,300	Wolverine World Wide, Inc.	100,556

	Total	1,176,543

	Electronic Technology--2.4%
6,600	(1) Aeroflex, Inc.	392,700
9,600	(1) Alpha Industries, Inc.	382,800
11,200	(1) Pinnacle Systems, Inc.	141,400
3,800	(1) RadiSys Corp.	100,700

	Total	1,017,600

	Energy Minerals--4.5%
7,400	(1) Barrett Resources	269,175
15,500	Cross Timbers Oil Co.	291,594
9,700	(1) Louis Dreyfus Natural Gas Corp.	311,006
9,500	(1) Newfield Exploration Co.	358,625
4,700	(1) Offshore Logistics, Inc.	81,075
9,000	Pogo Producing Co.	225,000
5,100	St. Mary Land & Exploration Co.	119,531
4,100	(1) Stone Energy Corp.	209,920

	Total	1,865,926

	Finance--14.4%
16,900	(1) Americredit Corp.	454,187
8,900	Centura Banks, Inc.	342,094
5,900	Chittenden Corp.	156,719
9,000	(1) ChoicePoint, Inc.	460,687
7,000	Commerce Bancorp, Inc.	423,937
12,600	Commercial Federal Corp.	220,500
11,900	Cullen Frost Bankers, Inc.	396,419
6,300	Downey Financial Corp.	300,825
7,900	Eaton Vance Corp.	393,519
8,500	Enhance Financial Services Group, Inc.	98,812
14,200	First American Corp.	297,312
9,200	First Midwest Bancorp, Inc.	230,575
6,000	First BanCorp.	137,625
15,700	Fremont General Corp.	56,912
14,900	Hooper Holmes, Inc.	141,401
10,800	Hudson United Bancorp	241,650
9,200	Mutual Risk Management Ltd.	$166,750
2,200	RLI Corp.	86,075
8,400	Radiant Group, Inc.	595,350
10,300	Raymond James Financial, Inc.	348,269
6,300	Riggs National Corp.	70,875
5,700	Selective Insurance Group, Inc.	98,325
8,800	Susquehanna Bancshares, Inc.	124,300
9,400	United Bankshares, Inc.	183,300

	Total	6,026,418

	Health Care--8.8%
8,900	Alpharma, Inc., Class A	345,431
9,200	(1) Cephalon, Inc.	493,350
7,600	(1) Cerner Corp.	470,725
7,700	(1) IDEXX Laboratories, Inc.	184,800
6,700	Invacare Corp.	190,950
5,300	Mentor Corp.	93,412
4,900	(1) Noven Pharmaceuticals, Inc.	218,356
10,900	(1) Orthodontic Centers of America, Inc.	363,787
5,700	(1) Parexel International Corp.	49,875
15,100	(1) Patterson Dental Co.	472,819
10,300	(1) Renal Care Group, Inc.	242,050
6,700	(1) Universal Health Services, Inc., Class B	561,962

	Total	3,687,517

	Health Technology--6.1%
7,800	Bindley Western Industries, Inc.	280,312
12,000	(1) Cor Therapeutics, Inc.	678,000
5,700	(1) Enzo Biochem, Inc.	219,450
6,600	(1) Medicis Pharmaceutical Corp., Class A	485,925
4,600	(1) Techne Corp.	518,650
7,100	Varian Medical Systems, Inc.	347,012

	Total	2,529,349

	Industrial Services--1.6%
14,700	(1) Pride International, Inc.	372,094
8,900	(1) Tetra Tech, Inc.	309,275

	Total	681,369

	Non-Energy Minerals--0.6%
8,600	(1) Stillwater Mining Co.	249,400
3,100	Pope & Talbot, Inc.	48,244
	Process Industries--1.3%
5,100	Brady (W.H.) Corp., Class A	158,100
3,600	(1) Ionics, Inc.	75,375
5,200	Kaman Corp., Class A	75,400
5,300	OM Group, Inc.	245,125

	Total	554,000

	Producer Manufacturing--8.0%
8,300	(1) Anixter International, Inc.	201,275
7,600	Baldor Electric Co.	151,050
5,500	Belden, Inc.	142,656
5,900	C&D Technologies, Inc.	348,837
9,600	(1) Cable Design Technologies, Class A	221,400
16,600	(1) Gentex Corp.	410,850
4,500	Graco, Inc.	161,719
5,700	Intermet Corp.	42,750
7,700	(1) Mueller Industries, Inc.	179,506
1,300	(1) Nashua Corp.	7,556
3,700	OshKosh Truck Corp., Class B	152,163
2,400	Robbins & Myers, Inc.	58,050
6,800	Roper Industries, Inc.	238,000
7,700	SLI, Inc.	63,525
2,800	(1) SPS Technologies, Inc.	144,550
3,800	Scott Technologies, Inc.	87,400
2,600	Spartan Motors, Inc.	6,500
4,400	(1) Specialty Equipment Cos., Inc.	133,375
8,500	Tredegar Industries, Inc.	162,031
4,900	(1) Triarc Companies, Inc., Class A	122,194
6,800	(1) Zebra Technologies Corp., Class A	297,925

	Total	3,333,312

	Retail Trade--5.5%
7,600	(1) 99 Cents Only Stores	170,525
6,500	(1) Ames Department Stores, Inc.	25,594
3,100	Baker (J.), Inc.	12,109
4,600	(1) Cost Plus, Inc.	128,800
1,300	(1) Damark International, Inc., Class A	16,575
3,700	(1) Discount Auto Parts, Inc.	26,594
4,400	(1) Footstar, Inc.	157,850
4,100	Hancock Fabrics, Inc.	17,938
8,900	(1) Linens 'N Things, Inc.	273,675
9,300	(1) Mens Wearhouse, Inc.	272,025
8,500	(1) Michaels Stores, Inc.	206,656
7,100	(1) Pacific Sunwear of California	145,550
10,300	Pier 1 Imports, Inc.	136,475
9,100	Regis Corp. Minnesota	137,638
6,600	Shopko Stores, Inc.	42,075
5,900	(1) Whole Foods Market, Inc.	272,875
7,900	(1) Zale Corp.	267,613

	Total	2,310,567

	Services--5.3%
6,000	Applebee's International, Inc.	181,219
6,000	(1) CEC Entertainment, Inc.	191,250
12,400	(1) Catalina Marketing Corp.	486,700
8,200	Central Parking Corp.	157,338
9,400	(1) Dycom Industries, Inc.	353,675
8,600	(1) Jack in the Box, Inc.	210,700
5,000	Landrys Seafood Restaurants, Inc.	40,313
2,800	(1) Panera Bread Co.	57,750
5,900	Pinnacle Entertainment, Inc.	134,594
5,000	(1) Prepaid Legal Services, Inc.	219,375
3,900	(1) Sonic Corp.	142,350
2,600	(1) Taco Cabana, Inc., Class A	21,856

	Total	2,197,120

	Technology--16.3%
6,000	AAR Corp.	71,625
5,300	(1) Actel Corp.	194,113
8,400	(1) Adaptive Broadband Corp.	134,925
9,300	(1) American Management Systems, Inc.	201,113
11,600	(1) Aspect Communications Corp.	191,219
6,600	(1) Auspex Systems, Inc.	66,825
12,400	(1) BISYS Group, Inc.	584,350
11,000	(1) C-Cube Microsystems, Inc.	214,500
6,200	CTS Corp.	266,213
13,300	(1) Ciber, Inc.	103,906
9,700	(1) Cognex Corp.	324,950
13,500	Dallas Semiconductor Corp.	534,938
3,400	(1) Digi International, Inc.	24,650
7,700	(1) Filenet Corp.	204,050
4,900	Gerber Scientific, Inc.	39,200
7,200	(1) HNC Software	146,250
5,500	(1) Hutchinson Technology, Inc.	120,656
7,300	(1) Intervoice-Brite, Inc.	71,403
19,600	(1) Kemet Corp.	546,350
3,900	(1) MICROS Systems Corp.	77,025
8,000	Methode Electronics, Inc., Class A	301,000
7,300	National Data Corp.	278,313
11,200	(1) National Instruments Corp.	522,900
10,900	(1) Plantronics, Inc.	497,313
8,900	(1) RSA Security, Inc.	516,200
20,600	(1) S3, Inc.	186,044
4,800	(1) Three-Five Systems, Inc.	165,600
5,200	(1) Trimble Navigation Ltd.	123,500
6,700	(1) Xircom, Inc.	94,638

	Total	6,803,769

	Technology Services--3.5%
5,800	(1) Aspen Technology, Inc.	239,613
11,000	(1) eLoyalty Corp.	105,875
9,100	Henry (Jack) & Associates, Inc.	500,500
6,500	(1) Hyperion Solutions Corp.	91,000
8,000	(1) Progress Software Corp.	126,500
7,100	(1) Remedy Corp.	121,588
7,300	(1) Systems & Computer Technology Corp.	105,394
7,400	(1) Verity, Inc.	173,900

	Total	1,464,370

	Transportation--3.4%
7,200	(1) American Freightways Corp.	116,100
11,500	Expeditors International Washington, Inc.	596,563
8,200	(1) Fritz Companies, Inc.	66,625
5,700	(1) Heartland Express, Inc.	99,038
2,500	(1) M.S. Carriers, Inc.	39,063
7,300	(1) Mesa Air Group, Inc.	42,888
6,100	SkyWest, Inc.	308,050
5,900	USFreightways Corp.	151,925

	Total	1,420,252

7,100	Atmos Energy Corp.	164,188
9,200	Philadelphia Suburban Corp.	215,625
7,100	Piedmont Natural Gas, Inc.	216,550
7,000	Southwest Gas Corp.	146,125

	Total	742,488

	Total Common Stocks (identified cost $37,620,302)	39,474,522

Mutual Fund Shares--3.5%
1,484,000	Independence One Prime Money Market Fund (at net asset value)	1,484,000

	Total Investments (identified cost $39,104,302) (2)	$40,958,522

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $39,104,302. The net unrealized appreciation of investments on a federal tax basis amounts to $1,854,220 which is comprised of $7,698,148 appreciation and $5,843,928 depreciation at October 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($41,807,459) at October 31, 2000.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Assets and Liabilities

October 31, 2000 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $39,104,302)		$40,958,522
Income receivable		14,409
Receivable for investments sold		1,222,538

Total assets		42,195,469
Liabilities:
Payable for shares redeemed	$358,293
Accrued expenses	29,717

Total liabilities		388,010

Net Assets for 3,792,083 shares outstanding		$41,807,459

Net Assets Consist of:
Paid in capital		$35,236,127
Net unrealized appreciation of investments		1,854,220
Accumulated net realized gain on investments		4,763,718
Distributions in excess of net investment income		(46,606)

Total Net Assets		$41,807,459

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($41,807,459 ÷ 3,792,083 shares outstanding)		$11.02

Offering Price Per Share (100/96.00 of $11.02) (1)		$11.48

Redemption Proceeds Per Share		$11.02

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Operations

Six Months Ended October 31, 2000 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $129)		$112,321
Interest		35,300

Total income		147,621
Expenses:
Investment adviser fee	$100,932
Administrative personnel and services fee	19,930
Custodian fees	12,855
Transfer and dividend disbursing agent fees and expenses	13,302
Trustees' fees	575
Auditing fees	6,569
Legal fees	1,470
Portfolio accounting fees	23,997
Share registration costs	6,654
Printing and postage	6,482
Insurance premiums	260
Miscellaneous	1,201

Total expenses	194,227
Net operating loss		(46,606)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		5,263,340
Net change in unrealized appreciation (depreciation) of investments		(3,165,804)

Net realized and unrealized gain on investments		2,097,536

Change in net assets resulting from operations		$2,050,930

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000
Increase (Decrease) in Net Assets:
Operations--
Net operating loss	$(46,606)	$(94,658)
Net realized gain on investments ($5,263,340 and $560,935, respectively, as computed for federal tax purposes)	5,263,340	164,278
Net change in unrealized appreciation/depreciation of investments	(3,165,804)	5,648,843

Change in net assets resulting from operations	2,050,930	5,718,463

Distributions to Shareholders--
Distributions from net realized gains	--	(1,861,428)

Change in net assets resulting from distributions to shareholders	--	(1,861,428)

Share Transactions--
Proceeds from sale of shares	3,414,401	7,186,786
Net asset value of shares issued to shareholders in payment of distributions declared	--	1,850,271
Cost of shares redeemed	(2,990,149)	(3,148,808)

Change in net assets resulting from share transactions	424,252	5,888,249

Change in net assets	2,475,182	9,745,284
Net Assets:
Beginning of period	39,332,277	29,586,993

End of period (including distributions in excess of income of $(46,606) and $0, respectively)	$41,807,459	$39,332,277

See Notes which are an integral part of the Financial Statements

Independence One Small Cap Fund
Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31, 2000		Year Ended April 30, 2000	Period Ended April 30, 1999 (1)
Net asset value, beginning of period	$10.47		$ 9.40	$10.00
Income from investment operations
Net operating loss	(0.01)		(0.03)	(0.01)
Net realized and unrealized gain (loss) on investments	0.56		1.65	(0.59	)(2)

Total from investment operations	0.55		1.62	(0.60)

Less distributions
Distributions from net investment income	--		--	(0.00	)(3)
Distributions from net realized gain on investments	--		(0.55)	(0.00	)(3)

Total distributions	--		(0.55)	(0.00	)(3)

Net asset value, end of period	$11.02		$10.47	$ 9.40

Total return (4)	5.25%		17.86%	(5.94%)
Ratios to average net assets
Expenses	0.96	%(6)	1.07%	1.27	%(6)
Net operating loss	(0.23	%)(6)	(0.28%)	(0.09	%)(6)
Expense waiver/reimbursement (5)	--		0.05%	0.42	%(6)
Supplemental data
Net assets, end of period (000 omitted)	$41,807		$39,332	$29,587
Portfolio turnover	32%		38%	36%

(1) Reflects operations for the period from June 22, 1998 (date of initial public investment) to April 30, 1999.

(2) The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.

(3) Amount represents less than $0.01 per share.

(4) Based on net asset value.

(5) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(6) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Portfolio of Investments

October 31, 2000 (unaudited)

Shares		Value
Common Stocks--77.4%
Australia--1.9%
	Banking--0.5%
3,363	Australia & New Zealand Banking Group, Melbourne	$24,841
4,193	Commonwealth Bank of Australia	62,397
4,358	Westpac Banking Corp. Ltd., Sydney	29,760

	Total	116,998

	Beverages & Tobacco--0.1%
4,690	Fosters Brewing Group, Ltd.	10,625
900	British American Tobacco Australia Ltd.	6,006

	Total	16,631

	Broadcasting & Publishing--0.2%
3,100	John Fairfax Holdings Ltd.	7,038
2,603	News Corp. Ltd.	27,228
1,300	PMP Communications Ltd.	1,233
1,500	Publishing and Broadcasting Ltd.	10,240
4,100	Ten Network Holdings Ltd.	5,483

	Total	51,222

	Building Materials & Components--0.0%
3,637	CSR Ltd.	7,449

	Business & Public Services--0.1%
400	Brambles Industries Ltd.	10,371
2,021	Mayne Nickless Ltd.	5,364

	Total	15,735

	Chemicals--0.0%
1,511	Orica Ltd.	4,543

	Energy Minerals--0.0%
5,700	Orogen Minerals Ltd.	4,402

	Energy Sources--0.2%
4,288	Broken Hill Proprietary Co. Ltd.	41,564
2,500	Novus Petroleum Ltd.	2,281
8,000	Oil Search Ltd.	6,428
1,500	Santos Ltd.	4,774

	Total	55,047

Common Stocks--continued
Australia--continued
	Gold Mines--0.0%
1,900	Delta Gold Ltd.	$945
4,200	(1) Lihir Gold Ltd.	1,197

	Total	2,142

	Health & Personal Care--0.1%
1,970	F.H. Faulding & Co. Ltd.	10,416

	Insurance--0.1%
2,564	AMP Ltd.	23,111
2,114	Qbe Insurance Group Ltd.	9,753

	Total	32,864

	Leisure & Tourism--0.1%
1,300	(1) TAB Ltd.	2,069
2,062	TABCORP Holdings	11,210

	Total	13,279

	Metals - Non Ferrous--0.1%
8,192	Mim Holdings Ltd.	4,543
441	Rio Tinto PLC (Australia)	6,054
4,876	Western Metals Ltd.	455
2,600	WMC Ltd.	9,939

	Total	20,991

	Metals - Steel--0.0%
1,072	(1) Onesteel Ltd.	511

	Multi-Industry--0.0%
5,323	Pacific Dunlop Ltd.	4,249

	Real Estate--0.1%
2,029	Advance Property Fund	1,788
2,200	Australian Growth Properties Ltd.	582
4,906	Gen Property Trust	6,408
1,300	Stockland Trust Group	2,527
6,567	Westfield Trust	10,583
116	Westfield Trust	191
1,488	Westpac Property Trust	1,241

	Total	23,320

	Recreation, Other Consumer Goods--0.0%
2,800	Aristocrat Leisure Ltd.	8,752

	Telecommunications--0.2%
2,657	(1) Cable & Wireless Optus Ltd.	5,627
Common Stocks--continued
Australia--continued
	Telecommunications--continued
11,034	Telstra Corp. Ltd.	$36,010
3,050	(1) Telstra Corp. Ltd., INS RECP	9,954

	Total	51,591

	Transportation - Road & Rail--0.1%
9,423	Macquire Infrastructure Group	9,769

	Utilities - Electrical & Gas--0.0%
400	Energy Developments Ltd.	2,571

	Total Australia (identified cost $477,786)	452,482

Finland--1.3%
	Electrical & Electronics--1.3%
7,200	Nokia Oyj	296,270

	Total Finland (identified cost $392,661)	296,270

France--9.8%
	Automobiles--0.3%
390	Peugeot SA	71,817

	Banking--1.0%
1,545	Banque Nationale de Paris	133,206
195	(1) Banque Nationale de Paris, Warrants	935
1,760	Societe Generale, Paris	99,918

	Total	234,059

	Beverages & Tobacco--0.2%
1,150	Pernod-Ricard	52,698

	Broadcasting & Publishing--0.0%
500	(1) Wanadoo	6,364

	Building Materials & Components--0.3%
740	Lafarge SA	54,633

	Business & Public Services--1.0%
470	Cap Gemini SA	74,982
250	Suez Lyonnaise des Eaux	38,145
1,620	Vivendi	116,440

	Total	229,567

	Chemicals--0.3%
605	L'Air Liquide	71,517

	Electrical & Electronics--1.5%
2,250	Alcatel	137,282
2,310	STMicroelectronics NV	116,538
Common Stocks--continued
France--continued
	Electrical & Electronics--continued
1,470	Schneider SA	$95,741

	Total	349,561

	Energy Sources--1.2%
1,902	Total Fina SA, Class B	272,127

	Food & Household Products--0.5%
810	Groupe Danone	113,278

	Health & Personal Care--1.2%
1,900	Aventis SA	137,049
1,300	L'Oreal	99,286
860	Sanofi Synthelabo SA	45,247

	Total	281,582

	Industrial Components--0.2%
1,770	Michelin, Class B	51,219

	Insurance--0.2%
400	Axa	52,953

	Leisure & Tourism--0.4%
2,390	Accor SA	96,743

	Merchandising--0.2%
660	Carrefour SA	44,302

	Metals - Non Ferrous--0.1%
630	Pechiney SA, Class A	23,523

	Metals - Steel--0.0%
650	Usinor Sacilor	7,088

	Recreation, Other Consumer Goods--0.1%
325	LVMH (Moet-Hennessy)	23,718

	Telecommunications--1.1%
2,480	France Telecommunications	259,278

	Total France (identified cost $2,194,820)	2,296,027

Germany --7.5%
	Automobiles--0.5%
2,620	DaimlerChrysler AG	120,727

	Banking--0.8%
1,300	Deutsche Bank AG	106,435
700	Dresdner Bank AG, Frankfurt	29,166
750	HypoVereinsbank AG, Munich	41,210

	Total	176,811

Common Stocks--continued
Germany--continued
	Building Materials & Components--0.3%
1,400	Heidelberger Zement AG	$66,530

	Chemicals--0.4%
1,240	BASF AG	48,615
1,300	Bayer AG	56,428

	Total	105,043

	Construction & Housing--0.3%
3,100	Hochtief AG	65,767

	Electrical & Electronics--0.8%
1,480	Siemens AG	188,452

	Industrial Components--0.2%
3,400	Continental AG	51,934

	Insurance--2.1%
740	Allianz AG Holding	250,903
760	Muenchener Rueckversicherungs-Gesellschaft AG	238,949

	Total	489,852

	Machinery & Engineering--0.4%
950	Linde AG	41,276
3,100	ThyssenKrupp AG	44,195

	Total	85,471

	Merchandising--0.0%
300	Karstadtquelle AG	9,791

	Telecommunications--1.2%
7,511	Deutsche Telekom AG, Registered Shares	282,042

	Utilities - Electrical & Gas--0.5%
340	RWE AG	13,633
1,930	E.On AG	98,071

	Total	111,704

	Total Germany (identified cost $1,903,826)	1,754,124

Hong Kong--2.2%
	Banking--0.4%
6,000	HSBC Holdings PLC	83,472

	Broadcasting & Publishing--0.1%
6,000	Television Broadcasting	32,850

	Business & Public Services--0.1%
40,000	(1) Pacific Century CyberWorks Ltd.	30,773

	Multi-Industry--0.8%
15,000	Citic Pacific Ltd.	60,200
Common Stocks--continued
Hong Kong--continued
	Multi-Industry--continued
9,900	Hutchison Whampoa Ltd.	$123,131

	Total	183,331

	Real Estate--0.2%
5,000	Sun Hung Kai Properties	41,031

	Technology--0.0%
35	(1) Sunevision Holdings Ltd.	17

	Telecommunications--0.6%
22,000	(1) China Mobile (Hong Kong) Ltd.	141,044

	Total Hong Kong (identified cost $334,886)	512,518

Japan--24.2%
	Appliances & Household Durables--1.1%
4,000	Matsushita Electric Industrial Co.	116,208
2,000	Sharp Corp.	25,478
1,500	Sony Corp.	119,874

	Total	261,560

	Automobiles--1.5%
1,000	Honda Motor Co. Ltd.	34,551
8,000	Toyota Motor Credit Corp.	319,663

	Total	354,214

	Banking--3.4%
31,000	Asahi Bank Ltd.	122,165
15,000	Bank of Tokyo-Mitsubishi Ltd.	179,948
3,000	Mitsubishi Trust & Banking Corp., Tokyo	24,332
31	Mizuho Holdings, Inc.	238,363
9,000	Sakura Bank Ltd., Tokyo	65,573
8,000	Sumitomo Bank Ltd., Osaka	97,145
13,000	Tokai Bank, Ltd., Nagoya	69,697

	Total	797,223

	Beverages & Tobacco--0.2%
4	Japan Tobacco, Inc.	27,494
3,000	Kirin Brewery Co., Ltd.	31,288

	Total	58,782

	Building Materials & Components--0.3%
5,000	Tostem Corp.	72,859

	Business & Public Services--0.7%
200	Benesse Corp.	10,998
6,000	Kokuyo Co.	92,380
Common Stocks--continued
Japan--continued
	Business & Public Services--continued
200	Konami Co., Ltd.	$16,863
700	Softbank Corp.	42,020
100	Trans Cosmos Inc.	7,231

	Total	169,492

	Chemicals--0.3%
25,000	Tosoh Corp.	76,067

	Construction & Housing--0.3%
25,000	Kajima Corp.	65,069

	Data Processing & Reproduction--0.6%
2,000	Canon, Inc.	79,366
3,000	Fujitsu Ltd.	53,448

	Total	132,814

	Electrical & Electronics--0.8%
6,000	Hitachi Ltd.	64,336
3,000	NEC Corp.	57,187
1,000	Omron Corp.	24,653
7,000	Toshiba Corp.	50,039

	Total	196,215

	Electronic Components, Instruments--0.8%
200	Advantest Corp.	26,083
100	Hirose Electric Co., Ltd.	11,547
400	Kyocera Corp.	52,055
200	Nidec Corp.	12,262
300	Rohm Co.	75,636

	Total	177,583

	Energy Sources--0.5%
24,000	Nippon Mitsubishi Oil Corp.	129,111

	Financial Services--1.5%
400	Acom Co. Ltd.	32,369
10,000	Daiwa Securities Co. Ltd.	110,801
7,000	Nomura Securities Co. Ltd.	148,513
300	Promise Co. Ltd.	22,518
300	Takefuji, Corp.	29,693

	Total	343,894

	Food & Household Products--0.3%
3,000	Nissin Food Products	78,770
Common Stocks--continued
Japan--continued
	Forest Products & Paper--0.6%
22,000	Oji Paper Co. Ltd.	$128,030

	Health & Personal Care--1.1%
6,000	Sankyo Co. Ltd.	132,246
2,000	Takeda Chemical Industries	131,788

	Total	264,034

	Industrial Components--1.2%
10,000	Minebea Co.	99,895
10,000	Sumitomo Electric Industries	184,668

	Total	284,563

	Insurance--0.9%
17,000	Mitsui Marine & Fire Insurance Co., Ltd.	86,313
14,000	Sumitomo Marine & Fire Insurance Co., Ltd.	85,451
4,000	Tokio Marine and Fire Insurance Co.	44,210

	Total	215,974

	Leisure & Tourism--0.1%
200	Oriental Land Co. Ltd.	12,097

	Machinery & Engineering--0.1%
2,000	Komatsu Ltd.	8,871

3,000	Kubota Corp.	10,090
	Total	18,961

	Merchandising--0.0%
300	Lawson, Inc.	10,338

	Metals - Steel--0.7%
115,000	Kawasaki Steel Corp.	112,771
30,000	Nippon Steel Co.	48,664

	Total	161,435

	Real Estate--0.6%
10,000	Mitsubishi Estate Co. Ltd.	106,310
2,000	Mitsui Fudosan Co.	24,231

	Total	130,541

	Recreation, Other Consumer Goods--0.2%
300	Nintendo Co., Ltd.	49,627

	Telecommunications--1.2%
30	Nippon Telegraph & Telephone Corp.	273,015

	Transportation - Airlines--0.4%
21,000	Japan Airlines Co.	84,104

Common Stocks--continued
Japan--continued
	Transportation - Road & Rail--1.8%
20	East Japan Railway Co.	$114,925
32,000	Kinki Nippon Railway Co., Ltd.	138,716
7,000	Nippon Express Co., Ltd.	42,020
24,000	Tokyu Corp.	124,053

	Total	419,714

	Transportation - Shipping--0.3%
17,000	Nippon Yusen Kabushiki Kaisha	79,769

	Utilities - Electrical & Gas--1.6%
6,200	Kansai Electric Power Co., Inc.	101,539
4,000	Tohoku Electric Power Co., Inc.	53,888
6,000	Tokyo Electric Power Co.	145,718
26,000	Tokyo Gas Co.	67,910

	Total	369,055

	Wholesale & International Trade--1.1%
2,000	Itochu Corp.	8,523
36,000	Marubeni Corp.	84,131
19,000	Mitsubishi Corp.	156,715

	Total	249,369

	Total Japan (identified cost $6,158,749)	5,664,279

Netherlands--5.0%
	Appliances & Household Durables--0.5%
3,212	Koninklijke Philips Electronics NV	126,227
	Banking--0.4%
3,650	ABN-AMRO Holdings NV	84,559
	Beverages & Tobacco--0.2%
800	Heineken NV	43,448
	Broadcasting & Publishing--0.0%
170	Wolters Kluwer NV	3,826
	Chemicals--0.1%
420	Akzo Nobel NV	19,121
	Electronic Components, Instruments--0.1%
1,100	(1) ASM Lithography Holding NV	30,067
	Energy Sources--1.5%
5,750	Royal Dutch Petroleum Co.	341,025
	Financial Services--0.7%
2,400	ING Groep NV	164,805
Common Stocks--continued
Netherlands--continued
	Food & Household Products--0.1%
757	Unilever NV	$37,965
	Insurance--0.5%
2,740	AEGON NV	108,818
	Merchandising--0.4%
3,200	Ahold NV	92,952
	Telecommunications--0.2%
2,013	KPN NV	40,775
	Transportation - Airlines--0.1%
1,600	KLM Royal Dutch Airlines	29,192
	Wholesale & International Trade--0.2%
230	Buhrmann NV	6,285
1,800	Hagemeyer NV	42,540
	Total	48,825

	Total Netherlands (identified cost $1,168,113)	1,171,605

Singapore--1.0%
	Banking--0.3%
6,000	DBS Group Holdings Ltd.	70,717
	Electronic Components, Instruments--0.3%
11,000	Natsteel Electronics Ltd.	28,560
5,000	Venture Manufacturing (Singapore) Ltd.	48,397
	Total	76,957

	Real Estate--0.4%
18,000	City Developments Ltd.	83,015
	Total Singapore (identified cost $258,958)	230,689

Switzerland--5.5%
	Banking--1.2%
690	Credit Suisse Group	129,356
1,100	UBS AG	152,370
	Total	281,726

	Business & Public Services--0.2%
70	Adecco SA	48,403
	Electrical & Electronics--0.3%
771	(1) ABB AG	68,518
	Food & Household Products--0.9%
100	Nestle SA	207,221
	Health & Personal Care--2.1%
22	(1) Givaudan	5,275
Common Stocks--continued
Switzerland--continued
	Health & Personal Care--continued
185	Novartis AG	$280,649
22	Roche Holding AG	200,957
	Total	486,881

	Insurance--0.8%
30	Schweizarische Rueckuericherungs - Gesellschatt	59,162
289	Zurich Allied AG	139,637
	Total	198,799

	Machinery & Engineering--0.0%
10	Sulzer AG	6,459
	Merchandising--0.0%
10	Valora Holding AG	2,033
	Total Switzerland (identified cost $1,362,388)	1,300,040

United Kingdom--19.0%
	Banking--4.1%
11,200	Abbey National Bank PLC, London	154,543
5,400	Barclays PLC	154,509
19,000	HSBC Holdings PLC	270,718
4,700	Halifax PLC	36,961
21,700	Lloyds TSB Group PLC	221,029
5,000	(1) Royal Bank of Scotland Group PLC, Edinburgh	5,913
5,000	Royal Bank of Scotland Group PLC, Edinburgh	112,231
	Total	955,904

	Beverages & Tobacco--0.8%
19,500	Diageo PLC	184,049
	Broadcasting & Publishing--0.3%
2,800	British Sky Broadcasting Group PLC	40,423
941	Pearson PLC	25,245
	Total	65,668

	Building Materials & Components--0.3%
15,000	Wolseley PLC	82,922
	Business & Public Services--1.2%
11,000	BAA PLC	91,453
980	Logica PLC	28,993
33,500	Rentokil Initial PLC	77,285
1,500	Reuters Group PLC	29,208
3,300	Sage Group PLC	24,084
1,100	Sema Group PLC	13,886
Common Stocks--continued
United Kingdom--continued
	Business & Public Services--continued
1,800	WPP Group PLC	$24,158
	Total	289,067

	Chemicals--0.3%
5,600	Boc Group PLC	78,003
	Electrical & Electronics--0.3%
6,400	Marconi PLC	80,789
	Electronic Components, Instruments--0.2%
2,250	(1) ARM Holdings PLC	22,200
6,500	Invensys PLC	15,514
1,900	Williams PLC	9,097
	Total	46,811

	Energy Sources--2.4%
65,700	BP Amoco PLC	557,188
	Financial Services--0.1%
1,400	3i Group PLC	31,790
	Food & Household Products--0.2%
7,400	Unilever PLC	50,061
	Health & Personal Care--2.3%
5,100	Glaxo Wellcome PLC	146,813
16,000	Smithkline Beecham Corp.	206,615
3,700	AstraZeneca Group PLC	173,296
	Total	526,724

	Insurance--0.9%
8,500	CGU PLC	113,711
19,600	Legal & General Group PLC	48,772
3,000	Prudential PLC	40,351
	Total	202,834

	Leisure & Tourism--0.1%
2,200	Bass PLC	21,531
	Machinery & Engineering--0.3%
6,300	Smiths Industries PLC	67,460
	Merchandising--0.8%
11,000	Boots Co. PLC	87,782
11,500	Great Universal Stores PLC	79,425
6,900	Marks & Spencer PLC	19,222
	Total	186,429

Common Stocks--continued
United Kingdom--continued
	Metals - Non Ferrous--0.5%
6,500	Rio Tinto PLC	$105,158
	Real Estate--0.3%
6,200	Land Securities PLC	63,871
	Telecommunications--3.2%
9,800	British Telecommunication PLC	114,892
153,526	Vodafone AirTouch PLC	638,760
	Total	753,652

	Utilities - Electrical & Gas--0.4%
11,111	BG Group PLC	44,495
9,600	Centrica PLC	33,012
11,111	(1) Lattice Group PLC	23,699
	Total	101,206

	Total United Kingdom (identified cost $4,812,250)	4,451,117

	Total Common Stocks (identified cost $19,064,437)	18,129,151

Preferred Stocks--0.7%
Australia--0.2%
	Broadcasting & Publishing--0.2%
5,040	News Corp. Ltd., Pfd.	45,196
	Leisure & Tourism--0.0%
5,308	Village Roadshow Ltd.	3,687
	Total Australia (identified cost $44,097)	48,883

Germany --0.5%
	Business & Public Services--0.5%
570	SAP AG	114,884
	Total Germany (identified cost $67,788)	114,884

	Total Preferred Stocks (identified cost $111,885)	163,767

Mutual Fund Shares--13.1%
18,000	WEBS MSCI Belgium Index Fund, Inc.	230,625
36,300	WEBS MSCI Italy Index Fund, Inc.	789,525
20,000	WEBS MSCI Spain Index Fund, Inc.	470,000
22,000	WEBS MSCI Sweden Index Fund, Inc.	445,500
1,124,000	Independence One Prime Money Market Fund	1,124,000
	Total Mutual Fund Shares (identified cost $3,366,709)	3,059,650

Number of Contracts		Expiration Date	Strike Price	Value
(1) Put Option Purchased--0.1%
25	DJ Euro Stoxx 50 Index	December 2000	$162.30	$34,432
	Total Put Option Purchased (identified cost $36,719)			34,432

	Total Investments (identified cost $22,579,750) (2)			$21,387,000

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $22,579,750. The net unrealized depreciation of investments on a federal tax basis amounts to $1,192,750 which is comprised of $1,428,156 appreciation and $2,620,906 depreciation at October 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($23,424,602) at October 31, 2000.

The following acronyms are used throughout this portfolio:

INS RECP--Institutional Receipt

WEBS--World Equity Benchmark Shares

See Notes which are an integral part of the Financial Statements

The following is the industry classification breakdown for the common and preferred stocks:

Industrial Type	Total
			Appliances & Household Durables	1.6%
Automobiles	2.3%
Banking	12.0%
Beverages & Tobacco	1.5%
Broadcasting & Publishing	0.9%
Building Materials & Components	1.2%
Business & Public Services	3.8%
Chemicals	1.5%
Construction & Housing	0.6%
Data Processing & Reproduction	0.6%
Electrical & Electronics	5.0%
Electronic Components, Instruments	1.4%
Energy Minerals	0.0%	*
Energy Sources	5.8%
Financial Services	2.3%
Food & Household Products	2.1%
Forest Products & Paper	0.5%
Gold Mines	0.0%	*
Health & Personal Care	6.7%
Industrial Components	1.7%
Insurance	5.6%
Leisure & Tourism	0.6%
Machinery & Engineering	0.8%
Merchandising	1.5%
Metals - Non Ferrous	0.6%
Metals - Steel	0.7%
Multi-Industry	0.8%
Real Estate	1.5%
Recreation, Other Consumer Goods	0.4%
Technology	0.0%	*
Telecommunications	7.7%
Transportation - Airlines	0.5%
Transportation - Road & Rail	1.8%
Transportation - Shipping	0.3%
Utilities - Electrical & Gas	2.5%
Wholesale & International Trade	1.3%

* Amount is less than 0.1%.

Note: The industry classifications are shown as a percentage of net assets ($23,424,602) at October 31, 2000.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Assets and Liabilities

October 31, 2000 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $22,579,750)		$21,387,000
Cash		429
Cash denominated in foreign currency (at identified cost $1,978,931)		1,950,932
Income receivable		49,536
Receivable for daily variation margin		110,366
Total assets		23,498,263

Liabilities:
Payable for investments purchased	$5,731
Net payable for foreign currency contracts purchased	33,693
Payable to adviser	14,015
Other accrued expenses	20,222
Total liabilities		73,661

Net Assets for 2,004,147 shares outstanding		$23,424,602
Net Assets Consist of:
Paid in capital		$24,409,627
Net unrealized depreciation of investments and translation of assets and liabilities in foreign currency transactions, futures contracts, and options		(1,260,089)
Accumulated net realized gain on investments and foreign currency transactions, futures contracts, and options		201,964
Undistributed net investment income		73,100
Total Net Assets		$23,424,602

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net Asset Value Per Share ($23,424,602 2,004,147 shares outstanding)		$11.69
Offering Price Per Share (100/96.00 of $11.69) (1)		$12.18
Redemption Proceeds Per Share		$11.69

(1) See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Operations

Six Months Ended October 31, 2000 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $23,118)			$382,514
Interest (net of interest expense of $18,024)			20,837
Total income			403,351

Expenses:
Investment adviser fee		$122,449
Administrative personnel and services fee		24,944
Custodian fees		17,954
Transfer and dividend disbursing agent fees and expenses		10,747
Trustees' fees		87
Auditing fees		7,915
Legal fees		1,520
Portfolio accounting fees		27,967
Share registration costs		6,720
Printing and postage		8,356
Insurance premiums		125
Miscellaneous		2,288
Total expenses		231,072

Waivers--
Waiver of investment adviser fee	$(36,719)
Waiver of administrative personnel and services fee	(13,112)
Total waivers		(49,831)

Net expenses			181,241
Net investment income			222,110
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency, Futures, and Options:
Net realized loss on investments and foreign currency transactions, futures contracts, and options			(158,030)
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency transactions, futures contracts, and options			(2,193,070)
Net realized and unrealized loss on investments and foreign currency transactions, futures contracts, and options			(2,351,100)
Change in net assets resulting from operations			$(2,128,990)

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 222,110	$149,645
Net realized gain (loss) on investments and foreign currency transactions ($(158,030) and $581,090, respectively, as computed for federal tax purposes)	(158,030)	798,061
Net change in unrealized appreciation (depreciation) of investments and translation of assets and liabilities in foreign currency and futures contracts	(2,193,070)	250,316
Change in net assets resulting from operations	(2,128,990)	1,198,022
Distributions to Shareholders--
Distributions from net investment income	--	(9,985)
Distributions from net realized gains on investments and foreign currency transactions	--	(1,612,030)
Change in net assets resulting from distributions to shareholders	--	(1,622,015)
Share Transactions--
Proceeds from sale of shares	2,727,026	8,197,507
Net asset value of shares issued to shareholders in payment of distributions declared	--	1,620,897
Cost of shares redeemed	(1,726,943)	(486,842)
Change in net assets resulting from share transactions	1,000,083	9,331,562
Change in net assets	(1,128,907)	8,907,569
Net Assets:
Beginning of period	24,553,509	15,645,940
End of period (including undistributed (distributions in excess of) net investment income of $73,100 and $(149,010), respectively)	$23,424,602	$24,553,509

See Notes which are an integral part of the Financial Statements

Independence One International Equity Fund
Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31, 2000		Year Ended April 30, 2000	Period Ended April 30, 1999 (1)
Net asset value, beginning of period	$12.77		$12.75	$10.00
Income from investment operations
Net investment income	0.09		0.10 (2)	0.01
Net realized and unrealized gain on investments, foreign currency transactions futures contracts, and options	(1.17)		1.06	2.92
Total from investment operations	(1.08)		1.16	2.93

Less distributions
Distributions from net investment income	--		(0.01)	(0.02)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		(1.13)	(0.16)
Total distributions	--		(1.14)	(0.18)

Net asset value, end of period	$11.69		$12.77	$12.75
Total return (3)	(8.46%)		8.63%	29.42%

Ratios to average net assets
Expenses	1.48	%(5)	1.54%	1.55	%(5)
Net investment income	1.82	%(5)	0.75%	0.07	%(5)
Expense waiver/reimbursement (4)	0.41	%(5)	0.61%	1.54	%(5)
Supplemental data
Net assets, end of period (000 omitted)	$23,425		$24,544	$15,646
Portfolio turnover	13%		34%	1%

(1) Reflects operations for the period from September 25, 1998 (date of initial public investment) to April 30, 1999.

(2) Based on average shares outstanding during the year.

(3) Based on net asset value.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(5) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Portfolio of Investments

October 31, 2000 (unaudited)

Principal Amount or Shares		Value
Government Agencies--37.8%
	Federal Farm Credit Bank--15.9%
$4,000,000	5.970%, 3/11/2005	$3,905,880
3,000,000	6.750%, 1/13/2003	3,014,760
	Total	6,920,640

	Federal Home Loan Bank--21.9%
3,000,000	6.350%, 6/28/2004	2,956,740
2,500,000	6.750%, 2/15/2002	2,509,125
4,000,000	7.200%, 6/14/2011	4,074,160
	Total	9,540,025

	Total Government Agencies (identified cost $16,455,493)	16,460,665

U.S. Treasury Obligations--59.5%
	U.S. Treasury Bonds--29.6%
7,000,000	6.500%, 11/15/2026	7,487,200
1,500,000	7.125%, 2/15/2023	1,705,800
3,000,000	8.125%, 8/15/2019	3,706,080
	Total	12,899,080

	U.S. Treasury Notes--29.9%
1,000,000	5.875%, 10/31/2001	996,080
4,000,000	6.000%, 8/15/2009	4,041,560
8,000,000	6.375%, 3/31/2001	7,996,880
	Total	13,034,520

	Total U.S. Treasury Obligations (identified cost $24,862,005)	25,933,600

Mutual Fund Shares--2.0%
881,000	Independence One Prime Money Market Fund (at net asset value)	881,000
	Total Investments (identified cost $42,198,498) (1)	$43,275,265

(1) The cost of investments for federal tax purposes amounts to $42,198,498. The net unrealized appreciation of investments on a federal tax basis amounts to $1,076,767 which is comprised of $1,238,588 appreciation and $161,821 depreciation at October 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($43,582,804) at October 31, 2000.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Assets and Liabilities

October 31, 2000 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $42,198,498)		$43,275,265
Income receivable		720,723
Total assets		43,995,988

Liabilities:
Income distribution payable	$403,912
Accrued expenses	9,272
Total liabilities		413,184

Net Assets for 4,255,981 shares outstanding		$43,582,804
Net Assets Consist of:
Paid in capital		$42,012,740
Net unrealized appreciation of investments		1,076,767
Accumulated net realized gain on investments		493,297
Total Net Assets		$43,582,804

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net Asset Value Per Share ($43,538,732 ÷ 4,251,677 shares outstanding)		$10.24
Offering Price Per Share (100/96.00 of $10.24) (1)		$10.67
Redemption Proceeds Per Share		$10.24
Class B Shares:
Net Asset Value Per Share ($44,072 4,304 shares outstanding)		$10.24
Offering Price Per Share		$10.24
Redemption Proceeds Per Share (95.00/100 of $10.24) (2)		$9.73

(1) See "What Do Shares Cost?" in the Prospectus.

(2) See "Contingent Deferred Sales Charge" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Operations

Six Months Ended October 31, 2000 (unaudited)

Investment Income:
Interest		$1,437,620
Expenses:
Investment adviser fee	$156,659
Administrative personnel and services fee	22,103
Custodian fees	8,134
Transfer and dividend disbursing agent fees and expenses	25,557
Trustees' fees	918
Auditing fees	7,007
Legal fees	1,941
Portfolio accounting fees	27,041
Distribution services fee--Class B Shares	109
Shareholder services fee--Class B Shares	36
Share registration costs	11,595
Printing and postage	6,243
Insurance premiums	304
Miscellaneous	490
Total expenses	268,137

Waivers--
Waiver of investment adviser fee	(111,900)
Net expenses		156,237
Net investment income		1,281,383
Realized and Unrealized Gain (Loss) on Investments:
Net change in unrealized appreciation of investments		911,425
Change in net assets resulting from operations		$2,192,808

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$1,281,383	$2,798,428
Net realized gain on investments ($0 and $638,394, respectively, as computed for federal tax purposes)	--	638,398
Net change in unrealized appreciation (depreciation)	911,425	(2,636,071)
Change in net assets resulting from operations	2,192,808	800,755
Distributions to Shareholders--
Distributions from net investment income
Class A Shares	(1,280,698)	(2,803,490)
Class B Shares	(685)	(92)
Distributions from net realized gains
Class A Shares	--	(152,812)
Change in net assets resulting from distributions to shareholders	(1,281,383)	(2,956,394)
Share Transactions--
Proceeds from sale of shares	2,447,306	6,702,875
Net asset value of shares issued to shareholders in payment of distributions declared	66,046	284,607
Cost of shares redeemed	(5,110,163)	(19,022,196)
Change in net assets resulting from share transactions	(2,596,811)	(12,034,714)
Change in net assets	(1,685,386)	(14,190,353)
Net Assets:
Beginning of period	45,268,190	59,458,543
End of period	$43,582,804	$45,268,190

See Notes which are an integral part of the Financial Statements

Independence One U.S. Government Securities Fund
Financial Highlights--Class A Shares

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31,		Year Ended April 30,
	2000		2000	1999	1998	1997	1996
Net asset value, beginning of period	$10.03		$10.41	$10.41	$ 9.98	$9.98	$9.79
Income from investment operations
Net investment income	0.29		0.55	0.56	0.58	0.59	0.59
Net realized and unrealized gain (loss) on investments	0.21		(0.35)	0.00 (1)	0.43	0.01	0.19
Total from investment operations	0.50		0.20	0.56	1.01	0.60	0.78

Less distributions
Distributions from net investment income	(0.29)		(0.55)	(0.56)	(0.58)	(0.59)	(0.59)
Distributions from net realized gain on investments	--		(0.03)	--	--	(0.01)	--
Total distributions	(0.29)		(0.58)	(0.56)	(0.58)	(0.60)	(0.59)

Net asset value, end of period	$10.24		$10.03	$10.41	$10.41	$9.98	$9.98
Total return (2)	5.07%		2.08%	5.41%	10.37%	6.15%	7.97%
Ratios to average net assets
Expenses	0.70	%(4)	0.69%	0.60%	0.61%	0.57%	0.40%
Net Investment Income	5.73	%(4)	5.44%	5.28%	5.67%	5.82%	5.85%
Expense waiver/reimbursement (3)	0.50	%(4)	0.40%	0.41%	0.45%	0.45%	0.66%
Supplemental data
Net assets, end of period (000 omitted)	$43,539		$45,255	$59,459	$70,867	$71,883	$72,291
Portfolio turnover	0%		28%	31%	28%	73%	104%

(1) Amount represents less than $0.01 per share.

(2) Based on net asset value.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(4) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Portfolio of Investments

October 31, 2000 (unaudited)

Principal Amount		Value
Corporate Bonds--43.1%
	Automotive--5.1%
$1,000,000	DaimlerChrysler AG, Unsecured Note, 7.400%, 1/20/2005	$1,005,440
2,000,000	Ford Motor Credit Co., Note, 6.750%, 8/15/2008	1,890,100
2,000,000	General Motors Acceptance Corp., Note, 6.100%, 6/1/2001	1,987,920
	Total	4,883,460

	Banking--6.3%
3,000,000	Bank One Corp., Note, 7.625%, 8/1/2005	3,033,840
1,000,000	Bank One Corp., Sub. Note, 8.740%, 9/15/2003	1,041,350
2,000,000	NationsBank Corp., Sr. Note, 7.000%, 9/15/2001	1,998,000
	Total	6,073,190

	Chemicals--3.1%
3,000,000	Du Pont (E.I.) de Nemours & Co., Note, 6.750%, 10/15/2004	2,984,880
	Commercial--4.1%
1,000,000	Associates Corp. of North America, Sr. Note, 6.260%, 2/15/2006	957,040
1,000,000	General Electric Capital Corp., Deb., 5.500%, 11/1/2001	989,050
2,000,000	General Electric Capital Corp., Note, 6.500%, 11/1/2006	1,966,240
	Total	3,912,330

	Entertainment--2.1%
2,000,000	Disney (Walt) Co., Sr. Note, Series B, 6.750%, 3/30/2006	1,989,860
	Financial Services--7.3%
1,000,000	Merrill Lynch & Co., Inc., Note, 6.800%, 11/3/2003	996,676
1,000,000	Merrill Lynch & Co., Inc., Note, 7.000%, 3/15/2006	992,780
3,000,000	Morgan Stanley, Dean Witter & Co., Sr. Note, Series C, 7.375%, 4/15/2003	3,030,750
2,000,000	Salomon Smith Barney Holdings, Inc., Note, 7.00%, 3/15/2004	1,996,720
	Total	7,016,926

	Food & Beverage--1.0%
1,000,000	Sara Lee Corp., MTN, 6.300%, 11/7/2005	986,800
	Industrial Services--1.1%
1,000,000	General Mills, Inc., MTN, 8.900%, 6/15/2006	1,076,800
	Office Equipment--2.7%
3,000,000	Xerox CapEurope PLC, Company Guarantee, 5.750%, 5/15/2002	2,583,750
	Pharmaceuticals--1.1%
1,000,000	Lilly (Eli) & Co., Unsecured. Note, 8.375%, 12/1/2006	1,069,540
Corporate Bonds--continued
	Retail Trade--5.1%
$1,000,000	Gap (The), Inc., Note, 6.900%, 9/15/2007	$926,910
4,000,000	Wal-Mart Stores, Inc., Unsecured. Note, 6.550%, 8/10/2004	3,978,240
	Total	4,905,150

	Telecommunications--4.1%
2,000,000	AT&T Corp., Note, 6.500%, 9/15/2002	1,979,960
1,000,000	AT&T Corp., Note, 7.500%, 6/1/2006	983,380
1,000,000	U.S. West Communications, Inc., Note, 6.625%, 9/15/2005	970,250
	Total	3,933,590

	Total Corporate Bonds (identified cost $42,465,445)	41,416,276

Government Agencies--24.9%
	Federal Farm Credit Bank--10.7%
3,335,000	6.400%, Bond, 10/28/2002	3,325,662
3,000,000	6.875%, Bond, 5/1/2002	3,015,990
1,000,000	5.150%, MTN, 1/7/2003	972,840
2,000,000	5.970%, MTN, 3/11/2005	1,952,940
1,000,000	6.300%, MTN, 8/8/2007	976,030
	Total	10,243,462

	Federal Home Loan Bank--14.2%
4,000,000	5.125%, Bond, 9/15/2003	3,861,080
2,000,000	5.530%, Bond, 1/15/2003	1,960,520
1,000,000	5.575%, Bond, 9/2/2003	976,210
4,000,000	6.028%, Bond, 5/7/2003	3,934,160
3,000,000	6.500%, Bond, 7/30/2004	2,969,970
	Total	13,701,940

	Total Government Agencies (identified cost $24,296,211)	23,945,402

U.S. Treasury Obligations--30.0%
	U.S. Treasury Bonds--3.3%
1,000,000	6.00%, 2/15/2026	1,002,750
2,000,000	10.75%, 5/15/2003	2,221,880
	Total	3,224,630

	U.S. Treasury Notes--26.7%
3,500,000	5.625%, 5/15/2008	3,453,555
4,000,000	5.875%, 10/31/2001	3,984,320
5,000,000	6.000%, 8/15/2009	5,051,950

Principal Amount or Shares		Value
U.S. Treasury Obligations--continued
	U.S. Treasury Notes--continued
$6,000,000	6.250%, 2/15/2007	$6,125,640
7,000,000	6.3750%, 8/15/2002	7,043,330
	Total	25,658,795

	Total U.S. Treasury Obligations (identified cost $29,374,999)	28,883,425

Mutual Fund Shares--2.3%
2,192,000	Independence One Prime Money Market Fund (at net asset value)	2,192,000
	Total Investments (identified cost $98,328,655) (1)	$96,437,103

(1) The cost of investments for federal tax purposes amounts to $98,328,655. The net unrealized depreciation of investments on a federal tax basis amounts to $1,891,552 which is comprised of $583,159 appreciation and $2,474,711 depreciation at October 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($96,160,175) at October 31, 2000.

The following acronym is used throughout this portfolio:

MTN--Medium Term Note

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Statement of Assets and Liabilities

October 31, 2000 (unaudited)

Assets:
Total investments in securities, at value (identified and tax cost $98,328,655)		$96,437,103
Income receivable		1,537,900
Total assets		97,975,003

Liabilities:
Payable for investments purchased	$1,263,613
Income distribution payable	511,075
Accrued expenses	40,140
Total liabilities		1,814,828

Net Assets for 9,941,423 shares outstanding		$96,160,175
Net Assets Consist of:
Paid in capital		$98,990,739
Net unrealized depreciation of investments		(1,891,552)
Accumulated net realized loss on investments		(935,255)
Distributions in excess of net investment income		(3,757)
Total Net Assets		$96,160,175

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Trust Shares:
$96,160,175 ÷ 9,941,423 shares outstanding		$9.67

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Statement of Operations

Six Months Ended October 31, 2000 (unaudited)

Investment Income:
Interest		$3,124,783
Expenses:
Investment adviser fee	$357,270
Administrative personnel and services fee	47,036
Custodian fees	9,910
Transfer and dividend disbursing agent fees and expenses	36,556
Trustees' fees	2,453
Auditing fees	6,971
Legal fees	2,459
Portfolio accounting fees	31,412
Share registration costs	16,322
Printing and postage	4,700
Insurance premiums	475
Miscellaneous	3,923
Total expenses	519,487

Waivers:
Waiver of investment adviser fee	(214,362)
Net expenses		305,125
Net investment income		2,819,658
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments		(143,314)
Net change in unrealized depreciation of investments		1,451,462
Net realized and unrealized gain on investments		1,308,148
Change in net assets resulting from operations		$4,127,806

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$2,819,658	$5,294,883
Net realized loss on investments ($(143,314) and $(507,863), respectively, as computed for federal tax purposes)	(143,314)	(791,940)
Net change in unrealized appreciation/depreciation of investments	1,451,462	(3,157,085)
Change in net assets resulting from operations	4,127,806	1,345,858
Distributions to Shareholders--
Distributions from net investment income
Trust Shares	(2,819,807)	(5,313,011)
Distributions from net realized gains
Trust Shares	--	(52,281)
Change in net assets resulting from distributions to shareholders	(2,819,807)	(5,365,292)
Share Transactions--
Proceeds from sale of shares	4,301,887	14,511,464
Net asset value of shares issued to shareholders in payment of distributions declared	1,946,033	4,544,680
Cost of shares redeemed	(4,598,066)	(8,753,986)
Change in net assets resulting from share transactions	1,649,854	10,302,158
Change in net assets	2,957,853	6,282,724
Net Assets:
Beginning of period	93,202,322	86,919,598
End of period (including distributions in excess of net investment income of $(3,757) and $(3,608), respectively)	$96,160,175	$93,202,322

See Notes which are an integral part of the Financial Statements

Independence One Fixed Income Fund
Financial Highlights--Trust Shares

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31,		Year Ended April 30,
	2000		2000	1999	1998	1997		1996 (1)
Net asset value, beginning of period	$ 9.54		$ 9.99	$10.03	$ 9.80	$ 9.82		$10.00
Income from investment operations
Net investment income	0.28		0.57	0.58	0.59	0.57		0.30
Net realized and unrealized gain (loss) on investments	0.13		(0.44)	(0.03)	0.23	(0.02)		(0.18)
Total from investment operations	0.41		0.13	0.55	0.82	0.55		0.12

Less distributions
Distributions from net investment income	(0.28)		(0.57)	(0.58)	(0.59)	(0.57)		(0.30)
Distributions from net realized gain on investments	--		(0.01)	(0.01)	--	(0.00	)(2)	--
Total distributions	(0.28)		(0.58)	(0.59)	(0.59)	(0.57)		(0.30)

Net asset value, end of period	$ 9.67		$ 9.54	$ 9.99	$10.03	$ 9.80		$ 9.82
Total return (3)	4.39%		1.40%	5.60%	8.56%	5.79%		1.15%

Ratios to average net assets
Expenses	0.64	%(5)	0.57%	0.57%	0.56%	0.55%		0.54	%(5)
Net investment income	5.92	%(5)	5.93%	5.85%	5.92%	5.83%		5.73	%(5)
Expense waiver/reimbursement (4)	0.45	%(5)	0.45%	0.46%	0.50%	0.50%		0.61	%(5)
Supplemental data
Net assets, end of period (000 omitted)	$96,160		$93,202	$86,920	$80,342	$70,884		$62,256
Portfolio turnover	13%		27%	20%	21%	23%		4%

(1) Reflects operations for the period from October 23, 1995 (date of initial public investment) to April 30, 1996.

(2) Distributions from net realized gain on investments was less than one cent per share.

(3) Based on net asset value.

(4) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(5) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Mutual Funds
Combined Notes to Financial Statements

October 31, 2000 (unaudited)

(1) Organization

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of eight portfolios. The financial statements of the following diversified portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

Portfolio Name	Investment Objective
Independence One Equity Plus Fund ("Equity Plus Fund")	To provide total return.
Independence One Small Cap Fund ("Small Cap Fund")	To provide total return.
Independence One International Equity Fund ("International Equity Fund")	To provide total return.
Independence One U.S. Government Securities Fund ("U.S. Government Securities Fund")	To seek high current income.
Independence One Fixed Income Fund ("Fixed Income Fund")	To seek total return.

Effective May 1, 2000, Equity Plus Fund commenced offering Class A Shares in addition to the existing Trust Shares and Class B Shares. Also effective May 1, 2000, Fixed Income Fund commenced offering Class A Shares and Class B Shares in addition to the existing Trust Shares. Effective June 30, 2000, Small Cap Fund, International Equity Fund and U.S. Government Securities Fund redesignated Class Y Shares as Class A Shares.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation-- U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange, and in the absence of recorded sales for listed equity securities, at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. With respect to valuation of foreign securities, trading on foreign exchanges may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, eastern time, on the day the value of the foreign security is determined. Investment gains and losses are determined on the identified cost basis.

Repurchase Agreements-- It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions-- Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Equity Plus Fund, and U.S. Government Securities Fund offer multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of their respective Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes-- It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

At April 30, 2000, Fixed Income Fund, for federal tax purposes, had a capital loss carryforward of $507,863, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. This capital loss carryforward will expire April 30, 2008.

Additionally, net capital losses for Fixed Income Fund of $284,077 were attributable to security transactions incurred after October 31, 1999. These losses are treated as arising on May 1, 2000, the first day of the Fund's next taxable year.

Net currency losses for International Equity Fund of $145,639 were attributed to currency transactions incurred after October 31, 1999. These losses are treated as arising on May 1, 2000, the first day of the International Equity Fund's next taxable year.

Additionally, net capital losses for Small Cap Fund of $383,972 were attributable to security transactions incurred after October 31, 1999. These losses are treated as arising on May 1, 2000, the first day of the Small Cap Fund's next taxable year.

When-Issued and Delayed Delivery Transactions-- The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts-- The International Equity Fund may purchase and sell financial futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the International Equity Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities as an initial margin deposit. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the International Equity Fund receives from or pays to the counterparty a specified amount of cash "variation margin" equal to the daily change in the value of the futures contract, When a contract is closed, the International Equity Fund recognizes a realized gain or loss. For the period ended October 31, 2000, the International Equity Fund had a realized loss of $397,012 on futures contracts. At October 31, 2000, the International Equity Fund had outstanding future contracts as set forth below:

Expiration Date	Contracts to Deliver/Receive	Position	Notional Value	Unrealized Appreciation (Depreciation)
Dec 2000	2 All Ords Index Futures	Long	$ 164,000	$ (1,844)
Dec 2000	7 FTSE 100 Index Futures	Long	454,300	(29,383)
Dec 2000	3 Nikkei 225 Index Futures	Long	21,765,000	(25,266)
Dec 2000	34 DJ Euro Stoxx 50 Index Futures	Long	1,737,740	52,557
Net Unrealized Depreciation on Futures Contracts				$ (3,936)

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

Written Options Contracts-- The International Equity Fund may write option contracts. A written option obligates a fund to deliver a call, or to receive a put, the contract amount upon exercise by the holder of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the period ended October 31, 2000, the International Equity Fund had a realized gain of $16,575 on written options.

The following is a summary of the International Equity Fund's written option activity:

Contract	Number of Contracts	Premium
Outstanding at 4/30/00	2	7,517
Options written	78	15,916
Options expired	(78)	(15,916)
Options closed	(2)	(7,517)
Outstanding at 10/31/00	--	--

Forward Foreign Currency Exchange Contracts-- The International Equity Fund may enter into forward foreign currency exchange contracts to facilitate settlement transactions in foreign securities and to manage its foreign currency exposure. Purchase contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the International Equity Fund as an unrealized gain or loss. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At October 31, 2000, the International Equity Fund had outstanding forward foreign currency exchange contracts as set forth below:

Settlement Date	Contracts to Receive	In Exchange For	Contracts at Value	Unrealized (Depreciation)
Contracts Purchased:
11/24/00	607,735 Euro Dollars	$550,000	$516,307	($33,693)

Foreign Currency Translation -- The accounting records of the International Equity Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates-- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other-- Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Equity Plus Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Trust Shares
Shares sold	1,508,594	$37,823,462	2,368,260	$55,972,903
Shares issued to shareholders in payment of distributions declared	23,890	605,139	281,156	6,864,274
Shares redeemed	(760,087)	(19,036,655)	(3,080,476)	(73,376,563)
Net change resulting from Trust Share transactions	772,397	$19,391,946	(431,060)	$(10,539,386)

	Equity Plus Fund
	Period Ended October 31, 2000 (1)		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Class A Shares
Shares sold	23,606	$590,372	--	--
Shares issued to shareholders in payment of distributions declared	18	441	--	--
Shares redeemed	(1)	(25)	--	--
Net change resulting from Class A Share transactions	23,623	$590,788	--	--

(1) Reflects operations for the period from May 23, 2000 (date of initial public investment) to October 31, 2000

.

	Equity Plus Fund
	Six Months Ended October 31, 2000		Period Ended April 30, 2000 (2)
	Shares	Dollars	Shares	Dollars
Class B Shares
Shares sold	113,508	$2,810,053	109,668	$2,699,592
Shares issued to shareholders in payment of distributions declared	--	--	57	1,399
Shares redeemed	(2,331)	(55,586)	(132)	(3,256)
Net change resulting from Class B Share transactions	111,177	$2,754,467	109,593	$2,697,735
Net change resulting from share transactions	907,197	$22,737,201	(321,467)	$(7,841,651)

(2) Reflects operations for the period from October 20, 1999 (date of initial public investment) to April 30, 2000.

	Small Cap Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Shares sold	317,740	$3,414,401	728,719	$7,186,786
Shares issued to shareholders in payment of distributions declared	--	--	193,949	1,850,271
Shares redeemed	(282,333)	(2,990,149)	(313,697)	(3,148,808)
Net change resulting from share transactions	35,407	$424,252	608,971	$5,888,249

	International Equity Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Shares sold	224,589	$2,727,026	611,592	$8,197,507
Shares issued to shareholders in payment of distributions declared	--	--	120,602	1,620,897
Shares redeemed	(143,189)	(1,726,943)	(36,673)	(486,842)
Net change resulting from share transactions	81,400	$1,000,083	695,521	$9,331,562

	U.S. Government Securities Fund
	Six Months Ended October 31, 2000		Year Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Class A Shares
Shares sold	238,343	$2,415,652	667,940	$6,689,655
Shares issued to shareholders in payment of distributions declared	6,481	65,629	28,451	284,526
Shares redeemed	(504,963)	(5,108,559)	(1,894,554)	(19,022,096)
Net change resulting from Trust Share transactions	(260,139)	$(2,627,278)	(1,198,163)	$(12,047,915)

	U.S. Government Securities Fund
	Six Months Ended October 31, 2000		Period Ended April 30, 2000 (3)
	Shares	Dollars	Shares	Dollars
Class B Shares
Shares sold	3,101	$31,654	1,322	$13,220
Shares issued to shareholders in payment of distributions declared	41	417	8	81
Shares redeemed	(158)	(1,604)	(10)	(100)
Net change resulting from Class B Share transactions	2,984	$30,467	1,320	$13,201
Net change resulting from share transactions	(257,155)	$(2,596,811)	(1,196,843)	$(12,034,714)

(3) Reflects operations for the period from March 8, 2000 (date of initial public investment) to April 30, 2000.

	Fixed Income Fund
	Six Months Ended October 31, 2000		Period Ended April 30, 2000
	Shares	Dollars	Shares	Dollars
Trust Shares
Shares sold	445,810	$4,301,887	1,501,099	$14,511,464
Shares issued to shareholders in payment of distributions declared	202,252	1,946,033	470,086	4,544,680
Shares redeemed	(477,667)	(4,598,066)	(904,634)	(8,753,986)
Net change resulting from share transactions	170,395	$1,649,854	1,066,551	$10,302,158

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee-- Michigan National Bank, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to a percentage of each Fund's average daily net assets as follows:

Fund Name	Investment Adviser Fee Percentage
Equity Plus Fund	0.40%
Small Cap Fund	0.50%
International Equity Fund	1.00%
U.S. Government Securities Fund	0.70%
Fixed Income Fund	0.75%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a sub-adviser agreement between the Adviser and Sosnoff Sheridan Weiser Corporation (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to the .035% and 0.05% of the Equity Plus Fund's and Small Cap Fund's average daily net assets, respectively. Under the terms of a similar sub-adviser agreement between the Adviser and National Australia Asset Management Ltd. (the "Sub-Adviser"), the Sub-Adviser is entitled to receive an annual fee from the Adviser equal to 0.30% of the International Equity Fund's average daily net assets.

The Sub-Advisers may elect to waive some or all of their fees.

Administrative Fee-- Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

Distribution Services Fee-- The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds to finance activities intended to result in the sale of Fund's Class A Shares and Class B Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

Percentage of Average Daily Net Assets of Class
Equity Plus Fund
Class A	0.25%
Class B	0.75%
U.S. Government Securities Fund
Class B	0.75%

The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee-- Under the terms of a Shareholder Services Agreement with Michigan National Bank, Equity Plus Fund and U.S. Government Securities Fund will pay Michigan National Bank up to 0.25% of average daily net assets of the Class B Shares for the period. The fee paid to Michigan National Bank is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses-- Federated Services Company ("FServ") through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees-- FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Organizational Expenses-- Organizational expenses for Fixed Income Fund were borne initially by Federated Administrative Services ("FAS"). Fixed Income Fund has reimbursed FAS for these expenses. These expenses have been deferred and are being amortized over the five year period following the Fund's effective date.

Portfolio Name	Organizational Expenses	Organizational Expenses Amortization for the Period Ended October 31, 2000
Fixed Income Fund	$ 21,477	$1,479

Custodian Fees-- Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions-- During the period ended October 31, 2000, the Funds engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions compiled with Rule 17a-7 under the Act. Interfund transactions were as follows:

Fund Name	Purchases	Sales
Equity Plus Fund	$5,839,000	$1,970,000
Small Cap Fund	1,768,000	284,000
International Equity Fund	2,029,672	905,672
U.S. Government Securities Fund	1,167,000	286,000
Fixed Income Fund	2,248,000	56,000

General-- Certain of the Officers of the Trust are Officers and/or Directors or Trustees of the above companies.

(5) Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period ended October 31, 2000, were as follows:

Fund	Purchases	Sales
Equity Plus Fund	$55,938,328	$27,584,131
Small Cap Fund	11,941,591	12,682,169
International Equity Fund	5,604,448	2,666,801
U.S. Government Securities Fund	2,507,550	--
Fixed Income Fund	15,503,481	11,525,384

(6) Concentration of Credit Risk

The International Equity Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

Trustees

Robert E. Baker

Harold Berry

Nathan Forbes

Harry J. Nederlander

Thomas S. Wilson

Officers

Edward C. Gonzales
President

Jeffrey W. Sterling
Vice President and Assistant Treasurer

Richard J. Thomas
Treasurer

C. Grant Anderson
Secretary

Timothy S. Johnson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Independence One Fixed Income Fund

Independence One(R)

Mutual Funds
(Distributed by Federated Securities Corp.)

Semi-Annual Report

October 31, 2000

Independence One
Equity Plus Fund
Trust Shares
Independence One
Small Cap Fund
Class A Shares
Independence One
International Equity Fund
Class A Shares
Independence One
U.S. Government Securities Fund
Class A Shares
Independence One
Fixed Income Fund
Trust Shares

800-334-2292

www.MichiganNational.com

Investment Company Act File No: 811-5752
Cusip 453777872
Cusip 453777831
Cusip 453777849
Cusip 453777807
Cusip 453777864
G01889-05 (12/00)

[Graphic Representation Omitted--See Appendix]

[Graphic Representation Omitted--See Appendix]

[Graphic Representation Omitted--See Appendix]

Semi-Annual Report

Independence One(R)

Mutual Funds

[Graphic Representation Omitted--See Appendix]

Independence One(R) Mutual Funds offer eight portfolios, including three equity funds, two bond funds and three money market funds. This Semi-Annual Report relates to the three money market funds:

Independence One
Prime Money Market Fund
Class K Shares
Class Y Shares

Independence One
U.S. Treasury Money Market Fund
Class K Shares

Independence One
Michigan Municipal Cash Fund
Class K Shares

October 31, 2000

[Graphic Representation Omitted--See Appendix]

For more complete information about any of the Independence One/R/ Mutual Funds, please call 800-334-2292 for a prospectus, which should be read carefully before investing.

President's Message

Dear Investor:

I am pleased to present the Semi-Annual Report of the Independence One Money Market Funds, which covers the six-month period from May 1, 2000 through October 31, 2000. This report contains complete financial information for each fund--beginning with a discussion with the portfolio manager, followed by a complete listing of investments and financial statements.

Each fund is a convenient, stable way to put your ready cash to work every day pursing competitive money market income.1 Fund-by-fund highlights for the six-month reporting period are below.

Independence One Prime Money Market Fund, a high-quality portfolio of money market securities, paid dividends of $0.03 per share for Class K Shares and $0.03 per share for Class Y Shares over the reporting period. Net assets in the fund reached $736.6 million at the end of the reporting period.

Independence One U.S. Treasury Money Market Fund, a portfolio of U.S. Treasury money market securities, paid a total of $0.03 per share in dividends over the reporting period for Class K Shares. Net assets in the fund totaled $243.6 million at reporting period end.

Independence One Michigan Municipal Cash Fund, a high-quality portfolio of Michigan municipal money market securities, paid a total of $0.02 per share in double tax-free dividends over the reporting period for Class K Shares.2 Net assets in the fund totaled $108.5 million on the last day of the reporting period.

Than you for keeping your cash working every day through one or more of the Independence One Money Market Funds.

Sincerely,

/s/Edward C. Gonzales

Edward C. Gonzales
President
December 15, 2000

1 An investment in the funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

2 Income may be subject to the federal alternative minimum tax.

Investment Review

Question: What are your comments on the economy and rate environment during the six-month reporting period?

Answer: Evidence that the Federal Reserve Board's (the "Fed") tight monetary policy is having the desired effect of slowing the economic growth rate benefited the short-term bond market during the past six months. The six interest rate increases dating back to last June have tempered the booming housing market, and the production of durable goods such as motor vehicles have begun to taper. Investors have also been encouraged by recent consumer price data. Although a spike in gasoline prices has been well documented, outside of the energy sector the rate of inflation has continued to be well behaved.

Question: In this environment, how did the Independence One Money Market Funds perform for shareholders in terms of income and 7-day net yield during the six-month reporting period ended October 31, 2000? And what was the average maturity of each Fund?

Answer: Independence One Prime Money Market Fund

Independence One Prime Money Market Fund earned a total return of 3.04% for Class K Shares and 3.17% for Class Y Shares during the six-month reporting period ended October 31, 2000. The 7-day net yield for the Class K Shares ended the reporting period on October 31, 2000 at 6.12%. The 7-day net yield for the Class Y Shares ended the reporting period on October 31, 2000 at 6.37%. The average maturity of the Fund as of October 31, 2000 was 52 days.1

Independence One U.S. Treasury Money Market Fund

Independence One U.S. Treasury Money Market Fund earned a total return of 2.91% during the six-month reporting period ended October 31, 2000. The 7-day net yield for the Fund ended the reporting period on October 31, 2000 at 5.83%. The average maturity of the Fund as of October 31, 2000 was 43 days.1

Independence One Michigan Municipal Cash Fund

Independence One Michigan Municipal Cash Fund earned a total return of 1.91% during the six-month reporting period ended October 31, 2000. The 7-day net yield for the Fund ended the reporting period on October 31, 2000 at 3.76%. The average maturity of the Fund as of October 31, 2000 was 18 days.1

1 Past performance is no guarantee of future results. Yields will vary. Yields quoted for money market funds most closely reflect the Funds' current earnings.

Question: As we reach the close of the year, a slowing economy seems to have put the Fed on the sidelines. What is your outlook for short-term interest rates as we approach the close of the year?

Answer: With the unemployment rate hovering at a 30-year low of 3.9%, a reduction in official interest rates by the Fed does not appear imminent. Indeed, the Fed has maintained a tightening bias since its last rate hike on May 16th, insisting that the risks to the economy are still skewed towards heightened inflation pressures as opposed to a recession. However, the most recently released Federal Open Market Committee meeting minutes noted that a "softening in business and household demand and tightening conditions in financial markets over recent months suggest that the economy could expand for a time at a pace below the productivity-enhanced rate of growth of its potential to produce." Many market analysts believe that this text is laying the foundation for the Fed to formally switch its policy stance to neutral in the near future. While we concur with this assessment, we think that any actual lowering of rates by the Fed will not take place before next spring.

Independence One Prime Money Market Fund
Portfolio of Investments

October 31, 2000 (unaudited)

Principal Amount		Value
Certificates Of Deposit--14.3%
	Finance--14.3%
$15,000,000	Abbey National Bank (denominated in U.S. dollars), 6.650%, 10/25/2001	$15,000,049
10,000,000	Abbey National Treasury Services, PLC MTN (denominated in U.S. dollars), 6.530%, 11/24/2000	9,995,096
15,000,000	Bayerische Hypotheken-Und Wechsel-Bank Ag (denominated in U.S. dollars), 6.640%, 11/1/2000	15,000,000
15,000,000	Comerica, Inc., 7.090%, 6/21/2001	14,997,295
15,000,000	Deutsche Bank AG, 6.560%, 11/22/2000	15,000,086
15,000,000	Lloyds TSB Bank, 6.600%, 11/15/2000	15,000,086
10,000,000	Rabobank Nederland, Utrecht (denominated in U.S. dollars), 6.750%, 11/20/2000	10,000,103
10,000,000	Toronto Dominion Bank, 6.590%, 12/22/2000	10,000,277

	Total Certificates of Deposit	104,992,992

Commercial Paper (1)--76.5%
	Consumer Durables--9.5%
30,000,000	(2) Corporate Recievables Corp., 6.490%, 11/9/2000 - 12/11/2000	29,899,044
20,000,000	Fleet Funding Corp., 6.540%, 1/12/2001	19,738,400
20,000,000	Receivables Capital Corp., 6.500%, 12/5/2000	19,877,222

	Total	69,514,666

	Finance--29.7%
20,000,000	Asset Portfolio Funding, 6.480%, 12/18/2000	19,830,800
15,000,000	Atlantis One Funding Corp., 6.540%, 11/16/2000	14,959,125
30,000,000	BCI Funding Corp., 6.480% - 6.520%, 11/6/2000 - 1/5/2001	29,809,917
15,812,000	(2) Delaware Funding Corp., 6.480% - 6.500%, 11/14/2000 - 12/8/2000	15,750,501
20,000,000	Enterprise Capital Funding Corp., 6.490%, 2/15/2001	19,617,811
20,000,000	Ford Motor Credit Co., 6.500%, 1/17/2001	19,721,945
20,000,000	Four Winds Funding Corp., 6.570%, 1/19/2001	19,711,650
30,000,000	Grand Funding Corp., 6.480% - 6.590%, 11/29/2000 - 1/5/2001	29,745,921
15,000,000	Halifax PLC (denominated in U.S. dollars), 6.450%, 11/3/2000	14,994,625
15,000,000	Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris), 6.520%, 1/4/2001	14,826,133
20,000,000	Windmill Funding, 6.480%, 11/10/2000	19,967,600

	Total	218,936,028

	Miscellaneous--4.7%
35,000,000	Asset Securitization Cooperative Corp., 6.470% - 6.550%, 11/29/2000 - 1/25/2001	34,627,072

	Retail Trade--2.0%
15,000,000	Gap (The), Inc., 6.760%, 9/21/2001	15,000,000

	Securities Services--22.7%
15,000,000	AESOP Funding Corp., 6.510%, 12/1/2000	14,918,625
30,000,000	Bank of America, NA, Charlotte, NC, 6.560% - 6.640%, 12/20/2000 - 2/1/2001	30,000,000
30,000,000	BellSouth Capital Funding Corp., 6.470% - 6.500%, 1/12/2001 - 2/9/2001	29,535,417
15,000,000	Edison Asset Securitization LLC, 6.530%, 11/6/2000	14,986,396
33,250,000	Fountain Square Commercial Funding Corp., (Fifth Third Bank, Cincinnati Support Agreement), 6.500% - 6.550%, 12/14/2000 - 1/16/2001	32,925,617
20,500,000	General Electric Capital Corp., 6.510%, 1/18/2001 - 1/24/2001	20,204,880
15,000,000	Goldman Sachs Group, Inc., 6.530%, 11/14/2000	14,964,629
10,000,000	Transamerica Finance Corp., 6.480%, 12/12/2000	9,926,200

	Total	167,461,764

	Transportation--3.6%
26,868,000	Kitty Hawk Funding Corp., 6.510% - 6.530%, 12/12/2000 - 1/16/2001	26,541,369

	Utilities--4.3%
32,300,000	AT&T Capital Corp., 6.460% - 6.520%, 12/13/2000 - 1/29/2001	31,842,010

	Total Commercial Paper	563,922,909
Repurchase Agreements (3)--9.4%
13,000,000	Banc One Capital Markets, 6.500%, dated 10/31/2000, due 11/1/2000	13,000,000
56,538,000	Bank of America Securities, Inc., 6.510%, dated 10/31/2000, due 11/1/2000	56,538,000

	Total Repurchase Agreements	69,538,000

	Total Investments (at amortized cost)(4)	$738,453,901

(1) Each issue shows the rate of discount at the time of purchase.

(2) Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid by criteria approved by the fund's Board of Trustees. At October 31, 2000, these securities amounted to $45,649,545 which represents 6.2% of net assets.

(3) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(4) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($736,561,184) at October 31, 2000.

The following acronym is used throughout this portfolio:

MTN--Medium Term Note

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Statement of Assets and Liabilities

October 31, 2000 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$738,453,901
Cash		315,499
Income receivable		2,140,875

Total assets		740,910,275
Liabilities:
Income distribution payable	$4,037,347
Payable to adviser	187,780
Other accrued expenses	123,964

Total liabilities		4,349,091

Net Assets for 736,561,184 shares outstanding		$736,561,184

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class K Shares:
$549,910,015 549,910,015 shares outstanding		$1.00

Class Y Shares:
$186,651,169 186,651,169 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Statement of Operations

Six Months Ended October 31, 2000 (unaudited)

Investment Income:
Interest		$23,420,342
Expenses:
Investment adviser fee	$1,425,009
Administrative personnel and services fee	351,555
Custodian fees	41,358
Transfer and dividend disbursing agent fees and expenses	72,530
Trustees' fees	13,756
Auditing fees	9,031
Legal fees	2,168
Portfolio accounting fees	57,700
Shareholder services fee--Class K Shares	660,838
Share registration costs	26,564
Printing and postage	7,110
Insurance premiums	1,596
Miscellaneous	3,919

Total expenses	2,673,134
Waivers:
Waiver of investment adviser fee	(890,631)

Net expenses		1,782,503

Net investment income		$21,637,839

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Statement of Changes in Net Assets
	Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$21,637,839	$35,063,452

Distributions to Shareholders--
Distributions from net investment income
Class K Shares	(15,890,041)	(25,094,907)
Class Y Shares	(5,747,798)	(9,968,545)

Change in net assets resulting from distributions to shareholders	(21,637,839)	(35,063,452)

Share Transactions--
Proceeds from sale of shares	3,162,199,000	5,997,072,444
Net asset value of shares issued to shareholders in payment of distributions declared	12,283,095	23,079,968
Cost of shares redeemed	(3,046,373,103)	(6,045,273,806)

Change in net assets resulting from share transactions	128,108,992	(25,121,394)

Change in net assets	128,108,992	(25,121,394)
Net Assets:
Beginning of period	608,452,192	633,573,586

End of period	$736,561,184	$608,452,192

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Financial Highlights--Class K Shares

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31,		Year Ended April 30,
	2000		2000	1999	1998	1997	1996
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.03		0.05	0.05	0.05	0.05	0.05
Less distributions
Distributions from net investment income	(0.03)		(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (1)	3.04%		5.09%	4.88%	5.20%	4.94%	5.33%

Ratios to average net assets
Expenses	0.56	%(3)	0.56%	0.56%	0.59%	0.60%	0.61%
Net investment income	6.01	%(3)	4.97%	4.77%	5.07%	4.83%	5.19%
Expense waiver/reimbursement (2)	0.25	%(3)	0.25%	0.25%	0.25%	0.25%	0.25%
Supplemental data
Net assets, end of period (000 omitted)	$549,910		$457,666	$442,201	$389,522	$337,836	$310,991

(1) Based on net asset value.

(2) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(3) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Prime Money Market Fund
Financial Highlights--Class Y Shares

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31,		Year Ended April 30,
	2000		2000	1999	1998	1997	1996(1)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.03		0.05	0.05	0.05	0.05	0.05
Less distributions
Distributions from net investment income	(0.03)		(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (2)	3.17%		5.35%	5.14%	5.46%	5.20%	5.07%
Ratios to average net assets
Expenses	0.31	%(4)	0.31%	0.31%	0.34%	0.35%	0.36	%(4)
Net investment income	6.26	%(4)	5.15%	5.02%	5.31%	5.06%	5.34	%(4)
Expense waiver/reimbursement (3)	0.25	%(4)	0.25%	0.25%	0.25%	0.25%	0.25	%(4)
Supplemental data
Net assets, end of period (000 omitted)	$186,651		$150,786	$191,373	$81,723	$71,168	$85,780

(1) Reflects operations for the period from May 1, 1995 (date of initial public investment) to April 30, 1996.

(2) Based on net asset value.

(3) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(4) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Portfolio of Investments

October 31, 2000 (unaudited)

Principal Amount		Value
U.S. Treasury Obligations--53.2%
	U.S. Treasury Notes--53.2%
$20,000,000	4.500%, 1/31/2001	$19,894,213
55,000,000	4.625% - 5.500%, 12/31/2000	54,861,767
20,000,000	4.625% - 5.625%, 11/30/2000	19,983,206
20,000,000	5.250%, 5/31/2001	19,886,501
15,000,000	5.750%, 11/15/2000	14,996,780

	Total U.S. Treasury Obligations	129,622,467

Repurchase Agreements (1)--46.3%
52,000,000	Banc One Capital Markets, 6.500%, dated 10/31/2000, due 11/1/2000	52,000,000
10,901,000	Bank of America Securities, Inc., 6.510%, dated 10/31/2000, due 11/1/2000	10,901,000
50,000,000	Goldman Sachs Group, LP, 6.530%, dated 10/31/2000, due 11/1/2000	50,000,000

	Total Repurchase Agreements	112,901,000

	Total Investments (at amortized cost)(2)	$242,523,467

(1) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

(2) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($243,596,780) at October 31, 2000.

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Statement of Assets and Liabilities

October 31, 2000 (unaudited)

Assets:
Investments in repurchase agreements	$112,901,000
Investments in securities	129,622,467

Total investments in securities, at amortized cost and value		$242,523,467
Income receivable		2,450,242

Total assets		244,973,709
Liabilities:
Income distribution payable	1,248,127
Payable to adviser	67,233
Other accrued expenses	61,569

Total liabilities		1,376,929

Net Assets for 243,596,780 shares outstanding		$243,596,780

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$243,596,780 243,596,780 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Statement of Operations

Six Months Ended October 31, 2000 (unaudited)

Investment Income:
Interest		$7,183,636
Expenses:
Investment adviser fee	$454,282
Administrative personnel and services fee	112,110
Custodian fees	27,234
Transfer and dividend disbursing agent fees and expenses	10,221
Trustees' fees	3,753
Auditing fees	6,905
Legal fees	1,851
Portfolio accounting fees	28,092
Share registration costs	6,880
Printing and postage	5,460
Insurance premiums	681
Miscellaneous	1,026

Total expenses		658,495

Net investment income		$6,525,141

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Statement of Changes in Net Assets
	Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$6,525,141	$10,115,955

Distributions to Shareholders--
Distributions from net investment income	(6,525,141)	(10,115,955)

Share Transactions--
Proceeds from sale of shares	1,142,839,910	2,360,844,785
Net asset value of shares issued to shareholders in payment of distributions declared	3,266,406	6,787,187
Cost of shares redeemed	(1,119,764,010)	(2,344,326,524)

Change in net assets resulting from share transactions	26,342,306	23,305,448

Change in net assets	26,342,306	23,305,448
Net Assets:
Beginning of period	217,254,474	193,949,026

End of period	$243,596,780	$217,254,474

See Notes which are an integral part of the Financial Statements

Independence One U.S. Treasury Money Market Fund
Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31,		Year Ended April 30,
	2000		2000	1999	1998	1997	1996
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.03		0.05	0.05	0.05	0.05	0.05
Less distributions
Distributions from net investment income	(0.03)		(0.05)	(0.05)	(0.05)	(0.05)	(0.05)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (1)	2.91%		4.67%	4.62%	5.03%	4.86%	5.28%
Ratios to average net assets
Expenses	0.58	%(2)	0.60%	0.59%	0.59%	0.59%	0.60%
Net investment income	5.75	%(2)	4.59%	4.54%	4.92%	4.75%	5.14%
Supplemental data
Net assets, end of period (000 omitted)	$243,597		$217,254	$193,949	$320,568	$245,289	$297,233

(1) Based on net asset value.

(2) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Portfolio of Investments

October 31, 2000 (unaudited)

Principal Amount or Shares		Credit Rating* S&P/Moody's	Value
Short-Term Municipals (1)--97.9%
	Michigan--97.9%
$1,000,000	Bay City, MI Electric Utility, Revenue Bond, 6.60% Bonds (AMBAC INS), 1/1/2001 (callable@102)	AAA / Aaa	$1,008,071
5,600,000	Bruce Township, MI Hospital Finance Authority, Tender Securities Weekly VRDNs (Sisters of Charity Health Care System)/(MBIA INS)/(Morgan Guaranty Trust Co., New York LIQ)	A-1+ / VMIG1	5,600,000
1,000,000	Cornell, MI EDC, Industrial Development Refunding Revenue Bonds (Series 1990), 4.25% CP (Mead-Escanaba Paper Co. Project)/(Credit Suisse First Boston LOC), Mandatory Tender 2/5/2001	A-1+ / NR	1,000,000
2,900,000	Dearborn, MI EDC, Revenue Bonds Weekly VRDNs (Henry Ford Village)/(Comerica Bank LOC)	NR	2,900,000
3,400,000	Delta County, MI EDC, Environmental Improvement Refunding Revenue Bonds (Series 1985 A), 3.95% CP (Mead-Escanaba Paper Co. Project), Mandatory Tender 12/5/2000	NR / P-1	3,400,000
2,300,000	Delta County, MI EDC, Environmental Improvement Refunding Revenue Bonds (Series 1985 A), 4.10% CP (Mead-Escanaba Paper Co. Project), Mandatory Tender 11/6/2000	NR / P-1	2,300,000
2,200,000	Delta County, MI EDC, Environmental Improvement Refunding Revenue Bonds (Series 1985 B), 4.10% CP (Mead-Escanaba Paper Co. Project)/(Union Bank of Switzerland, Zurich LOC), Mandatory Tender 11/2/2000	NR / P-1	2,200,000
2,100,000	Delta County, MI EDC, Environmental Improvement Refunding Revenue Bonds (Series 1985 B), 4.15% CP (Mead-Escanaba Paper Co. Project)/(Union Bank of Switzerland, Zurich LOC), Mandatory Tender 11/9/2000	NR / P-1	2,100,000
2,900,000	Detroit, MI Sewage Disposal System Weekly VRDNs (MBIA INS)	A-1+ / VMIG1	2,900,000
1,400,000	Detroit, MI Sewage Disposal System, (Series B) Weekly VRDNs (MBIA INS)	AAA / Aaa	1,400,000
500,000	Detroit, MI Water Supply System, Water Supply System Refunding Revenue Bonds (Series 1993) Weekly VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)	A-1+ / VMIG1	500,000
675,000	Farmington Hills, MI EDC, Limited Obligations Revenue Bonds, 4.75% TOBs (Marketing Displays Project)/(Comerica Bank LOC), Optional Tender 3/1/2001	NR / NR	675,000
1,900,000	Garden City, MI Hospital Finance Authority, Hospital Revenue Bonds, (Series 1996A) Weekly VRDNs (Garden City Hospital, Osteopathic)/(National City Bank, Michigan/Illinois LOC)	A-1 / NR	1,900,000
1,000,000	Grand Rapids, MI EDR Weekly VRDNs (Amway Hotel Corp.)	A-1 / NR	1,000,000
1,000,000	Grand Rapids, MI EDR Weekly VRDNs (Amway Hotel Corp.)	A-1 / NR	1,000,000
11,250,000	Grand Rapids, MI Water Supply System, (Series 1993) Weekly VRDNs (FGIC INS)/(Societe Generale, Paris LIQ)	NR / VMIG1	11,250,000
10,400,000	Kent Hospital Finance Authority, MI, Refunding Revenue Bonds Weekly VRDNs (MBIA INS)	AAA / Aaa	10,400,000
2,800,000	Michigan Higher Education Student Loan Authority, (Series X11-B) Weekly VRDNs (AMBAC INS)/(Bank of Tokyo LOC)	A-1 / VMIG1	2,800,000
900,000	Michigan Higher Education Student Loan Authority, (Series XII-D) Weekly VRDNs (AMBAC INS)/(KBC Bank N.V. LIQ)	AAA / VMIG1	900,000
2,300,000	Michigan Higher Education Student Loan Authority, (Series XXII - F) Weekly VRDNs (AMBAC INS)	AAA / VMIG1	2,300,000
3,500,000	Michigan Municipal Bond Authority, Revenue Bond, (Series A- 1), 4.75% Bonds, 4/26/2001	SP-1	3,508,089
3,690,000	Michigan State Hospital Finance Authority, (Series 1994) Weekly VRDNs (Mt. Clemens General Hospital)/(Comerica Bank LOC)	NR / VMIG1	3,690,000
2,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds Weekly VRDNs (Chelsea Community Hospital)/(National City Bank, Michigan/Illinois LOC)	A+ / NR	2,000,000
1,100,000	Michigan State University, (Series A-2) Weekly VRDNs (Dexia Credit LOC)	A-1+ / MIG1	1,100,000
730,000	Michigan Strategic Fund Monthly VRDNs (Applied Textiles, Inc.)/(Bank One, Michigan LOC)	NR / NR	730,000
300,000	Michigan Strategic Fund Weekly VRDNs (Consolidated Industrial Corporation Project)/(Bank One, Michigan LOC)	NR / NR	300,000
3,000,000	Michigan Strategic Fund Weekly VRDNs (Forest City Tech)/(National City Bank, Michigan/Illinois LOC)	NR / NR	3,000,000
765,000	Michigan Strategic Fund Weekly VRDNs (Advanced Tooling Systems, Inc.)/(Bank One, Michigan LOC)	NR / NR	764,980
200,000	Michigan Strategic Fund Weekly VRDNs (Lincoln Park Boring)/(Bank One, Michigan LOC)	NR / NR	200,000
1,500,000	Michigan Strategic Fund Weekly VRDNs (Morrell, Inc.)/(Comerica Bank LOC)	NR / NR	1,500,000
1,000,000	Michigan Strategic Fund Weekly VRDNs (Fitz Land LLC Project)/(National City Bank, Michigan/Illinois LOC)	NR / NR	1,000,000
900,000	Michigan Strategic Fund, (Series 1995) Weekly VRDNs (Rood Industries, Inc. Project)/(Bank One, Michigan LOC)	NR / NR	900,000
1,800,000	Michigan Strategic Fund, 4.10% CP (Dow Chemical Co.), Mandatory Tender 11/6/2000	NR / P-1	1,800,000
3,500,000	Michigan Strategic Fund, 4.15% CP (Dow Chemical Co.), Mandatory Tender 12/4/2000	P-1 / NR	3,500,000
800,000	Michigan Strategic Fund, Industrial Improvement Revenue Bonds Weekly VRDNs (Eclipse Mold, Inc. Project)/(Bank One, Michigan LOC)	NR / NR	800,000
900,000	Michigan Strategic Fund, Industrial Improvement Revenue Bonds Weekly VRDNs (Pinnacle Molded Plastics)/(Bank One, Michigan LOC)	NR / NR	900,000
635,000	Michigan Strategic Fund, Industrial Improvement Revenue Bonds Weekly VRDNs (Royal Oak Industries, Inc.)/(Comerica Bank LOC)	NR / NR	634,852
5,175,000	Michigan Strategic Fund, PCR Bonds Weekly VRDNs (General Motors Corp.)	NR / VMIG1	5,175,000
695,000	Michigan Strategic Fund, Refunding Revenue Bonds (Series B) Weekly VRDNs (Riverfront Development Co.)/(Old Kent Bank & Trust LOC)	NR / NR	695,000
1,000,000	Michigan Strategic Fund, Refunding Revenue Bonds Weekly VRDNs (Brittany Holding Co.) /(Bank One, Michigan LOC)	NR / NR	1,000,893
3,000,000	Michigan Strategic Fund, Refunding Revenue Bonds Weekly VRDNs (Louisiana-Pacific Corp.)/(Wachovia Bank & Trust Co. LOC)	NR / Aa2	3,000,000
700,000	Michigan Strategic Fund, Resource Recovery Improvement Bonds Weekly VRDNs (Great Lakes Recovery Systems)/(Bank One, Michigan LOC)	A-1+ / NR	700,000
900,000	Michigan Strategic Fund, Revenue Bonds Weekly VRDNs (Non-Ferrous Cast Alloys)/(Bank One, Michigan LOC)	NR / NR	900,000
900,000	Michigan Strategic Fund, Revenue Bonds Weekly VRDNs (YWY Investments LLC)/(Bank One, Michigan LOC)	NR / NR	900,000
6,372,000	Michigan Strategic Fund, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Grayling Generating)/(Barclay Bank, NY LOC)	NR / VMIG1	6,372,000
1,500,000	Oakland County, MI EDC Weekly VRDNs (Comerica Bank LOC)	NR / NR	1,500,000
1,000,000	Regents of University of Michigan, (Series A), 4.10% CP (Regents of University of Michigan GTD), Mandatory Tender 11/1/2000	A-1+ / P-1	1,000,000
1,100,000	Troy, MI, (GO UT), 4.75% Bonds, 5/1/2001	AA / Aa2	1,103,151

	Total Short-Term Municipals		106,207,036

Mutual Funds Shares--1.4%
1,439,000	Goldman Sachs Institutional Liquid Assets Tax-Exempt Diversified Portfolio		1,439,000
83,000	Nuveen Tax Exempt Money Market Fund		83,000

	Total Mutual Fund Shares (at net asset value)		1,522,000

	Total Investments (at amortized cost)(2)		$107,729,036

* Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

(1) Securities that are subject to alternative minimum tax represent 16.1% of the portfolio as calculated based on total portfolio market value

(2) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($108,501,917) at October 31, 2000.

The following acronyms are used throughout this portfolio:

AMBAC--American Municipal Bond Assurance Corporation
CP--Commercial Paper
EDC--Economic Development Corporation
EDR--Economic Development Revenue
FGIC--Financial Guaranty Insurance Corporation
GO--General Obligation
GTD--Guaranteed
INS--Insured
LIQ--Liquidity Agreement
LOC--Letter of Credit
MBIA--Municipal Bond Insurance Association
PCR--Pollution Control Revenue
TOBs--Tender Option Bonds
UT--Unlimited Tax
VRDNs--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Statement of Assets and Liabilities

October 31, 2000 (unaudited)

Assets:
Total investments in securities, at amortized cost and value		$107,729,036
Cash		255,935
Income receivable		908,269

Total assets		108,893,240
Liabilities:
Income distribution payable	$352,217
Payable to adviser	23,675
Other accrued expenses	15,431
Total liabilities		391,323

Net Assets for 108,501,917 shares outstanding		$108,501,917

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$108,501,917 108,501,917 shares outstanding		$1.00

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Statement of Operations

Six Months Ended October 31, 2000 (unaudited)

Investment Income:
Interest		$2,337,707
Expenses:
Investment adviser fee	$221,217
Administrative personnel and services fee	54,611
Custodian fees	8,821
Transfer and dividend disbursing agent fees and expenses	13,748
Trustees' fees	3,015
Auditing fees	7,886
Legal fees	2,043
Portfolio accounting fees	20,217
Share registration costs	8,828
Printing and postage	5,724
Insurance premiums	278
Miscellaneous	2,160

Total expenses	348,548
Waivers--
Waiver of investment adviser fee	(82,956)

Net expenses		265,592

Net investment income		$2,072,115

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund
Statement of Changes in Net Assets

	Six Months Ended (unaudited) October 31, 2000	Year Ended April 30, 2000
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$2,072,115	$2,971,617

Distributions to Shareholders--
Distributions from net investment income	(2,072,115)	(2,971,617)

Share Transactions--
Proceeds from sale of shares	469,071,444	794,222,263
Net asset value of shares issued to shareholders in payment of distributions declared	1,223,417	2,428,820
Cost of shares redeemed	(468,078,060)	(777,315,672)

Change in net assets resulting from share transactions	2,216,801	19,335,411

Change in net assets	2,216,801	19,335,411
Net Assets:
Beginning of period	106,285,116	86,949,705

End of period	$108,501,917	$106,285,116

See Notes which are an integral part of the Financial Statements

Independence One Michigan Municipal Cash Fund Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended (unaudited) October 31,		Year Ended April 30,
	2000		2000	1999	1998	1997	1996
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0.02		0.03	0.03	0.03	0.03	0.03
Less distributions
Distributions from net investment income	(0.02)		(0.03)	(0.03)	(0.03)	(0.03)	(0.03)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return (1)	1.91%		3.06%	2.85%	3.24%	3.04%	3.24%
Ratios to average net assets
Expenses	0.48	%(3)	0.50%	0.48%	0.49%	0.48%	0.53%
Net investment income	3.75	%(3)	3.03%	2.82%	3.19%	3.01%	3.18%
Expense waiver/reimbursement (2)	0.15	%(3)	0.15%	0.15%	0.16%	0.20%	0.20%
Supplemental data
Net assets, end of period (000 omitted)	$108,502		$106,285	$86,950	$102,770	$84,019	$74,712

(1) Based on net asset value.

(2) This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

(3) Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Independence One Mutual Funds
Combined Notes to Financial Statements

October 31, 2000 (unaudited)

(1) Organization

Independence One Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company. The Trust consists of eight portfolios. The financial statements of the following portfolios (individually referred to as the "Fund", or collectively as the "Funds") are presented herein:

Portfolio Name	Investment Objective
Independence One Prime Money Market Fund ("Prime Money Market Fund")	To provide current income consistent with stability of principal.
Independence One U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")	To provide current income consistent with stability of principal.
Independence One Michigan Municipal Cash Fund ("Michigan Municipal Cash Fund")	To provide stability of income and current income exempt from federal regular income tax and Michigan state income tax consistent with stability of principal.

The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation--The Funds use of the amortized cost method to value their portfolio securities is in accordance with Rule 2a-7 under the Act. The Funds seek to maintain a stable net asset value of $1.00 per share. Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Prime Money Market Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At October 31, 2000, capital paid-in for Prime Money Market Fund, U.S. Treasury Money Market Fund, and Michigan Municipal Cash Fund aggregated $736,561,184, $243,596,780, and $108,501,917, respectively. Transactions in shares were as follows:

	Prime Money Market Fund
	Six Months Ended October 31, 2000	Year Ended April 30, 2000
Class K Shares
Shares sold	2,418,938,735	4,164,267,197
Shares issued to shareholders in payment of distributions declared	9,135,606	17,511,484
Shares redeemed	(2,335,830,183)	(4,166,313,541)

Net change resulting from Class K Share transactions	92,244,158	15,465,140

	Prime Money Market Fund
	Six Months Ended October 31, 2000	Year Ended April 30, 2000
Class Y Shares
Shares sold	743,260,265	1,832,805,247
Shares issued to shareholders in payment of distributions declared	3,147,489	5,568,484
Shares redeemed	(710,542,920)	(1,878,960,265)

Net change resulting from Class Y Share transactions	35,864,834	(40,586,534)

Net change resulting from share transactions	128,108,992	(25,121,394)

	U.S. Treasury Money Market Fund
	Six Months Ended October 31, 2000	Year Ended April 30, 2000
Shares sold	1,142,839,910	2,360,844,785
Shares issued to shareholders in payment of distributions declared	3,266,406	6,787,187
Shares redeemed	(1,119,764,010)	(2,344,326,524)

Net change resulting from share transactions	26,342,306	23,305,448

	Michigan Municipal Cash Fund
	Six Months Ended October 31, 2000	Year Ended April 30, 2000
Shares sold	469,071,444	794,222,263
Shares issued to shareholders in payment of distributions declared	1,223,417	2,428,820
Shares redeemed	(468,078,060)	(777,315,672)

Net change resulting from share transactions	2,216,801	19,335,411

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--Michigan National Bank, the Funds' investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of each Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.15% to 0.075% of the average aggregate net assets of the Trust for the period, subject to a minimum fee of $50,000 for each portfolio in the Trust. FAS may voluntarily choose to waive a portion of its fee.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Michigan National Bank, Prime Money Market Fund will pay Michigan National Bank up to 0.25% of average daily net assets of the Class K Shares for the period. The fee paid to Michigan National Bank is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer Agent and Dividend Disbursing Agent Fees--Federated Services Company ("FServ"), through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees--Michigan National Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

General--Certain of the Officers of the Trust are Officers and Directors or Trustees of the above companies.

(5) Concentration of Credit Risk

Since Michigan Municipal Cash Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at October 31, 2000, 76.5% of the securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 18.8% of total investments.

Trustees

Robert E. Baker

Harold Berry

Nathan Forbes

Harry J. Nederlander

Thomas S. Wilson

Officers

Edward C. Gonzales
President

Jeffrey W. Sterling
Vice President and Assistant Treasurer

Richard J. Thomas
Treasurer

C. Grant Anderson
Secretary

Timothy S. Johnson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Independence One(R)

Mutual Funds

(Distributed by Federated Securities Corp.)

Semi-Annual Report
October 31, 2000

Independence One
Prime Money Market Fund
Class K Shares
Class Y Shares

Independence One
U.S. Treasury Money Market Fund
Class K Shares

Independence One
Michigan Municipal Cash Fund
Class K Shares

800-334-2292
www.MichiganNational.com

Investment Company Act File No: 811-5752
Cusip 453777203
Cusip 453777302
Cusip 453777708
Cusip 453777401

G01889-03 (12/00)

[Graphic Representation Omitted--See Appendix]

[Graphic Representation Omitted--See Appendix]